UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-797-2460

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1.	Schedule of Investments

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (the “1940 Act”) is as follows:

                           BlackRock Liquidity Funds
                                    TempFund
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                           Par
                                                        Maturity          (000)                  Value
                                                       ----------   -----------------   ----------------------
AGENCY OBLIGATIONS--8.8%
Federal Home Loan Bank Bonds--3.0%
     4.12%                                             01/14/05         $ 75,065        $  75,973,141
     1.38%                                             03/28/05          252,000          252,000,000
     1.42%                                             04/04/05          256,000          256,000,000
     1.41%                                             05/09/05          105,000          105,000,000

                                                                                        -------------
                                                                                          688,973,141
                                                                                        -------------
Federal Home Loan Mortgage Corporation Bonds--3.0%
     4.50%                                             08/15/04           40,000           40,049,995
     1.88%                                             01/15/05           59,190           59,308,517
     6.88%                                             01/15/05           57,040           58,440,044
     1.42%                                             03/01/05          250,000          250,000,000
     1.29%                                             03/23/05          270,500          270,500,000

                                                                                        -------------
                                                                                          678,298,556
                                                                                        -------------
Federal National Mortgage Association Bonds--2.0%
     1.50%                                             10/01/04          113,612          113,323,336
     1.50%                                             10/01/04          105,000          104,733,125
     1.54%                                             12/08/04          267,500          267,500,000

                                                                                        -------------
                                                                                          485,556,461
                                                                                        -------------
Federal National Mortgage Association Discount Notes--
     0.8%
     1.53%                                             10/20/04          176,000          175,401,600
                                                                                        -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $2,028,229,758)                                                              2,028,229,758
                                                                                      -------------
CERTIFICATES OF DEPOSIT--4.3%
Domestic--4.3%
   Citibank N.A. (A-1+, P-1)
     1.52%                                             10/04/04          116,000          116,003,080
   First Tennessee Bank N.A. (A-1, P-1)
     1.46%                                             09/22/04           25,000           24,999,998
   Washington Mutual Bank (A-1, P-1)
     1.32%                                             08/10/04          100,000          100,000,000
   Wells Fargo Bank, N.A. (A-1+, P-1)
     1.30%                                             08/06/04          270,415          270,415,000
     1.30%                                             08/09/04          200,000          200,000,000
     1.31%                                             08/10/04          270,000          270,000,674

                                                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $981,418,753)                                                                  981,418,752
                                                                                      -------------
COMMERCIAL PAPER--42.8%
Asset Backed Securities--28.8%
   Amsterdam Funding Corp. (A-1, P-1)
     1.30%                                             08/02/04           60,000           59,997,833
     1.29%                                             08/03/04          100,000           99,992,833
     1.29%                                             08/04/04          100,000           99,989,250
   Atlantis One Funding Corp. (A-1+, P-1)
     1.56%                                             10/21/04          403,918          402,500,248
     1.56%                                             10/22/04          109,486          109,096,960
   Blue Ridge Asset Funding Corp.
     (A-1, P-1)
     1.30%                                             08/04/04           75,000           74,991,875
     1.29%                                             08/05/04          100,000           99,985,667

                                                                           Par
                                                        Maturity          (000)                  Value
                                                       ----------   -----------------   ----------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
   Cafco LLC (A-1+, P-1)
     1.30%                                             08/06/04         $100,000        $  99,982,014
     1.56%                                             10/19/04          200,000          199,315,333
   CRC Funding LLC (A-1+, P-1)
     1.30%                                             08/04/04          138,000          137,985,050
     1.56%                                             10/19/04          167,430          166,856,831
   Crown Point Capital LLC (A-1, P-1)
     1.30%                                             08/05/04          136,159          136,139,333
     1.35%                                             08/16/04           32,000           31,982,000
     1.46%                                             09/20/04           48,249           48,151,162
     1.57%                                             10/18/04           40,160           40,023,389
   Daimler Chrysler Revolving Auto Co.
     (A-1+, P-1)
     1.29%                                             08/05/04           94,817           94,803,410
   Delaware Funding LLC (A-1+, P-1)
     1.29%                                             08/02/04          101,095          101,091,377
   Edison Asset Securitization LLC
     (A-1+, P-1)
     1.29%                                             08/05/04          285,607          285,566,063
     1.30%                                             08/13/04          300,000          299,870,000
     1.50%                                             10/06/04          169,915          169,447,734
   Fairway Finance Co. LLC (A-1, P-1)
     1.30%                                             08/02/04          117,107          117,102,771
     1.29%                                             08/05/04           12,013           12,011,278
   Fcar Owner Trust Series I (A-1+, P-1)
     1.30%                                             08/16/04          150,000          149,918,750
   Fcar Owner Trust Series II (A-1, P-1)
     1.31%                                             08/05/04           64,420           64,410,623
     1.31%                                             08/06/04           98,750           98,732,033
     1.31%                                             08/09/04          198,000          197,942,360
   Galaxy Funding Inc. (A-1+, P-1)
     1.30%                                             08/10/04           32,690           32,679,376
     1.47%                                             09/20/04           79,000           78,838,708
   Grampian Funding LLC (A-1+, P-1)
     1.30%                                             08/05/04          290,460          290,418,045
     1.30%                                             08/10/04          151,000          150,950,925
     1.52%                                             10/05/04          300,000          299,176,667
     1.50%                                             10/08/04          244,650          243,956,825
   Jupiter Securitization Corp. (A-1, P-1)
     1.30%                                             08/03/04          142,750          142,739,690
     1.30%                                             08/04/04           74,086           74,077,974
     1.30%                                             08/05/04           50,000           49,992,778
     1.30%                                             08/06/04           76,982           76,968,100
   Liberty Street Funding Corp.
     (A-1, P-1)
     1.30%                                             08/02/04          250,000          249,990,972
   Moat Funding LLC (A-1+, P-1)
     1.50%                                             10/05/04           95,250           94,992,031
   Preferred Receivables Funding Corp.
     (A-1, P-1)
     1.29%                                             08/04/04           24,118           24,115,407
   Receivables Capital Corp. (A-1+, P-1)
     1.30%                                             08/05/04          170,407          170,382,386

                                   TempFund
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                                     Par
                                                  Maturity          (000)                  Value
                                                 ----------   -----------------   ----------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
   Scaldis Capital LLC (A-1+, P-1)
     1.30%                                       08/02/04         $112,555        $ 112,550,936
     1.58%                                       10/25/04           89,067           88,734,731
   Sheffield Receivables Corp.
     (A-1+, P-1)
     1.30%                                       08/02/04          112,060          112,055,953
     1.30%                                       08/03/04           61,130           61,125,585
     1.33%                                       08/12/04           30,360           30,347,662
   Silver Tower US Funding LLC
     (A-1, P-1)
     1.52%                                       10/05/04          100,000           99,725,556
     1.54%                                       10/05/04          268,420          267,676,067
   Thunder Bay Funding LLC (A-1, P-1)
     1.30%                                       08/02/04           57,069           57,066,939
     1.30%                                       08/04/04           50,947           50,941,481
     1.30%                                       08/09/04           25,133           25,125,739
   Triple A One Funding Corp. (A-1, P-1)
     1.30%                                       08/03/04           59,233           59,228,722
   Variable Funding Capital (A-1, P-1)
     1.30%                                       08/04/04           75,000           74,991,875
     1.30%                                       08/05/04           53,300           53,292,301
   Yorktown Capital LLC (A-1+, P-1)
     1.30%                                       08/02/04          176,063          176,056,642

                                                                                  -------------
                                                                                  6,646,086,250
                                                                                  -------------
Banks--4.6%
   Barclays U.S. Funding Corp.
     (A-1+, P-1)
     1.56%                                       10/25/04          400,000          398,526,667
   Deutsche Bank Financial LLC
     (A-1+, P-1)
     1.28%                                       08/09/04          650,000          649,815,111

                                                                                  -------------
                                                                                  1,048,341,778
                                                                                  -------------
Life Insurance--0.7%
   Prudential Funding LLC (A-1, P-1)
     1.30%                                       08/10/04          150,000          149,951,250
                                                                                  -------------
Personal Credit Institutions--2.2%
   General Electric Capital Corp.
     (A-1+, P-1)
     1.30%                                       08/16/04          500,000          499,729,167
                                                                                  -------------
Security Brokers & Dealers--6.5%
   Bear Stearns Co., Inc. (A-1, P-1)
     1.29%                                       08/09/04          130,000          129,962,733
   Citigroup Global Markets Holdings
     (A-1+, P-1)
     1.33%                                       08/17/04          364,965          364,749,265
     1.33%                                       08/18/04          100,000           99,937,194
     1.56%                                       10/21/04          400,000          398,600,500
     1.56%                                       10/22/04          100,000           99,645,806

                                                                     Par
                                                  Maturity          (000)                  Value
                                                 ----------   -----------------   ----------------------
COMMERCIAL PAPER (Continued)
Security Brokers & Dealers (continued)
   Goldman Sachs Group, Inc. (A-1, P-1)
     1.30%                                       08/17/04         $400,000        $ 399,768,889

                                                                                  -------------
                                                                                  1,492,664,387
                                                                                  -------------
TOTAL COMMERCIAL PAPER
   (Cost $9,836,772,832)
                                                                                  9,836,772,832
                                                                                  -------------
MASTER NOTES--3.4%
Security Brokers & Dealers--3.4%
   Merrill Lynch Mortgage Capital Inc
     (A-1, P-1)(b)
     1.41%                                       08/02/04          343,000          343,000,000
   Morgan Stanley Mortgage Capital, Inc.
     (A-1, P-1)(b)
     1.42%                                       08/02/04          438,000          438,000,000

                                                                                  -------------
TOTAL MASTER NOTES
   (Cost $781,000,000)                                                            781,000,000
                                                                                -------------
VARIABLE RATE OBLIGATIONS--27.0%
Asset Backed Securities--1.5%
   Racers XL (A-1, P-1)
     1.43%(c)                                    08/22/04          111,000          111,000,000
   SMM Trust Series 2003M (A-1+, P-1)
     1.52%(c)                                    09/15/04          110,000          110,000,000
   SMM Trust Series 2004G (A-1+, P-1)
     1.33%(c)                                    09/03/04          115,900          115,900,000

                                                                                  -------------
                                                                                    336,900,000
                                                                                  -------------
Banks--5.9%
   Bank of America, N.A. (AA+, Aa1)
     1.30%(c)                                    08/02/04          307,000          307,000,000
     1.30%(c)                                    08/02/04          350,000          350,000,000
   Bank of New York Co. (AA-, Aa2)
     1.35%(c)                                    08/20/04           35,015           35,012,175
   Bank of New York Co., Inc. (A+, Aa3)
     1.47%(c)                                    08/27/04          125,000          125,000,000
   Hayes Brake Holdings RB Series 2003
     DN (National City Bank N.A. LOC)
     (A-1, P-1)(b)
     1.52%(c)                                    08/07/04           10,808           10,808,000
   LP Pinewood Spv (Wachovia Bank N.A.
     LOC) (A-1, P-1)(b)
     1.48%(c)                                    08/07/04           50,000           50,000,000
   Wachovia Bank, N.A. (A-1, P-1)
     1.30%(c)                                    08/02/04          297,000          297,000,000
   Wells Fargo Bank, N.A. (AA, Aaa)
     1.39%(c)                                    08/02/04          190,000          190,003,927

                                                                                  -------------
                                                                                  1,364,824,102
                                                                                  -------------
Federal Home Loan Bank Variable Rate Notes--4.7%
     1.50%(c)                                    08/02/04          100,000           99,945,522
     1.25%(c)                                    09/08/04          250,000          249,847,682
     0.98%(c)                                    09/13/04          328,000          327,780,038

                                   TempFund
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                                                 Par
                                                           Maturity             (000)                  Value
                                                      -----------------   -----------------   ----------------------
VARIABLE RATE OBLIGATIONS (Continued)
Federal Home Loan Bank Variable Rate Notes (continued)
                  1.48%(c)                                 09/21/04          $  400,000       $ 399,955,273

                                                                                              -------------
                                                                                              1,077,528,515
                                                                                              -------------
Federal Home Loan Mortgage Corporation Variable Rate
   Notes--2.7%
                  1.12%(c)                                 08/09/04             400,000         400,076,092
                  1.54%(c)                                 10/07/04             220,000         220,000,000

                                                                                              -------------
                                                                                                620,076,092
                                                                                              -------------
Federal National Mortgage Association Variable Rate
   Notes--2.3%
                  1.18%(c)                                 08/18/04             295,000         294,959,863
                  1.23%(c)                                 09/03/04             200,000         199,869,239

                                                                                              -------------
                                                                                                494,829,102
                                                                                              -------------
Insurance--1.1%
   ING Security Life Insurance (AA3, Aa)
                  1.40%(c)                                 08/09/04             150,000         150,000,000
   MetLife Global Funding I (AA, Aa2)
                  1.50%(c)                                 08/30/04              95,000          95,000,000
   Metlife Global Funding I (AA, Aa2)
                  1.68%(c)                                 10/08/04              10,000          10,010,855

                                                                                              -------------
                                                                                                255,010,855
                                                                                              -------------
Municipal Bonds--0.3%
   California Housing Finance Agency RB
     (Taxable Home Meeting Project)
     Series 1998 DN (A-1+, VMIG-1)
                  1.34%(c)                                 08/07/04              36,500          36,500,000
   Texas GO (Veterans Housing
     Assesment Project) Series 1999A-2
     DN (A-1+, VMIG-1)
                  1.34%(c)                                 08/07/04              43,100          43,100,000

                                                                                              -------------
                                                                                                 79,600,000
                                                                                              -------------
Personal Credit Institutions--2.3%
   General Electric Capital Corp.
     (AAA, Aaa)
                  1.25%(c)                                 08/03/04             130,000         130,118,582
                  1.49%(c)                                 08/17/04             382,000         382,110,649
                  1.67%(c)                                 09/15/04              20,000          20,005,154

                                                                                              -------------
                                                                                                532,234,385
                                                                                              -------------
Security Brokers & Dealers--6.2%
   Merrill Lynch & Co. Inc. (A+, Aa3)
                  1.51%(c)                                 08/11/04             459,000         459,254,690
                  1.06%(c)                                 10/05/04             328,000         328,000,000
   Morgan Stanley & Co. Inc. (A+, Aa3)
                  1.50%(c)                                 08/16/04             550,000         550,381,343
                  1.75%(c)                                 09/13/04              96,000          96,116,913

                                                                                              -------------
                                                                                              1,433,752,946
                                                                                              -------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $6,194,755,997)                                                                    6,194,755,997
                                                                                            -------------

                                                                                 Par
                                                           Maturity             (000)                  Value
                                                      -----------------   -----------------   ----------------------
MEDIUM TERM NOTES--1.5%
Security Brokers & Dealers--1.5%
   Goldman Sachs Group, Inc. (A-1, P-1)
                  1.46%
                       (Cost
$           333,000,000)                                   08/23/04          $  333,000       $ 333,000,000
                                                                                              -------------
TIME DEPOSITS--3.2%
   National City Bank (A-1, P-1)
                  1.25%
                       (Cost
$           738,000,000)                                   08/02/04             738,000         738,000,000
                                                                                              -------------
REPURCHASE AGREEMENTS--9.0%
Deutsche Bank Securities Inc.
                  1.29%                                    08/10/04(d)        1,250,000       1,250,000,000
   (Agreement dated 07/06/04 to be
     repurchased at $1,252,817,708,
     collateralized by $1,441,841,505
     Federal Home Loan Bank Bonds,
     Federal Home Loan Mortgage
     Corporation Adjustable Rate
     Mortgage Notes and Federal
     National Mortgage Association
     Variable Rate Notes 3.50% to 7.01%
     due from 12/01/10 to 07/01/34. The
     value of the collateral is
$     1,287,502,118.)
Goldman Sachs & Co.
                  1.37%                                    08/02/04             194,000         194,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $194,022,148,
     collateralized by $213,726,379
     Federal National Mortgage
     Association Bonds 5.00% due
     03/01/34. The value of the collateral
     is $199,820,001.)
J.P. Morgan Securities Inc.
                  1.22%                                    08/02/04             200,000         200,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $200,020,333,
     collateralized by $203,192,000
     Federal Home Loan Bank Notes
     and Federal National Mortgage
     Association Medium Term Notes
     1.57% to 7.63% due from 04/15/05
     to 05/15/19. The value of the
     collateral is $206,003,204.)

                                   TempFund
                      Schedule of Investments (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                            Par
                                            Maturity       (000)            Value
                                           ----------   -----------   ----------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co.
    1.35%                                  08/02/04     $174,000      $ 174,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $174,019,575,
     collateralized by $270,900,000
     Federal Agricultural Mortgage
     Discount Notes, Federal Home
     Loan Mortgage Association Medium
     Term Notes, Financing Corporation
     Strips and Strip Principals and
     Tennessee Valley Authority Bonds
     0.00% to 5.88% due 08/20/04 to
     04/01/36. The value of the collateral
     is $179,781,871.)
PNC Bank, N.A.(e)
    1.01%                                  08/02/04       74,800         74,800,000
   (Agreement dated 07/30/04 to be
     repurchased at $74,806,296,
     collateralized by $316,000,000
     Federal National Mortgage
     Assocation Bonds 2.92% due
     08/15/07. The value of the collateral
     is $317,975,000.)
UBS Securities LLC
    1.36%                                  08/02/04      179,100        179,100,000
   (Agreement dated 07/30/04 to be
     repurchased at $179,120,298,
     collateralized by $295,885,000
     Federal National Mortgage
     Association Strips 0.00% due from
     07/01/33 to 09/01/33. The value of
     the collateral is $184,473,853.)

                                                                      -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,071,900,000)                                            2,071,900,000
                                                                    -------------

TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $22,965,077,339(a))       $22,965,077,339
                                   ===============

----------------------

  (a) Aggregate cost for Federal income tax purposes.
  (b) Ratings reflect those of guarantor.
  (c) Rates shown are the rates as of July 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (d) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.
  (e) Pursuant to an exemptive order TempFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

                           BlackRock Liquidity Funds
                                    TempCash
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                       Par
                                                    Maturity          (000)                  Value
                                                   ----------   -----------------   ----------------------
AGENCY OBLIGATIONS--5.3%
Federal Home Loan Bank Bonds--2.5%
     1.38%                                         03/28/05         $115,000        $ 115,000,000
     1.42%                                         04/04/05          127,000          127,000,000

                                                                                    -------------
                                                                                      242,000,000
                                                                                    -------------
Federal Home Loan Mortgage Corporation Bonds--1.2%
     1.29%                                         03/23/05          115,000          115,000,000
                                                                                    -------------
Federal National Mortgage Association Bonds--1.6%
     1.54%                                         12/08/04          150,000          150,000,000
                                                                                    -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $507,000,000)                                                              507,000,000
                                                                                  -------------
CERTIFICATES OF DEPOSIT--12.9%
Domestic--1.9%
   Citibank N.A. (A-1+, P-1)
     1.52%                                         10/06/04           77,700           77,700,000
   Washington Mutual Bank (A-1, P-1)
     1.32%                                         08/10/04          100,000          100,000,000
Euro Dollar--4.4%
   Barclays Bank PLC (A-1+, P-1)
     1.36%                                         08/05/04          100,000           99,999,617
   Foreningssparbanken AB (Swedbank)
     (A-1, P-1)
     1.44%                                         03/01/05          228,500          228,480,155
   Westlb AG (A-1+, P-1)
     1.58%                                         10/19/04           96,000           96,000,000
Yankee Dollar--6.6%
   Banque Nationale de Paribas
     (A-1+, P-1)
     1.48%                                         01/11/05          200,000          199,986,634
   Fortis Bank (A-1+, P-1)
     1.38%                                         09/03/04           50,000           50,005,560
   Societe Generale (A-1+, P-1)
     1.44%                                         05/09/05          124,000          123,985,708
   UBS AG Stamford (A-1+, P-1)
     1.39%                                         08/05/04          160,000          159,999,824
   Westdeutsche Landesbank (A-1+, P-1)
     1.50%                                         01/10/05          102,000          101,988,713

                                                                                    -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $1,238,146,211)                                                          1,238,146,211
                                                                                  -------------
COMMERCIAL PAPER--29.8%
Asset Backed Securities--21.5%
   Amsterdam Funding Corp. (A-1, P-1)
     1.30%                                         08/02/04           25,000           24,999,097
   Atlantis One Funding Corp. (A-1+, P-1)
     1.56%                                         10/21/04           73,370           73,112,471
   Atomium Funding Corp. (A-1, P-1)
     1.32%                                         08/03/04           30,550           30,547,760
     1.31%                                         08/05/04           57,750           57,741,594
   Blue Ridge Asset Funding Corp.
     (A-1, P-1)
     1.30%                                         08/04/04           25,000           24,997,292

                                                                       Par
                                                    Maturity          (000)                  Value
                                                   ----------   -----------------   ----------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
   CC (USA) Inc. (A-1+, P-1)
     1.57%                                         10/18/04         $ 61,000        $  60,792,498
   CC USA Inc. (A-1+, P-1)
     1.52%                                         10/06/04           80,000           79,777,067
     1.57%                                         10/20/04           51,000           50,822,067
   Crown Point Capital LLC (A-1, P-1)
     1.30%                                         08/05/04           54,065           54,057,191
   Edison Asset Securitization LLC
     (A-1+, P-1)
     1.50%                                         10/06/04           71,085           70,889,516
   Fcar Owner Trust Series II (A-1, P-1)
     1.31%                                         08/05/04           25,580           25,576,277
     1.31%                                         08/06/04           98,750           98,732,033
   Galaxy Funding Inc. (A-1+, P-1)
     1.30%                                         08/10/04           13,310           13,305,674
     1.58%                                         10/18/04           80,000           79,726,133
   Grampian Funding LLC (A-1+, P-1)
     1.30%                                         08/05/04           99,780           99,765,587
     1.30%                                         08/10/04           40,000           39,987,000
     1.52%                                         10/05/04          114,000          113,687,133
     1.50%                                         10/08/04          102,350          102,060,008
   Jupiter Securitization Corp. (A-1, P-1)
     1.30%                                         08/04/04           50,000           49,994,583
   Lake Constance Funding LLC
     (A-1+, P-1)
     1.31%                                         08/05/04           51,900           51,892,446
   Liberty Street Funding Corp.
     (A-1, P-1)
     1.30%                                         08/02/04          100,000           99,996,389
   Links Finance LLC (A-1+, P-1)
     1.58%                                         10/18/04           50,000           49,828,833
   Receivables Capital Corp. (A-1+, P-1)
     1.30%                                         08/05/04            4,000            3,999,422
   Regency Markets No. 1 LLC (A-1, P-1)
     1.31%                                         08/02/04           18,029           18,028,344
   Scaldis Capital LLC (A-1+, P-1)
     1.30%                                         08/02/04           42,630           42,628,461
     1.53%                                         10/01/04           79,161           78,955,775
   Sheffield Receivables Corp.
     (A-1+, P-1)
     1.30%                                         08/03/04           38,870           38,867,193
   Silver Tower US Funding LLC
     (A-1, P-1)
     1.52%                                         10/05/04           50,000           49,862,778
     1.54%                                         10/05/04          110,000          109,695,132
     1.57%                                         10/15/04           66,750           66,531,672
   Sydney Capital Corp. (A-1+, P-1)
     1.30%                                         08/09/04          174,100          174,049,704
   Variable Funding Capital (A-1, P-1)
     1.30%                                         08/04/04           25,000           24,997,292
     1.30%                                         08/05/04           21,700           21,696,866

                                   TempCash
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                                         Par
                                                      Maturity          (000)                  Value
                                                     ----------   -----------------   ----------------------
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
   Victory Receivables Corp. (A-1, P-1)
     1.33%                                           08/04/04         $ 91,328        $  91,294,259

                                                                                      -------------
                                                                                      2,072,895,547
                                                                                      -------------
Banks--6.6%
   Depfa Bank PLC (A-1+, P-1)
     1.50%                                           10/05/04          172,360          171,891,636
   Eurohypo AG (A-1, P-1)
     1.32%                                           08/05/04          250,000          249,963,333
   Nationwide Building Society (A-1, P-1)
     1.51%                                           10/04/04          182,500          182,010,089
   Norddeutsche Landesbank (A-1, P-1)
     1.10%                                           08/04/04           30,000           29,997,250

                                                                                      -------------
                                                                                        633,862,308
                                                                                      -------------
Life Insurance--1.7%
   Irish Life & Permanent PLC (A-1, P-1)
     1.53%                                           10/01/04           62,400           62,238,228
     1.53%                                           10/04/04          100,000           99,728,000

                                                                                      -------------
                                                                                        161,966,228
                                                                                      -------------
TOTAL COMMERCIAL PAPER
   (Cost $2,868,724,083)                                                            2,868,724,083
                                                                                    -------------
MASTER NOTES--3.3%
Security Brokers & Dealers--3.3%
   Merrill Lynch Mortgage Capital, Inc.
     (A-1, P-1)(b)
     1.41%                                           08/02/04          102,900          102,900,000
   Morgan Stanley Mortgage Capital, Inc.
     (A-1, P-1)(b)
     1.42%(c)                                        08/02/04          216,000          216,000,000

                                                                                      -------------
TOTAL MASTER NOTES
   (Cost $318,900,000)                                                                318,900,000
                                                                                    -------------
VARIABLE RATE OBLIGATIONS--37.5%
Asset Backed Securities--1.1%
   Racers XL (A-1, P-1)
     1.43%(c)                                        08/22/04           54,000           54,000,000
   SMM Trust Series 2004G (A-1+, P-1)
     1.33%(c)                                        09/03/04           50,660           50,660,000

                                                                                      -------------
                                                                                        104,660,000
                                                                                      -------------
Banks--11.3%
   Bank of America, N.A. (AA+, Aa1)
     1.30%(c)                                        08/02/04          206,000          206,000,000
     1.30%(c)                                        08/02/04          200,000          200,000,000
   Bank of New York Co. (AA-, Aa2)
     1.35%(c)                                        08/20/04           13,920           13,918,877
   Bank of Scotland (AA, Aa2)
     1.22%(c)                                        08/30/04           15,000           14,998,565
   Citigroup, Inc. (AA-, Aa1)
     1.25%(c)                                        08/09/04           90,000           90,058,454

                                                                         Par
                                                      Maturity          (000)                  Value
                                                     ----------   -----------------   ----------------------
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
   Daybreak Operations LLC Series 2002
     (U.S. Bank N.A. LOC) (A-1, P-1)(b)
     1.48%(c)                                        08/07/04         $     25        $      25,000
   HBOS Treasury Services PLC
     (A-1+, P-1)
     1.58%(c)                                        09/24/04          150,000          150,000,000
   MB & B Holdings LLC (Marshall &
     Ilsley Bank LOC) (A-1, P-1)
     1.55%(c)                                        08/05/04            7,130            7,130,000
     1.55%(c)                                        08/05/04            3,885            3,885,000
   Natexis Banque (A+, Aa3)
     1.33%(c)                                        08/12/04           50,000           49,999,799
   Nationwide Building Society (A+, Aa3)
     1.68%(c)                                        10/22/04          150,000          150,115,545
   North Square Associates LLP
     (Marshall & Ilsley Bank LOC)
     (A-1, P-1)
     1.55%(c)                                        08/05/04           15,000           15,000,000
   Park Village (Bank One N.A. LOC)
     (A-1+, P-1)
     1.53%(c)                                        08/05/04            7,000            7,000,000
   Shipley Group LP Series 2004 MB
     (Fulton Bank LOC) (VMIG-1)(b)
     1.64%                                           08/07/04           18,210           18,210,000
   Toronto-Dominion Holdings (A-1, P-1)
     1.30%(c)                                        08/02/04           50,000           49,999,122
   Westpac Banking Corp. (AA-, Aa3)
     1.41%(c)                                        09/13/04          108,250          108,250,000

                                                                                      -------------
                                                                                      1,084,590,362
                                                                                      -------------
Federal Home Loan Bank Variable Rate Notes--4.2%
     1.50%(c)                                        08/02/04          200,000          199,891,043
     0.98%(c)                                        09/13/04          200,000          199,865,877

                                                                                      -------------
                                                                                        399,756,920
                                                                                      -------------
Federal Home Loan Mortgage Corporation Variable Rate
   Notes--3.1%
     1.12%(c)                                        08/09/04          200,000          200,038,046
     1.54%(c)                                        10/07/04          100,000          100,000,000

                                                                                      -------------
                                                                                        300,038,046
                                                                                      -------------
Federal National Mortgage Association Variable Rate
   Notes--0.9%
     1.18%(c)                                        08/18/04          100,000           99,986,394
                                                                                      -------------
Insurance--3.6%
   Allstate Life Global Funding II
     (AA, Aa2)
     1.29%(c)                                        08/16/04          100,000          100,000,000
   Allstate Life Insurance Co. (A-1+, P-1)
     1.25%(c)                                        08/02/04           50,000           50,000,000
   ING Security Life Insurance (AA, Aa3)
     1.79%(c)                                        10/28/04           61,500           61,576,519

                                   TempCash
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
VARIABLE RATE OBLIGATIONS (Continued)
Insurance (continued)
   John Hancock Global Funding II
     (AA, Aa3)
            1.57%(c)                       09/13/04         $ 45,000        $  45,007,009
            1.74%(c)                       09/27/04           49,500           49,513,359
   MetLife Global Funding I (AA, Aa2)
            1.50%(c)                       08/30/04           40,000           40,000,000

                                                                            -------------
                                                                              346,096,887
                                                                            -------------
Life Insurance--5.5%
   Monumental Life Insurance Co.
     (A-1+, P-1)
            1.23%(c)                       09/01/04          200,000          200,000,000
   New York Life Insurance Co.
     (A-1+, P-1)
            1.52%(c)                       09/13/04          300,000          300,000,000
   Transamerica Occidental Life
     Insurance
            1.46%(c)                       08/09/04           26,000           26,000,000

                                                                            -------------
                                                                              526,000,000
                                                                            -------------
Municipal Bonds--0.7%
   New York State Housing Finance
     Agency RB (Victory Housing Project)
     Series 2000B DN (Key Bank N.A.
     LOC) (VMIG-1)(b)
            1.34%(c)                       08/04/04            7,770            7,770,000
   New York State Housing Finance
     Agency RB Series 2003B DN
     (VMIG-1)
            1.34%(c)                       08/04/04           22,900           22,900,000
   Oakland County GO Series 2004 TRAN
     (SP-1+, MIG-1)
            1.62%(c)                       08/04/04           25,000           25,052,664
   Savannah College RB (Art & Design
     Project) Series 2004 DN (A-1+)
            1.48%(c)                       08/05/04            8,000            8,000,000

                                                                            -------------
                                                                               63,722,664
                                                                            -------------
Personal Credit Institutions--2.3%
   General Electric Capital Corp.
     (AAA, Aaa)
            1.45%(c)                       08/09/04          100,000          100,000,000
            1.49%(c)                       08/17/04           92,000           92,020,097
            1.67%(c)                       09/15/04           25,000           25,006,551

                                                                            -------------
                                                                              217,026,648
                                                                            -------------
Security Brokers & Dealers--4.8%
   Merrill Lynch & Co. Inc. (A+, Aa3)
            1.51%(c)                       08/11/04          300,000          300,165,117
            1.06%(c)                       10/05/04          100,000          100,000,001

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
VARIABLE RATE OBLIGATIONS (Continued)
Security Brokers & Dealers (continued)
   Salomon Smith Barney Holdings
     (A-1, P-1)
            1.62%(c)                       09/13/04         $ 65,000        $  65,047,952

                                                                            -------------
                                                                              465,213,070
                                                                            -------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $3,607,090,991)
                                                                            3,607,090,991
                                                                            -------------
TIME DEPOSITS--3.4%
   National City Bank
            1.25%
                 (Cost
$     323,000,000)                         08/02/04          323,000          323,000,000
                                                                            -------------
REPURCHASE AGREEMENTS--7.8%
Merrill Lynch & Co.
            1.35%                          08/02/04          100,000          100,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $100,011,250,
     collateralized by $102,826,000
     Federal Agricultural Mortgage
     Discount Notes, Federal Home
     Loan Mortgage Corporation
     Discount Notes and Medium Term
     Notes, and Federal National
     Mortgage Association Medium Term
     Notes 0.00% to 5.93% due 08/23/04
     to 10/27/23. The value of the
     collateral is $103,002,001.)
Morgan Stanley & Co.
            1.35%                          08/02/04          142,944          142,944,000
   (Agreement dated 07/30/04 to be
     repurchased at $142,960,081,
     collateralized by $148,155,000
     Federal Home Loan Mortgage
     Corporation Discount Notes 0.00%
     due 11/18/04 to 12/01/04. The value
     of the collateral is $147,384,155.)
UBS Securities LLC
            1.36%                          08/02/04          521,257          521,257,000
   (Agreement dated 07/30/04 to be
     repurchased at $521,316,076,
     collateralized by $565,466,449
     Federal Home Loan Mortgage
     Corporation Bonds and Government
     National Mortgage Association
     Commercial Mortgage Obligations
     3.50% to 6.50% due 10/15/23 to
     07/15/34. The value of the collateral
     is $536,895,609.)

                                                                            -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $764,201,000)
                                                                              764,201,000
                                                                            -------------

TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $9,627,062,285(a))        $9,627,062,285
                                   ==============

                                   TempCash
                      Schedule of Investments (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

----------------------

  (a) Aggregate cost for Federal income tax purposes.
(b) Ratings reflect those of guarantor.

  (c) Rates shown are the rates as of July 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                           BlackRock Liquidity Funds
                                T-Fund Portfolio
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                      Par
                                                Maturity             (000)                  Value
                                           -----------------   -----------------   ----------------------
U.S. TREASURY OBLIGATIONS--22.7%
U.S. Treasury Bills--5.0%
                0.99%                           08/26/04           $100,000        $    99,931,250
                1.00%                           09/02/04             50,000             49,955,556

                                                                                   ---------------
                                                                                       149,886,806
                                                                                   ---------------
U.S. Treasury Notes--17.5%
                2.12%                           08/31/04             30,000             30,018,517
                1.88%                           09/30/04             40,000             40,045,241
                5.88%                           11/15/04             50,000             50,655,777
                7.88%                           11/15/04             50,000             50,946,802
                2.00%                           11/30/04             30,000             30,054,735
                1.75%                           12/31/04             20,000             20,033,841
                1.50%                           02/28/05            170,000            170,260,647
                1.62%                           03/31/05             30,000             30,068,904
                1.62%                           04/30/05            105,000            105,282,628

                                                                                   ---------------
                                                                                       527,367,092
                                                                                   ---------------
U.S. Treasury Strip Notes--0.2%
                1.16%(b)                        08/15/04             10,131             10,126,433
                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $687,380,331)                                                               687,380,331
                                                                                 ---------------
REPURCHASE AGREEMENTS--77.3%
Deutsche Bank Securities, Inc.
                1.31%                           08/02/04            500,000            500,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $500,054,583,
     collateralized by $741,253,000 U.S.
     Treasury Inflation Indexed
     Securities and Strips 0.00% to
     3.63% due from 07/15/14 to
     04/15/28. The value of the collateral
     is $510,000,777.)
Greenwich Capital Markets, Inc.
                1.31%                           08/02/04            400,000            400,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $400,043,667,
     collateralized by $993,174,596 U.S.
     Treasury Strips and Strip Principals
     0.00% to 11.75% due from
     02/15/10to 05/15/30. The value of
     the collateral is $408,001,685.)
J.P. Morgan Securities, Inc.
                1.32%                           08/02/04            200,000            200,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $200,022,000,
     collateralized by $356,898,000 U.S.
     Treasury Notes and Strips 0.00% to
     8.75% due from 07/31/04 to
     05/15/30. The value of the collateral

                                                               Par
                                                Maturity             (000)                  Value
     is $204,001,584.)                     -----------------   -----------------   ----------------------
REPURCHASE AGREEMENTS (Continued)
Morgan Stanley & Co., Inc.
                1.31%                           08/02/04           $636,400        $   636,400,000
   (Agreement dated 07/30/04 to be
     repurchased at $636,469,474,
     collateralized by $456,383,000 U.S.
     Treasury Bonds 8.88% to 9.13% due
     from 05/15/18 to 02/15/19. The
     value of the collateral is
$     649,223,555.)
UBS Securities LLC
                1.30%                           08/02/04             48,000             48,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $48,005,200,
     collateralized by $136,547,000 U.S.
     Treasury Strips and Strip Principals
     0.00% to 7.50% due from 08/15/20
     to 11/15/24. The value of the
     collateral is $48,961,061.)
UBS Securities LLC
                1.31%                           08/02/04            100,000            100,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $100,010,917,
     collateralized by $247,005,000 U.S.
     Treasury Strips 0.00% due 08/15/20.
     The value of the collateral is
$     102,000,710.)
UBS Securities LLC
                1.31%                           08/02/04            300,000            300,000,000
   (Agreement dated 07/30/04 to be
     repurchased at $300,032,750,
     collateralized by $644,457,000 U.S.
     Treasury Strip Principals 7.50% to
     11.75% due from 11/15/14 to
     02/15/25. The value of the collateral
     is $306,001,432.)
UBS Securities LLC
                1.40%                           10/08/04(c)         150,000            150,000,000
   (Agreement dated 07/08/04 to be
     repurchased at $150,536,667,
     collateralized by $246,318,000 U.S.
     Treasury Strip Principals 9.38% to
     12.00% due from 11/15/04 to
     02/15/15. The value of the collateral
     is $153,000,634.)

                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,334,400,000)
                                                                                     2,334,400,000
                                                                                   ---------------
TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $3,021,780,331(a))                                                      $ 3,021,780,331
                                                                                 ===============

----------------------

  (a) Aggregate cost for Federal income tax purposes.
(b) The rate shown is the effective yield on the zero coupon bonds.
  (c) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           BlackRock Liquidity Funds
                                    FedFund
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                      Par
                      Maturity       (000)            Value
                     ----------   -----------   ----------------
AGENCY OBLIGATIONS--60.0%
Federal Farm Credit Bank Variable Rate Notes--5.8%
       1.25%(b)      08/02/04     $150,000      $ 149,988,304
                                                -------------
Federal Home Loan Bank Bonds--3.0%
       1.27%         08/02/04        9,739          9,738,656
       1.45%         01/11/05       15,000         15,001,938
       1.38%         03/28/05       26,000         26,000,001
       1.42%         04/04/05       15,000         15,000,000
       1.41%         05/09/05       12,000         12,000,000

                                                -------------
                                                   77,740,595
                                                -------------
Federal Home Loan Bank Variable Rate Notes--14.3%
       1.50%(b)      08/02/04       50,000         49,972,761
       1.14%(b)      08/25/04       60,000         59,998,614
       1.25%(b)      09/08/04      102,000        101,937,854
       0.98%(b)      09/13/04       50,000         49,966,469
       1.48%(b)      09/21/04      102,000        101,988,595

                                                -------------
                                                  363,864,293
                                                -------------
Federal Home Loan Mortgage Corporation Bonds--4.5%
       4.50%         08/15/04       10,000         10,012,499
       3.25%         11/15/04       25,000         25,132,665
       1.46%         11/17/04       25,000         25,000,000
       1.42%         03/01/05       25,000         25,000,000
       1.29%         03/23/05       29,000         29,000,000

                                                -------------
                                                  114,145,164
                                                -------------
Federal National Mortgage Association Discount Notes--
     9.6%
       1.19%         08/20/04       20,000         19,987,439
       1.33%         08/20/04       25,000         24,982,451
       1.53%         10/20/04      200,000        199,320,000

                                                -------------
                                                  244,289,890
                                                -------------
Federal National Mortgage Association Variable Rate
   Notes--22.8%
       1.25%(b)      08/02/04      150,000        149,959,190
       1.18%(b)      08/18/04      100,000         99,988,748
       1.35%(b)      08/30/04       50,000         49,974,275
       1.23%(b)      09/03/04       80,000         79,947,696
       1.31%(b)      09/09/04       50,000         49,996,578
       1.49%(b)      09/23/04      100,000         99,990,332
       1.07%(b)      10/28/04       50,000         49,987,503

                                                -------------
                                                  579,844,322
                                                -------------
TOTAL AGENCY OBLIGATIONS
   (Cost $1,529,872,568)                      1,529,872,568
                                              -------------

                                                                   Par
                                                Maturity          (000)           Value
                                           -----------------   -----------   ---------------
REPURCHASE AGREEMENTS--40.0%
Deutsche Bank Securities Inc.
   1.28%                                    08/02/04           $100,000      $100,000,000
   [Agreement dated 07/01/04 to be
     repurchased at $100,113,777.78,
     collateralized by $164,216,625
     Federal Home Loan Mortgage
     Corporation Adjustable Rate
     Mortgage Notes and Bonds, Federal
     National Mortgage Association
     Bonds and Variable Rate Notes,
     Government National Mortgage
     Association Adjustable Rate
     Mortgage Notes and Bonds 2.45%
     to 9.00% due from 12/01/10 to
     08/31/34. The value of the collateral
     is $103,000,000.]
Deutsche Bank Securities Inc.
   1.29%                                    08/09/04(c)         250,000       250,000,000
   [Agreement dated 07/02/04 to be
     repurchased at $250,340,417,
     collateralized by $410,541,564
     Federal Home Loan Mortgage
     Corporation Adjustable Rate
     Mortgage Notes and Bonds, Federal
     National Mortgage Association
     Bonds and Variable Rate Notes,
     Government National Mortgage
     Association Adjustable Rate
     Mortgage Notes and Bonds 2.45%
     to 9.00% due from 12/01/10 to
     08/01/34. The value of the collateral
     is $257,500,000.]
Morgan Stanley & Co.
   1.35%                                    08/02/04            276,000       276,000,000
   [Agreement dated 07/30/04 to be
     repurchased at $276,031,050,
     collateralized by 1,461,397,158
     Federal Home Loan Mortgage
     Corporation Strips, Federal
     National Mortgage Association
     Strips and Discount Notes 0.00% to
     8.00% due from 11/24/04 to
     03/01/34. The value of the collateral
     is $285,003,861.]
PNC Bank, N.A.(d)
   1.01%                                    08/02/04             34,500        34,500,000
   [Agreement dated 07/30/04 to be
     repurchased at $34,502,904,
     collateralized by $84,000,000
     Federal National Mortgage
     Association Bonds 2.92% due
     08/15/07. The value of the collateral
     is $84,525,000.]

                                       11

                                    FedFund
                      Schedule of Investments (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                         Par
                                         Maturity       (000)             Value
                                        ----------   -----------   ------------------
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
    1.36%                               08/02/04     $208,000      $   208,000,000
   [Agreement dated 07/30/04 to be
     repurchased at $208,023,573,
     collateralized by $358,795,000
     Federal National Mortgage
     Association Strips 0.00% due
     07/01/33 to 09/01/33. The value of
     the collateral is $214,240,117.]
UBS Securities LLC
    1.37%                               08/02/04      150,000          150,000,000
   [Agreement dated 07/30/04 to be
     repurchased at $150,017,125,
     collateralized by $261,300,000
     Federal National Mortgage
     Association Strips 0.00% due
     07/01/33 to 12/01/33. The value of
     the collateral is $154,501,829.]

                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,018,500,000)                                           1,018,500,000
                                                                 ---------------
TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $2,548,372,568(a))                                      $ 2,548,372,568
                                                                 ===============

----------------------

  (a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of July 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Agreement has a putable option where principal and interest owed can be recovered through demand in seven days.
  (d) Pursuant to an exemptive order FedFund may enter into overnight repurchase transactions with certain affiliated parties, which may include the PNC Financial Services Group, Inc.

                                       12

                           BlackRock Liquidity Funds
                         Treasury Trust Fund Portfolio
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                 Par
                 Maturity       (000)             Value
                ----------   -----------   ------------------
U.S. TREASURY OBLIGATIONS--100.0%
U.S. Treasury Bills--90.7%
     1.11%      08/05/04     $173,715      $   173,693,575
     1.14%      08/12/04       25,820           25,811,006
     1.10%      08/05/04       17,620           17,617,852
     1.12%      08/05/04        7,250            7,249,102
     1.16%      08/12/04      650,000          649,769,458
     1.19%      08/12/04       15,705           15,699,289
     1.17%      08/19/04      250,000          249,853,750
     1.25%      08/19/04       21,675           21,661,453
     0.99%      08/26/04       85,000           84,941,356
     1.00%      09/02/04       10,000            9,991,111

                                           ---------------
                                             1,256,287,952
                                           ---------------
U.S. Treasury Notes--9.3%
     1.88%      09/30/04       18,490           18,515,059
     2.12%      10/31/04       45,000           45,096,151
     2.00%      11/30/04       50,000           50,114,504
     1.62%      03/31/05       10,000           10,022,968
     1.62%      04/30/05        5,000            5,012,080

                                           ---------------
                                               128,760,762
                                           ---------------
TOTAL INVESTMENTS IN
  SECURITIES --  100.0%
  (Cost $1,385,048,714(a))               $ 1,385,048,714
                                         ===============

----------------------

  (a) Aggregate cost for Federal income tax purposes.

                                       13

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           BlackRock Liquidity Funds
                          Federal Trust Fund Portfolio
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                      Par
                      Maturity       (000)           Value
                     ----------   ----------   ----------------
AGENCY OBLIGATIONS--100.0%
Federal Farm Credit Bank Variable Rate Notes--25.7%
       1.30%(b)      08/02/04     $10,000      $  10,000,000
       1.33%(b)      08/24/04      10,000          9,999,812
       1.34%(b)      08/24/04      10,000          9,995,251

                                               -------------
                                                  29,995,063
                                               -------------
Federal Home Loan Bank Bonds--30.5%
       1.27%         08/02/04      27,731         27,730,022
       1.88%         02/15/05       1,000          1,002,529
       7.12%         02/15/05       3,100          3,197,196
       1.38%         03/28/05       2,000          2,000,000
       1.42%         04/04/05       1,500          1,500,000

                                               -------------
                                                  35,429,747
                                               -------------
Federal Home Loan Bank Variable Rate Notes--19.7%
       0.98%(b)      09/13/04       5,000          4,996,647
       1.48%(b)      09/21/04       3,000          2,999,665
       1.53%(b)      10/05/04       5,000          4,999,892
       1.54%(b)      10/19/04      10,000          9,999,554

                                               -------------
                                                  22,995,758
                                               -------------
Tennessee Valley Authority Bonds--2.7%
       1.28%         05/01/05       3,192          3,161,013
                                               -------------
Tennessee Valley Authority Discount Notes--21.4%
       1.18%         08/12/04      15,000         14,994,592
       1.33%         08/26/04      10,000          9,990,764

                                               -------------
                                                  24,985,356
                                               -------------
TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $116,566,937(a))                    $ 116,566,937
                                             =============

----------------------

  (a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of July 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

                                       15

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           BlackRock Liquidity Funds
                               MuniFund Portfolio
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS--100.0%
Alabama--4.7%
   Alabama Housing Finance Authority
     Multi-Family Housing RB (Rime
     Village Hoover Project) Series
     1996A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
        1.12%(b)                          08/07/04          $10,265        $10,265,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1995B DN (The
     Southern Co. Guaranty)
     (A-1, VMIG-1)
        1.10%(b)                          08/01/04            3,000          3,000,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1999A DN (The
     Southern Co. Guaranty)
     (A-1, VMIG-1)
        1.10%(b)                          08/01/04           10,000         10,000,000
   Eutaw Industrial Development Board
     PCRB (Alabama Power Co. Project)
     Series 1998 DN (A-1, VMIG-1)
        1.10%(b)                          08/01/04            5,200          5,200,000
   Jefferson County GO Warrants Series
     2001B DN (Morgan Guaranty Trust,
     Bayerische Landesbank
     Girozentrale SBPA) (A-1+, VMIG-1)
        1.10%(b)                          08/01/04           69,655         69,655,000

                                                                           -----------
                                                                            98,120,000
                                                                           -----------
Alaska--0.1%
   Matanuska-Susitna Borough RB
     (Wachovia Merlots Trust Receipts)
     Series 2001A-114 DN (FGIC
     Insurance, Wachovia Bank N.A
     SBPA) (A-1)
        1.15%(b)                          08/07/04            3,185          3,185,000
                                                                           -----------
Arizona--0.4%
   Mesa Arizona IDRB (Discovery Health
     Systems Project) Series 1999B DN
     (MBIA Insurance, J.P. Morgan
     Chase Bank LOC) (A-1+, VMIG-1)
        1.07%(b)                          08/07/04            8,050          8,050,000
                                                                           -----------
Arkansas--0.9%
   Arkansas Housing Finance Authority
     RB (Baptist Health Project) Series
     1995 DN (MBIA Insurance) (A-1+)
        1.13%(b)                          08/07/04           14,900         14,900,000
   University of Arkansas Regents RB
     Series 1998 DN (MBIA Insurance)
     (VMIG-1)
        1.15%(b)                          08/07/04            3,800          3,800,000

                                                                           -----------
                                                                            18,700,000
                                                                           -----------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California--7.6%
   California Affordable Housing Agency
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series 2003
     PT-2049 DN (Merrill Lynch & Co.
     Guaranty, Merrill Lynch Capital
     Services SBPA) (F-1+)
        1.16%(b)                          08/07/04          $ 6,395        $ 6,395,000
   California Department of Water
     Resource Power Supply RB Series
     2002C-12 DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1+, VMIG-1, F-1+)
        1.09%(b)                          08/07/04            1,000          1,000,000
   California Economic RB Series
     2004C-11 DN (BNP Paribas LOC)
     (A-1+, VMIG-1, F-1+)
        1.08%(b)                          08/07/04           40,800         40,800,000
   California Economic Recovery RB
     Series 2004C-1 DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1+, VMIG-1, F-1+)
        1.13%(b)                          08/01/04           14,600         14,600,000
   California Economic Recovery RB
     Series 2004C-14 DN (XLCA
     Insurance, Depfa Bank PLC SBPA)
     (A-1+, VMIG-1, F-1+)
        1.08%(b)                          08/07/04            1,900          1,900,000
   California Economic Recovery RB
     Series 2004C-7 DN (BNP Paribas
     LOC) (A-1+, VMIG-1, F-1+)
        1.09%(b)                          08/07/04            1,000          1,000,000
   California GO (Municipal Securities
     Trust Receipts) Series 1997 SGA-54
     DN (AMBAC Insurance, Societe
     Generale SBPA) (A-1+)
        1.16%(b)                          08/07/04            3,000          3,000,000
   California Health Facilities Financing
     Authority RB Series 1999 PA-587
     DN (Merrill Lynch Capital Services
     Guaranty) (A-1+)
        1.16%(b)                          08/07/04            8,095          8,095,000
   California Infrastructure & Economic
     Development RB (Paul Getty
     Project) Series 2003A MB
     (A-1+, MIG-1)
        1.17%                             08/01/04            5,000          5,000,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series 2000
     PT-1268 DN (Merrill Lynch & Co.
     Guaranty) (A-1+)
        1.16%(b)                          08/07/04           21,600         21,600,000
   Los Angeles County Pension
     Obligation Refunding Bonds Series
     1996C DN (Bank of Nova Scotia
     LOC) (A-1+, VMIG-1)
        1.04%(b)                          08/07/04            3,500          3,500,000

                                       17

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   Los Angeles County Water & Power
     RB (Power System Project) Series
     2002A-8 DN (Bayerische
     Landesbank Girozentrale LOC,
     Banque Nationale de Paribas LOC,
     Dexia Credit LOC, J.P. Morgan
     Chase LOC, Westdeutsche
     Landesbank Girozentrale SBPA)
     (A-1+, VMIG-1)
     1.06%(b)                            08/07/04          $10,300        $10,300,000
   Los Angeles Wastewater Systems RB
     Series 2001A DN (FGIC Insurance)
     (A-1+, MIG-1, F-1+)
     1.15%(b)                            08/07/04            4,000          4,000,000
   Orange County Transportation
     Authority Toll Road RB (Express
     Lanes Project) Series 2003B-1 DN
     (Kredietbank N.V. LOC)
     (A-1+, VMIG-1, F-1)
     1.04%(b)                            08/07/04           35,000         35,000,000
   Southern California Public Power
     Authority RB (Southern
     Transmission Project) Series 2001A
     DN (FSA Insurance, Dexia Credit
     Locale SBPA) (A-1+, VMIG-1)
     1.08%(b)                            08/07/04            8,200          8,200,000

                                                                          -----------
                                                                          164,390,000
                                                                          -----------
Colorado--2.0%
   Colorado Educational & Cultural
     Facilities Authority RB (Denver
     Museum Project) Series 2001 DN
     (Bank One N.A. LOC) (A-1)
     1.10%(b)                            08/07/04            1,700          1,700,000
   Colorado Educational & Cultural
     Facilities Authority RB (National
     Cable Television Center Project)
     Series 1999 DN (Wells Fargo Bank
     LOC) (A-1+)
     1.08%(b)                            08/07/04            1,755          1,755,000
   Colorado General Fund RB Series
     2004 TRAN (SP-1+, MIG-1)
     3.00%                               06/27/05           20,000         20,252,665
   Colorado Health Facilities Authority
     RB (Total Long-Term Care Project)
     Series 2002 DN (U.S. Bank N.A.
     LOC) (A-1+)
     1.08%(b)                            08/07/04            5,935          5,935,000
   Colorado Housing & Finance Authority
     RB (Single Family Mortgage
     Project) Series 2003C-5 MB (AIG
     Insurance Guaranty) (A-1+, MIG-1)
     1.13%                               11/01/04            5,000          5,000,000
   East Cherry Creek Valley RB (Water &
     Sanitation Project) Series 2004 DN
     (MBIA Insurance, Dexia Bank SPBA)
     (A-1+)
     0.98%(b)                            08/07/04            3,500          3,500,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
   Pitkin County IDRB Series 1994A DN
     (Bank One N.A. LOC) (A-1+)
     1.11%(b)                            08/01/04          $ 4,600        $ 4,600,000

                                                                          -----------
                                                                           42,742,665
                                                                          -----------
Connecticut--6.3%
   Connecticut GO Series 2004C MB
     (AA, Aa3)
     2.25%                               04/01/05           15,000         15,098,700
   Connecticut Health & Educational
     Facilities Authority RB (Yale
     University Project) Series 1997T-2
     DN (A-1+, VMIG-1)
     1.00%(b)                            08/07/04           53,700         53,700,000
   Connecticut Housing Finance
     Authortiy RB (Housing Mortgage
     Finance Project) Series 2003F-1 MB
     (GO of Authority LOC)
     (SP-1+, MIG-1)
     1.15%                               12/22/04            9,935          9,935,000
   Connecticut State Health &
     Educational Facilities Authority RB
     Series 1999U-2 DN (A-1+, VMIG-1)
     0.96%(b)                            08/07/04           21,000         21,000,000
   Connecticut State Health &
     Educational Facilities Authority RB
     Series 2003x DN (A-1+, VMIG-1)
     0.95%(b)                            08/07/04           11,000         11,000,000
   Danbury Connecticut GO Series 2004
     BAN (SP-1+, MIG1)
     3.00%                               08/05/05           25,000         25,370,750

                                                                          -----------
                                                                          136,104,450
                                                                          -----------
Delaware--0.3%
   Delaware Economic Development
     Authority RB (St. Anne's Episcopal
     School Project) Series 2001 DN
     (Wilmington Trust Co. LOC) (A-1)
     1.20%(b)                            08/07/04            2,000          2,000,000
   Sussex County IDRB (Rehoboth Mall
     Project) Series 2001A DN (M&T
     Bank Corp. LOC) (A-1)
     1.23%(b)                            08/07/04            3,345          3,345,000
   University of Delaware RB Series
     2004A MB
     2.00%                               11/01/04            1,185          1,188,097

                                                                          -----------
                                                                            6,533,097
                                                                          -----------
District of Columbia--0.4%
   District of Columbia RB (Arts &
     Technology Academy Project)
     Series 2002 DN (M&T Bank Corp.
     LOC) (VMIG-1)
     1.23%(b)                            08/07/04            3,815          3,815,000
   District of Columbia RB Series 2001
     DN (SunTrust Bank LOC) (VMIG-1)
     1.08%(b)                            08/07/04            1,800          1,800,000

                                       18

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
District of Columbia (continued)
   District of Columbia Water & Sewer
     Authority Public Utilities RB Series
     2002A-64 DN (Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.15%(b)                              08/07/04          $ 2,280        $2,280,000

                                                                            ----------
                                                                             7,895,000
                                                                            ----------
Florida--2.7%
   Broward County GO (Wachovia
     Merlots Trust Receipts) Series
     2004B-9 DN (Wachovia Bank N.A.
     SBPA)
     1.15%(b)                              08/04/04            5,715         5,715,000
   Broward County Municipal Securities
     Trust Certificates RB (Bear Stearns
     Trust Receipts) Series 2002 DN
     (FSA Insurance) (A-1)
     1.16%(b)(c)                           08/07/04           14,000        14,000,000
   Florida Board of Education GO (Eagle
     Tax Exempt Trust Receipts) Series
     2003A DN (Citibank SBPA) (A-1+)
     1.14%(b)                              08/07/04            4,945         4,945,000
   Florida Housing Finance Corporation
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series 2000
     PT-1234 DN (Merrill Lynch Capital
     Services SBPA) (A-1C+)
     1.18%(b)                              08/07/04           12,830        12,830,000
   Lee County Healthcare Facilities IDRB
     Series 1999 DN (Fifth Third Bank
     N.A. LOC)
     1.13%(b)                              08/07/04            1,960         1,960,000
   Municipal Securities Trust Certificates
     RB Series 2002A DN (AMBAC
     Insurance, Bear Stearns Capital
     Markets Liquidity Facility) (A-1)
     1.16%(b)(c)                           08/07/04            8,760         8,760,000
   Orange County Housing Finance
     Authority Multi-Family RB (Post
     Fountains at Lee Vista Project)
     Series 1997E DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.07%(b)                              08/07/04            5,915         5,915,000
   Palm Beach County RB (Morse
     Obligation Group Project) Series
     2003 DN (KeyBank N.A. LOC) (A-1)
     1.11%(b)                              08/07/04            5,000         5,000,000

                                                                            ----------
                                                                            59,125,000
                                                                            ----------
Georgia--3.5%
   Albany Dougherty County Housing
     Financial Authority RB (Phoebe
     Putney Memorial Hospital Project)
     Series 1996 DN (SunTrust Bank
     LOC) (A-1+, VMIG-1)
     1.08%(b)                              08/07/04            3,700         3,700,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Appling County Development
     Authority PCRB (Oglethorpe Power
     Corp. Project) Series 2002 DN
     (MBIA Insurance, J.P. Morgan
     Chase SBPA) (A-1+)
     1.13%(b)                              08/07/04          $ 2,415        $2,415,000
   Atlanta Water & Wastewater RB
     Series 2002B DN (FSA Insurance)
     (A-1+, VMIG-1)
     1.09%(b)                              08/07/04           37,400        37,400,000
   Bibb County Methodist Home
     Development Authority RB Series
     2001 DN (SunTrust Bank LOC)
     (VMIG-1)
     1.08%(b)                              08/07/04            3,220         3,220,000
   Burke County Development Authority
     PCRB (Oglethorpe Power Corp.
     Project) Series 2002C DN (MBIA
     Insurance, J.P. Morgan Chase
     SBPA)
     1.13%(b)                              08/07/04            7,560         7,560,000
   Clayton County Hospital Authority
     Anticipation Certificates RB Series
     1998B DN (SunTrust Bank LOC)
     (Aa3)
     1.08%(b)                              08/07/04            1,940         1,940,000
   Cobb County Development Authority
     RB (Boy Scouts of America Atlanta
     Project) Series 2001 DN (SunTrust
     Bank LOC) (VMIG-1)
     1.08%(b)                              08/07/04            3,000         3,000,000
   Cobb County Development Authority
     RB (Highland Park Associates
     Project) Series 1998 DN (SunTrust
     Bank LOC)
     1.08%(b)                              08/07/04            3,350         3,350,000
   Dekalb County Housing Authority
     Multi-Family Housing RB
     (Clairmont Crest Project) Series
     1995 DN (Federal National
     Mortgage Association Guaranty)
     (A-1+, VMIG-1)
     1.10%(b)                              08/07/04              400           400,000
   Fulton County Development Authority
     RB (Epstein School Project) Series
     1997 DN (SunTrust Bank LOC) (Aa3)
     1.08%(b)                              08/07/04            1,900         1,900,000
   Fulton County Development Authority
     RB (Trinity School Project) Series
     2001 DN (SunTrust Bank LOC)
     (VMIG-1)
     1.08%(b)                              08/07/04            2,000         2,000,000
   Georgia Local Government
     Certificates RB Series 2002O DN
     (MBIA Insurance, Bank of America
     N.A. Liquidity Facility) (A-1+)
     1.16%(b)                              08/07/04            1,310         1,310,000

                                       19

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Gwinnett County Hospital Authority
     Revenue Anticipation Certificates
     Series 2002 DN (SunTrust Bank
     LOC) (A-1+)
     1.08%(b)                              08/07/04          $ 3,000        $3,000,000
   La Grange Development Authority RB
     Series 2001 DN (SunTrust Bank
     LOC) (VMIG-1)
     1.13%(b)                              08/07/04            1,000         1,000,000
   Macon-Bibb County Hospital Authority
     RB (The Medical Center of Central
     Georgia Project) Series 1998 DN
     (SunTrust Bank LOC) (A-1+)
     1.08%(b)                              08/07/04            3,000         3,000,000

                                                                            ----------
                                                                            75,195,000
                                                                            ----------
Hawaii--0.9%
   Hawaii GO (Citibank Eagle Trust
     Receipts) Series 2002 DN (FSA
     Insurance) (A-1+)
     1.14%(b)                              08/07/04            3,600         3,600,000
   Hawaii Municipal Securities Trust
     Certificates GO (Bear Stearns
     Municipal Trust Certificates) Series
     2002A DN (FSA Insurance) (A-1)
     1.16%(b)(c)                           08/07/04            9,990         9,990,000
   Hawaii Pacific Health Special Purpose
     RB (Department of Budget &
     Finance Project) Series 2004B DN
     (Bank of Nova Scotia Liquidity
     Facility, Radian Asset Assurance
     Guaranty) (A-1+, F-1+)
     1.19%(b)                              08/07/04            6,100         6,100,000

                                                                            ----------
                                                                            19,690,000
                                                                            ----------
Illinois--7.7%
   Central Lake County Action Water
     Agency RB (Wachovia Merlots Trust
     Receipts) Series 2003B-18 DN
     (MBIA Insurance, Wachovia Bank
     N.A. Liquidity Facility) (VMIG-1)
     1.15%(b)                              08/07/04            4,985         4,985,000
   Chicago Board of Education GO
     (Wachovia Merlots Trust Receipts)
     Series 1999A-47 DN (FGIC
     Insurance, Wachovia Bank N.A.
     LOC) (A-1)
     1.15%(b)                              08/07/04            3,090         3,090,000
   Chicago Board of Education Municipal
     Securities Trust Certificates RB
     (Bear Stearns Trust Receipts)
     Series 2001 DN (FSA Insurance,
     Bear Stearns Capital Markets
     Liquidity Facility) (A-1)
     1.16%(b)(c)                           08/07/04            4,695         4,695,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Chicago GO (Wachovia Merlots Trust
     Receipts) Series 2000W DN (AMBAC
     Insurance, Wachovia Bank N.A.
     Liquidity Facility) (VMIG-1)
     1.15%(b)                              08/07/04          $ 2,000        $2,000,000
   Chicago GO Series 2003 MB
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (VMIG-1)
     1.05%                                 12/09/04           30,000        30,000,000
   Chicago O'Hare International Airport
     RB (Wachovia Merlot Trust
     Receipts) Series 2002A-25 DN
     (MBIA Insurance, Wachovia Bank
     N.A. Liquidity Facitility) (VMIG-1)
     1.15%(b)                              08/07/04            5,310         5,310,000
   Chicago Park District RB (Citibank
     Eagle Trust Receipts) Series
     2002-1306 DN (FGIC Insurance,
     Citibank Liquidity Facility) (A-1+)
     1.14%(b)                              08/07/04            5,345         5,345,000
   Chicago Sales Tax RB (Wachovia
     Merlots Trust Receipts) Series
     2000AAA DN (FGIC Insurance,
     Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.15%(b)                              08/07/04            5,000         5,000,000
   Cook County Capital Improvement GO
     (Wachovia Merlot Trust Receipts)
     Series 2002C DN (AMBAC
     Insurance, Wachovia Bank N.A.
     Liquidity Facility) (VMIG-1)
     1.15%(b)                              08/07/04            3,500         3,500,000
   Du Page County Municipal Securities
     Trust Certificates RB (Bear Stearns
     Trust Receipts) Series 2001A DN
     (FSA Insurance, Bear Stearns
     SBPA) (A-1)
     1.16%(b)(c)                           08/07/04           15,970        15,970,000
   Illinois Dedicated Tax RB (Macon Trust
     Certificates) Series 2002N DN
     (AMBAC Insurance) (A-1+)
     1.18%(b)                              08/07/04            2,935         2,935,000
   Illinois Development Finance
     Authority RB (Decatur Mental
     Health Center Project) Series 1997
     DN (First of America LOC)
     1.16%(b)                              08/07/04            2,635         2,635,000
   Illinois Development Finance
     Authority RB (Fenwick High School
     Project) Series 2002 DN (Northern
     Trust LOC) (A-1+)
     1.08%(b)                              08/07/04           12,200        12,200,000
   Illinois Educational Facility Authority
     RB (Aurora University Project)
     Series 2002 DN (Fifth Third Bank
     N.A. LOC) (VMIG-1)
     1.13%(b)                              08/07/04            1,800         1,800,000

                                       20

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Illinois GO (ABN-AMRO Munitops
     Trust Certificates) Series 2002-23
     MB (MBIA Insurance) (MIG-1)
     1.38%                                 11/17/04          $ 6,200        $ 6,200,000
   Illinois GO (Wachovia Merlots Trust
     Receipts) Series 2002 DN (MBIA
     Insurance, Wachovia Bank N.A.
     Liquidity Facility) (VMIG-1)
     1.15%(b)                              08/07/04            3,675          3,675,000
   Illinois GO (Wachovia Merlots Trust
     Reciepts) Series 2002 DN (MBIA
     Insurance, Wachovia Bank N.A.
     SBPA) (VMIG-1)
     1.15%(b)                              08/07/04            2,495          2,495,000
   Illinois Health Facilities Authority
     Municipal Securities Trust
     Certificates RB (Bear Stearns Trust
     Receipts) Series 2002 DN (MBIA
     Insurance, Bear Stearns Capital
     Markets Liquidity Facility) (A-1)
     1.16%(b)(c)                           08/07/04           14,895         14,895,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Project) Series
     2003 MB (AMBAC Insurance)
     (A-1+, MIG-1)
     1.15%                                 09/30/04            3,000          3,000,000
   Illinois Health Facilities Authority RB
     (Helping Hand Rehabilitation
     Project) Series 2001 DN (Fifth Third
     Bank N.A. LOC)
     1.13%(b)                              08/07/04            3,800          3,800,000
   Illinois Health Facilities Authority RB
     (Lutheran Home & Services Project)
     Series 2001 DN (M&T Bank Corp.
     LOC) (A-1+)
     1.11%(b)                              08/07/04           10,900         10,900,000
   Illinois Regional Transportation
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-24 DN
     (Wachovia Bank N.A. SBPA)
     (VMIG-1)
     1.15%(b)                              08/07/04           12,715         12,715,000
   Lake County First Preservation
     District GO (Salomon Smith Barney
     Trust Receipts) Series 2003R ROC II
     DN (Citibank Liquidity Facility)
     (A-1+)
     1.14%(b)                              08/07/04            1,995          1,995,000
   Peoria Heights Limited Obligation RB
     Series 2001 DN (National City Bank
     N.A. LOC)
     1.16%(b)                              08/07/04            2,900          2,900,000
   University of Illinois Auxiliary
     Facilities System RB (Citibank
     Eagle Trust Receipts) Series 2000
     DN (MBIA Insurance) (VMIG-1)
     1.15%(b)                              08/07/04            3,500          3,500,000

                                                                            -----------
                                                                            165,540,000
                                                                            -----------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Indiana--2.4%
   Gary Redevelopment District
     Economic Growth RB Series 2001A
     DN (American National Bank &
     Trust Co. LOC) (A-1)
     1.11%(b)                              08/07/04          $   745        $   745,000
   Indiana Health Facilities Financing
     Authority RB (Memorial Hospital
     Project) Series 2004A DN (National
     City Bank of Indiana LOC)
     1.16%(b)                              08/07/04           21,880         21,880,000
   Indiana Municipal Power Agency
     Power Supply System RB Series
     2000A DN (Toronto Dominion LOC)
     (A-1+, VMIG-1)
     1.08%(b)                              08/07/04            1,700          1,700,000
   Indiana Municipal Securities Trust
     Certificates RB (Bear Stearns
     Municipal Trust Receipts) Series
     2001A DN (Bear Stearns Capital
     Markets Liquidity Facility) (A-1)
     1.16%(b)(c)                           08/07/04           11,115         11,115,000
   Indiana State Educational Facilities
     Authority RB (Wabash College
     Project) Series 2003 DN (Bank One
     N.A. LOC) (VMIG-1)
     1.10%(b)                              08/07/04            2,700          2,700,000
   Indiana Transportation Finance
     Authority Highway RB Series 2004
     DN (FGIC Insurance, Bank of New
     York SBPA) (A-1+)
     1.17%(b)                              08/07/04            4,000          4,000,000
   Porter County Industrial Jail Building
     Corporation RB (Wachovia Merlots
     Trust Receipts) Series 2001A-43 MB
     (Wachovia Bank N.A. LOC) (A-1)
     1.10%                                 03/15/05            7,150          7,150,000
   Warren Township Vision 2005 School
     Building Corporation RB (Wachovia
     Merlots Trust Receipts) Series
     2001A-52 DN (FGIC Insurance,
     Wachovia Bank N.A. SBPA) (A-1)
     1.15%(b)                              08/07/04            3,300          3,300,000

                                                                            -----------
                                                                             52,590,000
                                                                            -----------
Iowa--1.0%
   Des Moines Commercial Development
     RB (Grand Office Park Project)
     Series 1985 DN (Principal Life
     Insurance Company Guaranty)
     (A-1+)
     1.23%(b)                              08/07/04            6,000          6,000,000
   Iowa Higher Education Loan Authority
     RB (Private College Project) Series
     1985 DN (MBIA Insurance)
     (A-1+, VMIG-1)
     1.13%(b)                              08/07/04            1,700          1,700,000

                                       21

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Iowa (continued)
   Urbandale IDRB (Aurora Business
     Park Association Project) Series
     1985 DN (Principal Life Insurance
     Co. Guaranty) (A-1+)
     1.18%(b)                              08/07/04          $ 9,200        $9,200,000
   Urbandale IDRB (Meredith Drive
     Association Project) Series 1985 DN
     (Principal Life Insurance Co.
     Guaranty) (A-1+)
     1.18%(b)                              08/07/04            5,500         5,500,000

                                                                            ----------
                                                                            22,400,000
                                                                            ----------
Kentucky--0.4%
   Fort Mitchell League of Cities RB
     (Funding Trust Lease Project)
     Series 2002A DN (U.S. Bank N.A.
     LOC) (VMIG-1)
     1.12%(b)                              08/07/04            4,950         4,950,000
   Wickliffe PCRB Series 2001 DN
     (SunTrust Bank LOC) (A-1+, VMIG-1)
     1.08%(b)                              08/07/04            4,250         4,250,000

                                                                            ----------
                                                                             9,200,000
                                                                            ----------
Louisiana--0.2%
   Plaquemines Port Harbor & Terminal
     Distribution Port Facilities RB
     (Chevron Pipe Line Co. Project)
     Series 1984 MB (Chevron Texaco
     Co. Guaranty) (AA, Aa2)
     1.00%                                 09/01/04            5,000         4,999,367
                                                                            ----------
Maryland--1.3%
   Baltimore County RB (St. James
     Academy Facility Project) Series
     1999 DN (M&T Bank Corp. LOC)
     (A-1)
     1.18%(b)                              08/07/04            4,315         4,315,000
   Howard County Economic
     Development RB (Pace Inc. Project)
     Series 1995 DN (M&T Bank Corp.
     LOC) (VMIG-1)
     1.23%(b)                              08/07/04            3,700         3,700,000
   Maryland Health & Higher Education
     Facilities Authority RB (Bear
     Stearns Municipal Securities Trust
     Reciepts) Series 2003 SGA-143 DN
     (Societe Generale Liquidity Facility)
     (A-1+)
     1.15%(b)                              08/04/04            5,000         5,000,000
   Maryland Health & Higher Education
     Facilities Authority RB (Doctors'
     Community Hospital Issue Project)
     Series 1999 DN (M&T Bank Corp.
     LOC) (A-1)
     1.14%(b)                              08/07/04            4,515         4,515,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
   Montgomery County Economic
     Development RB (Brooke Grove
     Foundation, Inc. Project) Series
     1998 DN (M&T Bank Corp. LOC)
     (A-1)
     1.19%(b)                              08/07/04          $ 4,675        $4,675,000
   Montgomery County GO (Public
     Improvement Project) Series 2004
     MB
     3.00%                                 04/01/05            2,530         2,561,718
   Montgomery County RB (Imagination
     Stage Inc. Facility Project) Series
     2002 DN (M&T Bank Corp. LOC)
     (A-1)
     1.23%(b)                              08/07/04            3,955         3,955,000

                                                                            ----------
                                                                            28,721,718
                                                                            ----------
Massachusetts--0.9%
   Commonwealth of Massachusetts GO
     (Wachovia Merlots Trust Receipts)
     Series 2002A-9 DN (FSA Insurance,
     Wachovia Bank N.A. SBPA) (A-1)
     1.13%(b)                              08/07/04            3,615         3,615,000
   Massachusetts State Health &
     Educational Facilities Authority RB
     (Childrens Hospital Project) Series
     2004L-1 DN (Fleet National Bank
     N.A. LOC) (A-1+, VMIG-1)
     1.05%(b)                              08/07/04           16,000        16,000,000

                                                                            ----------
                                                                            19,615,000
                                                                            ----------
Michigan--3.5%
   Detriot City School District RB
     (Wachovia Merlots Trust
     Receipts)Series 2004B-01 DN(FGIC
     Insurance, Wachovia Bank N.A.
     SBPA) (VMIG-1)
     1.15%(b)                              08/07/04           14,465        14,465,000
   Detroit Sewer & Disposal Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2001A-112 DN
     (MBIA Insurance) (VMIG-1)
     1.15%(b)                              08/07/04            2,435         2,435,000
   Detroit Sewer & Disposal Authority
     RB Series 2003B DN (Credit Locale
     de France LOC) (A-1+, VMIG-1)
     1.10%(b)                              08/01/04            1,200         1,200,000
   Garden City Hospital Finance
     Authority RB (Garden City Hospital
     Project) Series 1996A DN (National
     City Bank N.A. LOC) (A-1+)
     1.13%(b)                              08/07/04            3,870         3,870,000
   Kalamazoo Education Authority RB
     (Friendship Vl Project) Series 1997
     DN (Fifth Third Bank N.A. LOC)
     (A-1+)
     1.08%(b)                              08/07/04            3,660         3,660,000

                                       22

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Michigan GO Series 2004A MB
     (SP-1+, MIG-1)
     2.00%                                09/30/04          $15,000        $15,025,004
   Michigan Housing Development
     Authortity Limited Obligation RB
     Series 1985 DN (Bank One N.A.
     LOC) (VMIG-1)
     1.11%(b)                             08/07/04           15,500         15,500,000
   Michigan Municipal Board Authority
     RB Series 2003B-1 MB (SP-1+)
     2.00%                                08/20/04           20,000         20,010,071

                                                                           -----------
                                                                            76,165,075
                                                                           -----------
Minnesota--5.3%
   Hennepin County GO Series 2000B DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (A-1C+, VMIG-1)
     0.93%(b)                             08/07/04           14,945         14,945,000
   Minneapolis & St. Paul Airport RB
     (Wachovia Merlots Trust Receipts)
     Series 2000A DN (FGIC Insurance)
     (VMIG-1)
     1.15%(b)                             08/07/04            4,995          4,995,000
   Minneapolis GO (Convention Center
     Project) Series 1999 DN
     (Bayerische Landesbank
     Girozentrale SBPA) (A-1+, VMIG-1)
     0.93%(b)                             08/07/04            1,950          1,950,000
   Minneapolis GO (Convention Center
     Project) Series 2000 DN
     (Bayerische Landesbank
     Girozentrale SBPA) (A-1+, VMIG-1)
     0.93%(b)                             08/07/04            6,000          6,000,000
   Minneapolis GO (Guthrie Parking
     Ramp Project) Series 2003 DN
     (Dexia Bank SBPA) (A-1+)
     0.93%(b)                             08/07/04            2,400          2,400,000
   Minneapolis GO (Home Owner &
     Renovation Stage III Project) Series
     1994A DN (Bayerische Landesbank
     Girozentrale SBPA) (A-1+, VMIG-1)
     0.93%(b)                             08/07/04              135            135,000
   Minneapolis GO (Public Library
     Project) Series 2003 DN (Dexia
     Bank SBPA) (A-1+, VMIG-1, F-1+)
     0.93%(b)                             08/07/04           32,200         32,200,000
   Minnesota GO (Salomon Smith Barney
     Trust Receipts) Series 1031 ROC II
     DN (Citibank Liquidity Facility)
     (A-1+)
     1.14%(b)                             08/07/04            5,095          5,095,000
   Minnesota GO Series 2003 TRAN
     4.00%                                08/01/04           27,125         27,126,517
   Minnesota Higher Education Facilities
     Authority RB (Carleton College
     Project) Series 2000G DN (Wells
     Fargo Bank LOC) (VMIG-1)
     0.93%(b)                             08/07/04            4,580          4,580,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Minnesota (continued)
   Minnesota Public Facilities Authority
     Water PCRB (Wachovia Merlots
     Trust Receipts) Series 2002A DN
     (Wachovia Bank N.A. SBPA)
     (VMIG-1)
     1.15%(b)                             08/07/04          $14,735        $14,735,000

                                                                           -----------
                                                                           114,161,517
                                                                           -----------
Mississippi--1.6%
   Mississippi Development Bank
     Special Obligation RB (Correctional
     Facilities Project) Series 2002 DN
     (AMBAC Insurance, Amsouth Bank
     of Alabama SBPA) (A-1)
     1.18%(b)                             08/07/04            3,855          3,855,000
   Mississippi Development Bank
     Special Obligation RB (Mississippi
     Bond Program Harrison County
     Project) Series 2003 DN (AMBAC
     Insurance, Banque Nationale de
     Paribas Liquidity Facility) (A-1+)
     1.18%(b)                             08/07/04            9,000          9,000,000
   Mississippi Development Bank
     Special Obligation RB (Mississippi
     Loan Programs Project) Series
     2003 DN (AMBAC Insurance,
     Banque Nationale de Paribas
     Liquidity Facility) (A-1)
     1.18%(b)                             08/07/04           11,000         11,000,000
   Mississippi Development Bank
     Special Obligation RB (Wachovia
     Merlots Trust Receipts) Series
     2001A-16 DN (AMBAC Insurance)
     (VMIG-1)
     1.15%(b)                             08/07/04            7,500          7,500,000

                                                                           -----------
                                                                            31,355,000
                                                                           -----------
Missouri--0.3%
   Missouri State Board Public Buildings
     Special Obligation RB (Wachovia
     Merlots Trust Receipts) Series
     2003A DN (Wachovia Bank N.A.
     SBPA) (VMIG-1)
     1.15%(b)                             08/07/04            4,990          4,990,000
   Missouri State Development Finance
     Board Lease RB Series 1999 DN
     (TransAmerican Life Insurance)
     (A-1+)
     1.13%(b)                             08/07/04              700            700,000
   St. Louis County Multi-Family Housing
     IDRB (Heatherbrook Gardens
     Project) Series 2002 DN (U.S. Bank
     N.A. LOC)
     1.27%(b)                             08/07/04            1,765          1,765,000

                                                                           -----------
                                                                             7,455,000
                                                                           -----------

                                       23

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Multi-State--1.6%
   Municipal Securities Pool Trust
     Receipts RB Series 2004 SG-P-17
     MB (Societe Generale LOC)
     1.23%(c)                             08/07/04          $14,510        $14,510,000
   Municipal Securities Pool Trust
     Receipts RB Series 2004 SG-P-18
     DN (Societe Generale LOC) (A-1+)
     1.23%(b)(c)                          08/07/04           19,195         19,195,000

                                                                           -----------
                                                                            33,705,000
                                                                           -----------
Nebraska--0.5%
   American Public Energy Gas Supply
     Agency RB (Nebraska Public Gas
     Agency Project) Series 1998C MB
     (AMBAC Insurance) (AAA, Aaa)
     4.00%                                09/01/04            3,000          3,007,637
   Omaha GO Series 2004A DN (Citibank
     SBPA) (A-1+)
     1.14%(b)                             08/07/04            8,000          8,000,000

                                                                           -----------
                                                                            11,007,637
                                                                           -----------
Nevada--1.1%
   Clark County Airport System
     Subordinate Lien RB Series
     1995A-1 DN (Westdeutsche
     Landesbank Girozentrale LOC)
     (A-1+, VMIG-1)
     1.05%(b)                             08/07/04            5,300          5,300,000
   Clark County School District
     Municipal Securities Trust
     Certificates RB (Bear Stearns Trust
     Receipts) Series 2001A DN (FSA
     Insurance, Bear Stearns Capital
     Markets Liquidity Facility) (A-1+)
     1.16%(b)(c)                          08/07/04           12,480         12,480,000
   Reno Capital Improvement RB
     (Municipal Securities Trust
     Certificates) Series 2002A DN (FGIC
     Insurance, Bear Stearns LOC) (A-1)
     1.16%(b)(c)                          08/07/04            6,000          6,000,000

                                                                           -----------
                                                                            23,780,000
                                                                           -----------
New Hampshire--0.7%
   New Hampshire Health & Educational
     Facilities Authority RB (Dartmouth
     Hitchcock Project) Series 2001A DN
     (FSA Insurance) (A-1+)
     1.08%(b)                             08/07/04            7,800          7,800,000
   New Hampshire Health & Educational
     Facilities Authority RB (Southern
     New Hampshire Medical Center
     Project) Series 2004B DN (Fleet
     Bank SBPA, Radian Guaranty)
     (A-1+)
     1.18%(b)                             08/07/04            7,000          7,000,000

                                                                           -----------
                                                                            14,800,000
                                                                           -----------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New Jersey--0.9%
   New Jersey Health Care Facilities
     Financing Authority RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2001 PT-1319 DN (AMBAC
     Insurance, Merrill Lynch Capital
     Services SBPA) (A-1)
     1.12%(b)                             08/07/04          $ 5,900        $ 5,900,000
   New Jersey Health Care Facilities
     Financing Authority RB (St.
     Barnabas Medical Center Project)
     Series 2001A DN (J.P. Morgan
     Chase Bank LOC) (A-1+)
     1.07%(b)                             08/07/04            2,960          2,960,000
   New Jersey State Housing &
     Mortgage Finance Agency RB
     (Single Family Housing Project)
     Series 2004E MB
     1.00%                                04/01/05            7,000          7,000,000
   New Jersey State Transportation
     Trust Fund Authority RB Series
     2002R-149 MB (AMBAC Insurance,
     Citibank Liquidity Facility) (MIG-1)
     1.20%                                11/18/04            2,000          2,000,000
   New Jersey State Turnpike Authority
     RB Series 2003C-3 DN (FSA
     Insurance) (A-1+, VMIG-1)
     1.08%                                08/07/04            2,200          2,200,000

                                                                           -----------
                                                                            20,060,000
                                                                           -----------
New Mexico--0.5%
   Farmington PCRB (Arizona Public
     Service Co. Four Corners Project)
     Series 1994B DN (Barclays Bank
     LOC) (A-1+, P-1)
     1.10%(b)                             08/01/04              200            200,000
   New Mexico GO Series 2004L-38 DN
     (Lehman Liquidity Co. Guaranty)
     (SP-1+, MIG1)
     1.14%(b)                             08/07/04           10,250         10,250,000

                                                                           -----------
                                                                            10,450,000
                                                                           -----------
New York--10.7%
   City of New York GO (Morgan Stanley
     Trust Receipts) Series 2002-725X
     DN (FSA Insurance, Morgan Stanley
     Group Liquidity Facility) (VMIG-1)
     1.11%(b)                             08/07/04            9,000          9,000,001
   City of New York GO Series 1993A-4
     MB (A-1, VMIG-1, AAA)
     1.10%                                08/01/21            2,600          2,600,000
   City of New York GO Series 1994H-4
     DN (Kredietbank N.V. LOC)
     (A-1, VMIG-1)
     1.08%(b)                             08/07/04               50             50,000
   City of New York GO Series 2001A-8
     DN (Retail Food Stores LOC)
     (A-1+, VMIG-1)
     1.08%(b)                             08/07/04            2,000          2,000,000

                                       24

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York GO Series 2003A-2
     DN (Bank of America LOC)
     (A-1, VMIG-1)
     1.08%(b)                            08/07/04          $ 7,600        $7,600,000
   City of New York GO Series 2003R
     ROC-II-251A DN (Citibank Liquidity
     Facility) (VMIG-1)
     1.15%(b)                            08/07/04           20,000        20,000,000
   City of New York GO Series 2004H-4
     DN (Bank of New York LOC)
     (A-1+, VMIG-1)
     1.08%(b)                            08/07/04            7,500         7,500,000
   City of New York Housing
     Development Corporation
     Multi-Family Rental Housing RB
     (Related Monterey Project) Series
     1997A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.08%(b)                            08/07/04           14,415        14,415,000
   City of New York Municipal Water
     Finance Authority RB (Wachovia
     Merlots Trust Receipts) Series
     2000D DN (Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.12%(b)                            08/07/04           16,890        16,890,000
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2001F-1 DN
     (Credit Locale de France LOC)
     (A-1+, VMIG-1)
     1.10%(b)                            08/01/04            8,385         8,385,000
   City of New York Transitional Finance
     Authority RB Series 2003-7 DN
     (Banque Nationale de Paribas
     SBPA) (VMIG-1)
     1.11%(b)                            08/07/04            3,575         3,575,000
   Dormitory Authority of the State of
     New York RB (Glen Eddy, Inc.
     Project) Series 2000 DN (Fleet
     National Bank LOC) (A-1)
     1.07%(b)                            08/07/04            2,315         2,315,000
   Dormitory Authority of the State of
     New York RB (Teresian Housing
     Corp. Project) Series 2003 DN
     (Lloyds Bank LOC) (A-1+)
     1.07%(b)                            08/07/04            5,000         5,000,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-30 DN
     (AMBAC Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.12%(b)                            08/07/04            2,985         2,985,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-65 DN
     (MBIA Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.12%(b)                            08/07/04            3,535         3,535,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Reciepts) Series 2003 DN
     (FGIC Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.12%(b)                            08/07/04          $ 7,465        $7,465,000
   Long Island Power Authority GO
     Series 2004 TECP (J.P. Morgan
     Chase LOC) (A-1+)
     1.10%                               08/16/04           13,300        13,300,000
   Metropolitan Transportation Authority
     GO TECP (ABN-AMRO Bank N.V.
     LOC) (A-1+, P-1)
     1.00%                               08/06/04            5,000         5,000,000
   Metropolitan Transportation Authority
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2003R PA-1121 MB
     (MBIA Insurance, Merrill Lynch &
     Co. SBPA) (A-1)
     1.03%(b)                            03/10/05           10,000        10,000,000
   Metropolitan Transportation Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2000F DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.12%(b)                            08/07/04            5,000         5,000,000
   Metropolitan Transportation Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2002A-52 DN
     (Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.12%(b)                            08/07/04            8,445         8,445,000
   Metropolitan Transportation Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2004B-16 DN
     (FGIC Insurance, Wachovia Bank
     N.A. SBPA)
     1.12%(b)                            08/07/04            5,000         5,000,000
   Metropolitan Transportation Authority
     RB Series 2002D-1 DN (FSA
     Insurance, Westdeutsche
     Landesbank SBPA) (A-1+, VMIG-1)
     1.09%(b)                            08/07/04           12,200        12,200,000
   New York Environmental Facility
     Clean Water and Sewer RB Series
     2004B DN (Wachovia Bank N.A.
     SBPA) (A-1)
     1.12%(b)                            08/07/04            5,400         5,400,000
   New York Environmental Facility
     PCRB (State Water Revolving Fund
     Project) Series 1994D MB
     (AAA, Aaa)
     6.80%                               11/15/04            2,740         2,837,951
   New York Environmental Facscorp
     Pollution Control RB (State Water
     Revolving Fund Project) Series
     1994D MB (AAA, Aaa)
     6.60%                               11/15/04            3,265         3,364,006

                                       25

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   New York State Environmental
     Facilities RB (Clean Water &
     Drinking Project) Series 2004R
     ROC-3016 DN (Citigroup SBPA)
     (A-1+)
     1.10%(b)                              08/07/04          $ 1,860        $ 1,860,000
   New York State Housing Finance
     Agency RB (Tribeca Green Housing
     Project) Series 2003A DN
     (Landesbank Hessen-Thuringen
     LOC) (VMIG-1)
     1.08%(b)                              08/07/04            4,000          4,000,000
   New York State Thruway Authority RB
     Series 2003-4 DN (STARs
     Certificates, MBIA Insurance)
     (VMIG-1)
     1.10%(b)                              08/07/04            6,335          6,335,000
   Triborough Bridge & Tunnel Authority
     Municipal Securities Trust
     Certificates RB (Bear Stearns
     Municipal Trust Certificates) Series
     2002-210 DN (Bear Stearns
     Liquidity Facility) (A-1+)
     1.12%(b)(c)                           08/07/04            7,200          7,200,000
   Triborough Bridge & Tunnel Authority
     RB (ABN-AMRO Munitops Trust
     Certificates) Series 2002-31 DN
     (MBIA Insurance, ABN-AMRO Bank
     N.A. SBPA) (VMIG-1)
     1.08%(b)                              08/07/04            5,000          5,000,000
   Triborough Bridge & Tunnel Authority
     RB (Citibank Eagle Tax-Exempt
     Trust Receipts) Series 2003A DN
     (FGIC Insurance, Citibank Liquidity
     Facility) (A-1+)
     1.10%(b)                              08/07/04            4,000          4,000,000
   Triborough Bridge & Tunnel Authority
     RB (Credit Locale de France LOC)
     Series 2003B DN
     (A-1+, VMIG-1, F1+)
     1.07%(b)                              08/07/04            4,400          4,400,000
   Triborough Bridge & Tunnel Authority
     RB (Merrill Lynch P-Float Trust
     Receipts) Series PA-956 DN (Merrill
     Lynch Capital Services Liquidity
     Facility) (A-1+)
     1.13%(b)                              08/07/04            5,000          5,000,000
   Triborough Bridge & Tunnel Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2003B-03 DN
     (MBIA Insurance, Wachovia Bank
     N.A. Liquidity Facility) (VMIG-1)
     1.12%(b)                              08/07/04            8,980          8,980,000

                                                                            -----------
                                                                            230,636,958
                                                                            -----------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
North Carolina--3.0%
   Charlotte Airport RB Series 1993A DN
     (MBIA Insurance, J.P. Morgan
     Chase SBPA) (A-1+, VMIG-1)
     1.05%(b)                              08/07/04          $ 7,275        $ 7,275,001
   Charlotte Certificates of Participation
     (Convention Facilities Project)
     Series 2003B DN (Wachovia Bank
     N.A. LOC) (A-1, VMIG-1)
     1.13%(b)                              08/07/04            2,600          2,600,000
   Guilford County Industrial Facilities &
     Pollution Recreational Facilities RB
     Series 2002 DN (Branch Banking &
     Trust Co. LOC) (VMIG-1)
     1.12%(b)                              08/07/04            2,245          2,245,000
   North Carolina Capital Facilities
     Finance Agency Educational
     Facilities RB Series 2001 DN
     (Branch Banking & Trust Co. LOC)
     (VMIG-1)
     1.12%(b)                              08/07/04            2,130          2,130,000
   North Carolina GO Series 2003A-23
     DN (Wachovia Bank N.A. SBPA)
     (A-1)
     1.15%(b)                              08/07/04            6,300          6,300,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 1992B DN
     (Wachovia Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.08%(b)                              08/07/04            1,100          1,100,000
   North Carolina Medical Care
     Commission Hospital RB (Baptist
     Hospital Project) Series 2000 DN
     (Wachovia Bank N.A. LOC)
     (A-1, VMIG-1)
     1.08%(b)                              08/07/04           12,100         12,100,000
   North Carolina Medical Care
     Commission Hospital RB (Park
     Ridge Hospital Project) Series 1988
     DN (NationsBank LOC) (A-1+)
     1.08%(b)                              08/07/04            1,275          1,275,000
   North Carolina Medical Care
     Commission Retirement Facilities
     RB (Aldersgate Project) Series 2001
     DN (Branch Banking & Trust Co.
     LOC) (A-1)
     1.19%(b)                              08/07/04            6,155          6,155,000
   North Carolina Medical Care
     Commission Retirement Facilities
     RB (Brookwood Project) Series
     2001C DN (Branch Banking & Trust
     Co. LOC) (A-1)
     1.19%(b)                              08/07/04            4,500          4,500,000
   North Carolina Medical Care
     Community Hospital RB (Duke
     University Hospital Project) Series
     1985B DN (Wachovia Bank N.A.
     SBPA) (A-1+, VMIG-1)
     1.04%(b)                              08/07/04              300            300,000

                                       26

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   North Carolina Municipal Power
     Agency RB (Catawba Electric Co.
     Project) Series 2003 DN (MBIA
     Insurance, Bank of New York SBPA)
     (A-1)
     1.13%(b)                             08/07/04          $ 2,600        $2,600,000
   North Carolina State GO Series 2004A
     MB (AAA, Aa1)
     2.00%                                03/01/05            7,000         7,024,263
   Wake County GO Series 2004A DN
     (Landesbank Hessen-Thuringen
     Girozentrale SBPA)
     (A-1+, MIG-1, F-1+)
     2.00%(b)                             04/01/05            5,000         5,039,939
   Winston-Salem Water & Sewer
     System RB Series 2002C DN (Credit
     Locale de France LOC)
     (A-1+, VMIG-1)
     1.08%(b)                             08/07/04            5,000         5,000,000

                                                                           ----------
                                                                           65,644,203
                                                                           ----------
North Dakota--0.2%
   Oliver County PCRB (Wachovia
     Merlots Trust Reciepts) Series
     2003B-7 DN (AMBAC Insurance,
     Wachovia Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.15%(b)                             08/07/04            4,985         4,985,000
                                                                           ----------
Ohio--5.4%
   Akron Income Tax RB (Community
     Learning Centers Project) Series
     2004A MB (FGIC Insurance,
     ABN-AMRO Bank N.V. SBPA) (A-1)
     1.09%                                12/08/04            5,500         5,500,000
   Butler County Healthcare Facilities
     RB (University of Cincinatti
     Physicians LLC Project) Series 2001
     DN (Fifth Third Bank N.A. LOC)
     1.13%(b)                             08/07/04            2,800         2,800,000
   Butler Hospital Facilities RB (Ucpha
     Inc. Project) Series 2004 DN
     (Huntington Capital LOC) (A-1)
     1.10%(b)                             08/07/04           11,250        11,250,000
   Cambridge City Hospital Facilities
     Authority RB (Regional Medical
     Center Project) Series 2001 DN
     (National City Bank N.A. LOC)
     (VMIG-1)
     1.13%(b)                             08/07/04            2,200         2,200,000
   Carroll County RB (Health Care
     Facilities Project) Series 2000 DN
     (National City Bank N.A. LOC)
     1.16%(b)                             08/07/04              575           575,000
   City of Westerville GO (ABN-AMRO
     Munitops Trust Certificates) Series
     2001 DN (ABN-AMRO Bank N.V.
     LOC) (VMIG-1)
     1.13%(b)                             08/07/04            1,000         1,000,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Cleveland Municipal School District
     GO Series 2004 MB (AAA, Aaa)
     2.00%                                12/01/04          $ 4,095        $4,104,547
   Columbus GO Series 1996-1 DN
     (Westdeutsche Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     1.04%(b)                             08/07/04              225           225,000
   Hamilton County Electric System RB
     Series 2002A DN (FSA Insurance)
     (VMIG-1)
     1.08%(b)                             08/07/04           24,636        24,636,000
   Hamilton County Hospital Facilities
     RB (Elizabeth Gamble Project)
     Series 2002A DN (Morgan Guaranty
     Trust LOC) (VMIG-1)
     1.07%(b)                             08/07/04            6,000         6,000,000
   Lucas County Health Facilities
     Authority RB (Lutheran Homes
     Society Project) Series 1996 DN
     (Bank One N.A. LOC) (A-1+)
     1.08%(b)                             08/07/04              900           900,000
   Montgomery County Catholic Health
     Initiatives RB Series 1997B DN
     (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.07%(b)                             08/07/04            1,200         1,200,000
   Ohio GO (Salomon Smith Barney Trust
     Receipts) Series 2003R-4015 ROC II
     DN (Citigroup Global Markets
     Liquidity Facility) (VMIG-1)
     1.14%(b)                             08/07/04            9,055         9,055,000
   Ohio Higher Education Facility RB
     (Ashland University Project) Series
     2004 DN (KeyBank N.A. LOC) (A-1)
     1.13%(b)                             08/07/04            4,000         4,000,000
   University of Akron General Receipts
     RB Series 2004 DN (FGIC
     Insurance, Dexia Credit SBPA)
     (VMIG-1)
     1.08%(b)                             08/07/04           25,900        25,900,000
   University of Cincinatti RB Series
     2004B DN (AMBAC Insurance,
     Bayerische Landesbank
     Girozentrale SBPA) (A-1+, VMIG-1)
     1.08%(b)                             08/07/04           11,700        11,700,000
   University of Toledo RB (Societe
     Generale Trust Receipts) Series
     2001 SGA-125 DN (FGIC Insurance,
     Societe Generale Liquidity Facility)
     (A-1+)
     1.15%(b)                             08/07/04              200           200,000
   Warren County Healthcare Facilities
     RB (Otterbein Homes Project)
     Series 1998B DN (Fifth Third Bank
     N.A. LOC) (A-1+)
     1.12%(b)                             08/07/04            1,020         1,020,185

                                       27

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Washington County RB (Hospital
     Facilities Project) Series 2001 DN
     (Fifth Third Bank N.A. LOC)
     1.13%(b)                            08/07/04          $ 1,500        $ 1,500,000
   Wood County Facilities Import Piping
     Industry RB Series 2001 DN
     (KeyBank N.A. LOC)
     1.15%(b)                            08/07/04            2,855          2,855,000

                                                                          -----------
                                                                          116,620,732
                                                                          -----------
Oklahoma--0.1%
   Oklahoma State Industrial Authority
     RB (Casady School Project) Series
     2001 DN (Bank One N.A. LOC)
     1.28%(b)                            08/07/04            2,660          2,660,000
                                                                          -----------
Oregon--0.9%
   Oregon GO Series 2003 TAN
     (SP-1+, MIG-1)
     2.25%                               11/15/04           10,500         10,535,502
   Oregon Health, Housing, Education &
     Cultural Facility Authority RB
     (Peacehealth Project) Series 1998
     DN (M&T Bank Corp. LOC)
     (A-1, VMIG-1)
     1.04%(b)                            08/07/04            2,200          2,200,000
   Umitilla County Hospital Facility
     Authority RB (Catholic Health
     Project) Series 1997B DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     1.12%(b)                            08/07/04            3,720          3,720,000

                                                                          -----------
                                                                           16,455,502
                                                                          -----------
Pennsylvania--2.2%
   Delaware Valley Industrial
     Development Authority RB (Citibank
     Eagle Trust Receipts) Series 2001
     DN (AMBAC Insurance, Bank of
     New York SBPA) (A-1+)
     1.14%(b)                            08/07/04            5,000          5,000,000
   Eastern Pennsylvania Industrial &
     Commercial Development Authority
     IDRB (Electronic Data System
     Project) Series 1993 DN (Wachovia
     Bank N.A. LOC)
     1.17%(b)                            08/07/04            5,900          5,900,000
   Franklin County IDRB (Chambersburg
     Hospital Project) Series 2000 DN
     (AMBAC Insurance, Wachovia Bank
     N.A. SBPA) (A-1+)
     1.18%(b)                            08/07/04            1,640          1,640,000
   Lancaster County Hospital Authority
     RB (Landis Homes Retirement
     Community Project) Series 2002 DN
     (M&T Bank Corp. LOC) (A-1)
     1.18%(b)                            08/07/04            4,195          4,195,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Lancaster County Hospital Authority
     RB (Willow Valley Retirement
     Project) Series 2002A DN (National
     Westminster Bank LOC) (A-1)
     1.18%(b)                            08/07/04          $13,200        $13,200,000
   Pennsylvania Higher Educational
     Facilities Authority Hospital RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2003 PT-802 DN
     (Merrill Lynch & Co. Guaranty)
     1.18%(b)                            08/07/04            7,580          7,580,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Thomas
     Jefferson Project) Second Series
     2001 DN (Morgan Guaranty Trust
     LOC) (VMIG-1)
     1.08%(b)                            08/07/04            3,600          3,600,000
   Upper Merion Municipal Utility
     Authority RB Series 2003 DN
     (Commerce Bank N.A. LOC)
     (VMIG-1)
     1.11%(b)                            08/07/04            6,340          6,340,000

                                                                          -----------
                                                                           47,455,000
                                                                          -----------
Puerto Rico--1.0%
   Commonwealth of Puerto Rico
     Highway & Transportation Authority
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2002 PT-1052 DN
     (Merrill Lynch Capital Services
     Liquidity Facility) (A-1)
     1.11%(b)                            08/07/04            2,895          2,895,000
   Commonwealth of Puerto Rico
     Infrastructure Financing Authority
     Special Obligation Bonds
     (ABN-AMRO Munitops Trust
     Certificates) Series 2000A-17 MB
     (ABN-AMRO Bank N.V. SBPA)
     (MIG-1, F-1+)
     1.06%(b)                            09/22/04            5,900          5,900,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2001 DN
     (FSA Insurance, Toronto Dominion
     LOC) (A-1+)
     1.11%(b)                            08/01/04           12,400         12,400,000

                                                                          -----------
                                                                           21,195,000
                                                                          -----------
South Carolina--0.8%
   Oconee PCRB (Duke Facilities Project)
     Series 1993 DN (Bank One N.A.
     LOC)
     1.10%(b)                            08/07/04            7,000          7,000,000

                                       28

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
   South Carolina Transitional
     Infrastructure RB (ABN-AMRO
     Munitops Trust Certificates) Series
     2002A DN (AMBAC Insurance,
     ABN-AMRO Bank N.V. SBPA)
     (VMIG-1)
     1.15%(b)                             08/07/04          $10,475        $10,475,000

                                                                           -----------
                                                                            17,475,000
                                                                           -----------
Tennessee--2.4%
   City of Chattanooga Health, Education
     & Housing Facility Board RB Series
     1999 DN (Amsouth Bank of
     Alabama LOC) (A-1)
     1.23%(b)                             08/07/04           12,400         12,400,000
   Clarksville Public Building Authority
     RB Series 2004 DN (Bank of
     America LOC) (VMIG1)
     1.07%(b)                             08/07/04            1,500          1,500,000
   Cleveland IDRB (YMCA Chattan
     Project) Series 1999 DN (SunTrust
     Bank LOC)
     1.08%(b)                             08/07/04            1,400          1,400,000
   Gallatin Industrial Development Board
     Educational Facilities RB (John
     Vianney School Project) Series 2002
     DN (SunTrust Bank LOC) (VMIG-1)
     1.13%(b)                             08/07/04            2,195          2,195,000
   Jackson Energy Authority RB (Gas
     System Project) Series 2002 DN
     (FSA Insurance) (VMIG-1)
     1.08%(b)                             08/07/04              970            970,000
   Jackson Energy Authority Water
     System RB Series 2004 MB (XLCA
     Insurance, SunTrust Bank SBPA)
     (VMIG1, AAA)
     1.08%                                07/01/26            5,000          5,000,000
   Memphis GO Series 1995A DN
     (Westdeutsche Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     1.13%(b)                             08/07/04              700            700,000
   Metropolitan Government Nashville &
     Davidson County Health &
     Education Board RB (Belmont
     University Project) Series 1997 DN
     (SunTrust Bank LOC) (VMIG-1)
     1.08%(b)                             08/07/04            3,200          3,200,000
   Metropolitan Government Nashville &
     Davidson County Health &
     Education Board RB (Nashville
     Christian School Project) Series
     2003 DN (SunTrust Bank LOC)
     (VMIG-1)
     1.13%(b)                             08/07/04              500            500,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
   Metropolitan Government Nashville &
     Davidson County IDRB (Trevecca
     Nazarene Project) Series 2003 DN
     (SunTrust Bank LOC)
     1.08%(b)                             08/07/04          $ 5,500        $ 5,500,000
   Metropolitan Government Nashville &
     Davidson County IDRB (Universtiy
     School Project) Series 2002 DN
     (SunTrust Bank LOC) (VMIG-1)
     1.08%(b)                             08/07/04            4,000          4,000,000
   Metropolitan Government Nashville &
     Davidson County IDRB (Vanderbilt
     University Project) Series 1985A MB
     (GO of University LOC) (A-1+, MIG-1)
     1.05%                                01/15/05            5,000          5,000,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool
     Project) Series 1997 DN
     (NationsBank LOC) (VMIG-1)
     1.08%(b)                             08/07/04            2,470          2,470,000
   Montgomery County Tennessee Public
     Building Authority RB Series 2004
     (Bank of America LOC) (VMIG1)
     1.07%                                07/01/34            1,500          1,500,000
   Shelby County Health Educational &
     Housing Authority RB Series 1994
     DN (Credit Suisse LOC) (A-1+)
     1.15%(b)                             08/07/04            5,000          5,000,000
   Washington County IDRB
     (Springbrook Properties Project)
     Series 1996 DN (SunTrust Bank
     LOC) (A-1+, VMIG-1)
     1.08%(b)                             08/07/04              900            900,000

                                                                           -----------
                                                                            52,235,000
                                                                           -----------
Texas--6.4%
   Austin Water & Wastewater System
     RB (Wachovia Merlots Trust
     Receipts) Series 2000 DN (MBIA
     Insurance) (VMIG-1)
     1.15%(b)                             08/07/04            2,490          2,490,000
   De Soto Independent School District
     RB Series 2004R-2107 ROC II DN
     (PSF Guaranty, Citigroup Global
     Markets Liquidity Facility) (A-1+)
     1.14%(b)                             08/07/04            6,165          6,165,000
   Eagle Mountain & Saginaw
     Independent School District GO
     (Municipal Securities Trust
     Reciepts) Series 2003 SGA-141 DN
     (PSF Guaranty, Societe Generale
     Liquidity Facility) (A-1+)
     1.15%(b)                             08/07/04            4,000          4,000,000

                                       29

                              MuniFund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                                Par
                                             Maturity          (000)                  Value
                                            ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Harris County RB (Salomon Smith
     Barney Trust Receipts) Series
     2002-1029 ROC II DN (FSA
     Insurance) (A-1+)
     1.14%(b)                               08/07/04          $ 1,215        $ 1,215,000
   Houston Utility Systems RB Series
     2004C DN (MBIA Insurance,
     Wachovia Bank N.A. SBPA) (VMIG-1)
     1.08%(b)                               08/07/04            2,000          2,000,000
   Houston Water & Sewer RB (Stars
     Certificates Project) Series 2003 DN
     (FSA Insurance) (VMIG-1)
     1.12%(b)                               08/07/04            1,590          1,590,000
   Lower Colorado River Authority RB
     (Wachovia Merlots Trust Receipts)
     Series 2000 DN (FSA Insurance,
     Wachovia Bank N.A. SBPA)
     (Aaa, VMIG-1)
     1.15%(b)                               08/07/04            2,000          2,000,000
   San Antonio Electric & Gas RB Series
     2003 DN (Bank of America N.A.
     LOC) (A-1+)
     1.12%(b)                               08/07/04            7,000          7,000,000
   Texas A & M University RB (Salomon
     Smith Barney Trust Receipts)
     Series 2003R-4005 ROC II DN
     (Citibank Liquidity Facility) (VMIG-1)
     1.14%(b)                               08/07/04            4,990          4,990,000
   Texas GO Series 2003 TRAN
     (SP-1+, MIG-1)
     2.00%                                  08/31/04           64,800         64,846,718
   Texas State Housing Agency
     Multi-Family RB Series 2001 DN
     (Federal Home Loan Mortgage
     Corporation Guaranty) (A-1+)
     1.13%(b)                               08/07/04            3,895          3,895,000
   Texas Technology University Municipal
     Securities Trust Certificates RB
     (Bear Stearns Trust Receipts)
     Series 2002A DN (MBIA Insurance)
     (A-1)
     1.16%(b)(c)                            08/07/04           13,630         13,630,000
   University of Texas Permanent
     University Fund RB (Municipal Trust
     Receipts) Series 2004-SGA-55 DN
     (Societe Generale SBPA) (A-1+)
     1.14%(b)                               08/07/04            6,690          6,690,000
   University of Texas Permanent
     University Fund RB Series
     2004-ROC-II-6004 DN (Citibank N.A.
     Liquidity Facility) (A-1+)
     1.14%(b)                               08/07/04           10,670         10,670,000
   University of Texas RB (Wachovia
     Merlots Trust Reciepts) Series
     2003B-14 DN (Wachovia Bank N.A.
     SBPA) (VMIG-1)
     1.13%(b)                               08/07/04            6,270          6,270,000

                                                                             -----------
                                                                             137,451,718
                                                                             -----------

                                                                Par
                                             Maturity          (000)                  Value
                                            ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Vermont--0.5%
   Vermont Economic Development
     Authority RB (Green Mountain
     College Project) Series 2003A DN
     (Key Bank N.A. LOC)
     1.15%(b)                               08/07/04          $ 7,775        $ 7,775,000
                                                                             -----------
Virginia--2.3%
   Chesterfield County IDRB Series 2003
     PT-886 DN (Merrill Lynch & Co.
     Guaranty) (F-1+)
     1.18%(b)                               08/07/04           19,500         19,500,000
   Commonwealth of Virginia
     Transportation Authority RB
     (Citibank Eagle Trust Receipts)
     Series 1999 DN (Citibank Liquidity
     Facility) (A-1+)
     1.14%(b)                               08/07/04              800            800,000
   Commonwealth of Virginia
     Transportation Board RB Series
     2000-SG-134 DN (Societe Generale
     SBPA) (A-1C+)
     1.12%(b)                               08/07/04            6,500          6,500,000
   Commonwealth of Virginia
     Transportation Board RB Series
     2002-1013 DN (Salomon Smith
     Barney Liquidity Facility) (A-1+)
     1.14%(b)                               08/07/04            6,045          6,045,000
   Fairfax County Economic
     Development Authority RB Series
     2003 ROCS-RR-II-R-4024 DN
     (Citigroup Liquidity Facility)
     (VMIG-1)
     1.14%(b)                               08/07/04            4,770          4,770,000
   Fairfax County GO (Salomon Smith
     Barney Trust Receipts) Series
     2003R-4016 ROC II DN (Citigroup
     Liquidity Facility) (VMIG-1)
     1.14%(b)                               08/07/04            3,400          3,400,000
   Richmond Industrial Development
     Authority RB Series 2004 DN
     (VMIG1)
     1.05%(b)                               08/07/04            7,165          7,165,000
   Virginia Public School Authority RB
     (Citigroup Global Markets Trust
     Receipts) Series 2003R-4050 ROC II
     DN (Citigroup Liquidity Facility)
     (A-1+)
     1.14%(b)                               08/07/04            2,000          2,000,000

                                                                             -----------
                                                                              50,180,000
                                                                             -----------
Washington--2.8%
   King County GO (ABN-AMRO Munitops
     Trust Certificates) Series 2001-1 DN
     (MBIA Insurance) (VMIG-1)
     1.15%(b)                               08/07/04            2,500          2,500,000

                                       30

                              MuniFund Portfolio
                      Schedule of Investments (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Washington (continued)
   King County School District Municipal
     Securities Trust Certificates RB
     (Highline Public Schools Project)
     Series 2002 DN (FGIC Insurance)
     (A-1)
     1.16%(b)(c)                           08/07/04          $11,750        $11,750,000
   Seattle GO (Bear Stearns Municipal
     Trust Reciepts) Series 2003
     SGA-142 DN (Societe Generale LOC)
     (A-1+)
     1.15%(b)                              08/07/04            4,000          4,000,000
   Seattle Municipal Light & Power RB
     (Wachovia Merlots Trust Receipts)
     Series 2001A-56 DN (FSA
     Insurance, Wachovia Bank N.A.
     Liquidity Facility) (VMIG-1)
     1.15%(b)                              08/07/04            7,440          7,440,000
   Spokane County School District No.
     081 GO Series 2003R-ROC-II-4000
     DN (FSA Insurance, Citibank
     Liquidity Facility) (VMIG-1)
     1.14%(b)                              08/07/04            3,585          3,585,000
   Washington GO (Piper Jaffray Trust
     Certificates) Series 2002G DN (Bank
     of New York LOC) (VMIG-1)
     1.17%(b)                              08/07/04            5,170          5,170,000
   Washington GO (Wachovia Merlots
     Trust Reciepts) Series 2002A-57 DN
     (MBIA Insurance) (VMIG-1)
     1.15%(b)                              08/07/04            7,325          7,325,000
   Washington GO Series 1996B DN
     (Landesbank Hessen-Thuringen
     Girozentrale SBPA) (A-1+, VMIG-1)
     1.00%(b)                              08/07/04           12,100         12,100,000
   Washington GO Stars Certificates
     Series 2004-54 DN (Banque
     Nationale de Paribas LOC) (VMIG-1)
     1.12%(b)                              08/07/04            2,000          2,000,000
   Washington State Housing Financing
     Committee Non-Profit Housing RB
     (Emerald Heights Project) Series
     2003 DN (Bank of America N.A.
     LOC) (F-1+)
     1.10%(b)                              08/07/04            5,400          5,400,000

                                                                            -----------
                                                                             61,270,000
                                                                            -----------
West Virginia--0.2%
   West Virginia Economic Development
     Authority RB (Juvenile Correctional
     Project) Series 2002A DN (MBIA
     Insurance, Bear Stearns Capital
     Markets Liquidity Facility) (A-1)
     1.16%(b)(c)                           08/07/04            4,990          4,990,000
                                                                            -----------
Wisconsin--1.4%
   Appleton Redevelopment Authority RB
     (Fox City Project) Series 2001B DN
     (Bank One N.A. LOC) (VMIG-1)
     1.18%(b)                              08/07/04            6,600          6,600,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
   Southeast Wisconsin Professional
     Baseball Park RB (Wachovia
     Merlots Trust Receipts) Series
     2000Y DN (MBIA Insurance,
     Wachovia Bank N.A. SBPA) (VMIG-1)
     1.15%(b)                              08/07/04          $ 3,000        $ 3,000,000
   Wisconsin State Health & Educational
     Facilities Authority RB (Edgewood
     College Project) Series 1997 DN
     (Bank One N.A. LOC)
     1.25%(b)                              08/07/04            6,595          6,595,000
   Wisconsin State Health & Educational
     Facilities Authority RB (Oakwood
     Village Project) Series 2000B DN
     (Marshall & Ilsley LOC) (A-1)
     1.11%(b)                              08/07/04            2,445          2,445,000
   Wisconsin State Health & Educational
     Facilities Authority RB (St. Joseph's
     Community Hospital Project) Series
     2001 DN (Marshall & Ilsley LOC)
     (A-1)
     1.11%(b)                              08/07/04           11,200         11,200,000

                                                                            -----------
                                                                             29,840,000
                                                                            -----------

TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $2,152,604,639(a))        $2,152,604,639
                                   ==============

  (a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of July 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July
       31, 2004, the Fund held 8.0% of its net assets, with a current market value of $169,180,000, in securities restricted as to resale.

                                       31

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           BlackRock Liquidity Funds
                               MuniCash Portfolio
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS--100.0%
Alabama--3.3%
   Brundidge IDRB (Carter Brothers
     Project) Series 2001 AMT DN
     (Southtrust Bank LOC)
     1.28%(b)                             08/07/04          $   975        $   975,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1995B DN (The
     Southern Co. Guaranty)
     (A-1, VMIG-1)
     1.10%(b)                             08/01/04            2,300          2,300,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1998A AMT DN (The
     Southern Co. Guaranty)
     (A-1, VMIG-1)
     1.25%(b)                             08/01/04            5,400          5,400,000
   Columbia IDRB (Alabama Power Co.
     Project) Series 1999A DN (The
     Southern Co. Guaranty)
     (A-1, VMIG-1)
     1.10%(b)                             08/01/04           17,700         17,700,000
   Jefferson County GO Warrants Series
     2001B DN (Morgan Guaranty Trust,
     Bayerische Landesbank
     Girozentrale SBPA) (A-1+, VMIG-1)
     1.10%(b)                             08/01/04           46,405         46,405,000
   Mobile County GO Series 2002 BAN
     (MBIA Insurance) (AAA, Aaa)
     5.00%                                02/01/05              175            178,163
   Steele Industrial Development Board
     RB Series 2001 AMT DN (Southtrust
     Bank LOC)
     1.28%(b)                             08/07/04            4,000          4,000,000
   Tuscaloosa IDRB Series 2000A AMT
     DN (Southtrust Bank LOC)
     1.33%(b)                             08/07/04            1,425          1,425,000

                                                                           -----------
                                                                            78,383,163
                                                                           -----------
Alaska--2.6%
   Alaska International Airports RB
     Series 2003 PT-2061 DN (MBIA
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.18%(b)                             08/07/04            3,215          3,215,000
   Valdez Alaska Marine Terminal RB
     (ExxonMobil Project) Series 2001
     DN (A-1+, VMIG-1)
     1.04%(b)                             08/01/04           50,650         50,650,000
   Valdez Marine Terminal RB (Phillips
     Transportation, Inc. Project) Series
     1994 MB (ConocoPhillips Co.
     Guaranty) (A-2, MIG-2)
     1.80%                                06/01/05            2,400          2,400,000
   Valdez Marine Terminal RB (Phillips
     Transportation, Inc. Project) Series
     2002 MB (ConocoPhillips Co.
     Guaranty) (A-2, VMIG-2)
     1.50%                                05/01/05            4,500          4,500,000

                                                                           -----------
                                                                            60,765,000
                                                                           -----------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Arizona--1.0%
   Cochise County Solid Waste Disposal
     PCRB (Arizona Electric Co-op
     Project) Series 1994A AMT MB
     (National Rural Utilities LOC)
     (A-1, VMIG-1)
     1.00%                                09/01/04          $11,600        $11,600,000
   Phoenix IDRB (Leggett & Platt Inc.
     Project) AMT DN (Wachovia Bank
     N.A. LOC)
     1.17%(b)                             08/07/04            5,170          5,170,000
   Pima County Single Family Mortgage
     IDRB Series 2003 MB (Trinity
     Funding Guaranty)
     1.45%                                08/25/04            7,965          7,965,000

                                                                           -----------
                                                                            24,735,000
                                                                           -----------
Arkansas--0.2%
   Arkansas Development Finance
     Authority RB (Waste Water Systems
     Project) Series 2004A MB (MBIA
     Insurance) (AAA)
     2.00%                                12/01/04              935            937,815
   City of Blytheville IDRB (Nucor Corp.
     Project) Series 1998 AMT DN
     (A-1+, P-1)
     1.16%(b)                             08/07/04            3,000          3,000,001
   Fort Smith Water & Sewer RB Series
     2004 MB (MBIA Insurance) (Aaa)
     2.00%                                10/01/04            1,160          1,167,238

                                                                           -----------
                                                                             5,105,054
                                                                           -----------
California--7.9%
   California Affordable Housing Agency
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series 2003
     PT-2049 DN (Merrill Lynch & Co.
     Guaranty, Merrill Lynch Capital
     Services SBPA) (F-1+)
     1.16%(b)                             08/07/04            1,480          1,480,000
   California Economic Recovery RB
     Series 2004C DN (JP Morgan Trust
     LOC) (A-1+, VMIG-1, F-1+)
     1.08%(b)                             08/07/04            6,950          6,950,000
   California Health Facilities Financing
     Authority RB Series 1999 PA-587
     DN (Merrill Lynch Capital Services
     Guaranty) (A-1+)
     1.16%(b)                             08/07/04            1,000          1,000,000
   California Housing Finance Agency RB
     (Home Mortgage Project) Series
     2003U AMT DN
     1.14%(b)                             08/01/04           30,570         30,570,000
   California Housing Finance Agency RB
     (Multi-Family Housing Project)
     Series 2000A AMT DN
     (A-1+, VMIG-1)
     1.15%(b)                             08/01/04           33,890         33,890,000

                                       33

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   California Housing Finance Agency RB
     Series 2001J AMT DN (FSA
     Insurance, Lloyd's Bank PLC)
     (A-1+, VMIG-1)
     1.14%(b)                            08/07/04          $19,165        $19,165,000
   California Housing Finance Agency RB
     Series 2002 DN (MBIA Insurance,
     Lloyds Bank SBPA)) (A-1+, VMIG-1)
     1.14%(b)                            08/01/04           37,640         37,640,000
   California Housing Finance Agency RB
     Series 2003U AMT DN (FSA
     Insurance, Dexia SBPA)
     (A-1+, VMIG-1)
     1.14%(b)                            08/01/04           20,430         20,430,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series 2000
     PT-1268 DN (Merrill Lynch & Co.
     Guaranty) (A-1+)
     1.16%(b)                            08/07/04            2,400          2,400,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series 2001
     PT-353 AMT DN (Merrill Lynch &
     Co. Guaranty) (A-1C+)
     1.22%(b)                            08/07/04           11,140         11,140,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series 2003
     PT-2001 AMT DN (Merrill Lynch &
     Co. Guaranty)
     1.22%(b)                            08/07/04            2,500          2,500,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Parkwood
     Apartments Project) Series 2002
     PT-1375 AMT DN (Federal National
     Mortgage Association Guaranty)
     1.16%(b)                            08/07/04            3,900          3,900,000
   Los Angeles IDRB (P&C Poultry
     Distributors Project) Series 1998
     DN (Comercia Bank N.A. LOC)
     1.23%(b)                            08/07/04            2,500          2,500,000
   Los Angeles Wastewater Systems RB
     Series 2001A DN (FGIC Insurance)
     (A-1+, MIG-1, F-1+)
     1.15%(b)                            08/07/04            4,000          4,000,000
   San Francisco City & County Airports
     Commission RB (International
     Airport Project) Series 2003 PT-899
     AMT DN (FSA Insurance, Merrill
     Lynch & Co. SBPA)
     1.18%(b)                            08/07/04            2,380          2,380,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   Southern California Home Finance
     Authority Single Family Mortgage
     RB Series 2003 PT-772 AMT DN
     (FGIC Insurance, Merrill Lynch &
     Co. SBPA)
     1.16%(b)                            08/07/04          $ 6,930        $ 6,930,000

                                                                          -----------
                                                                          186,875,000
                                                                          -----------
Colorado--1.7%
   Colorado Health Facilities Authority
     Economic Development RB
     (Johnson Publishing Co. Project)
     Series 1999A AMT DN (Bank One
     N.A. LOC)
     1.28%(b)                            08/07/04            1,710          1,710,000
   Colorado Housing & Finance Authority
     Multi-Family Housing RB
     (Huntersridge Project ) Series
     1996E DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.08%(b)                            08/07/04              100            100,000
   Colorado Housing & Finance Authority
     RB (Single Family Mortgage
     Project) Series 2003 MB (AIG
     Insurance Guaranty) (AAA, MIG-1)
     1.18%                               11/01/04            4,000          4,000,000
   Denver City & County Airport RB
     Series 2002A-61 AMT DN (Wachovia
     Bank N.A. LOC) (VMIG-1)
     1.20%(b)                            08/07/04           10,980         10,980,000
   Denver City & County Airport RB
     Series 2003E DN (FGIC Insurance,
     Bank of New York LOC) (A-1+)
     1.15%(b)                            08/07/04            2,300          2,300,000
   Denver City & County Airport RB
     Series 2003 PA-1186 AMT DN
     (AMBAC Insurance, Merrill Lynch &
     Co. Guaranty)
     1.18%(b)                            08/07/04            2,490          2,490,000
   Denver City & County Airport RB
     Series 2003 PT-754 AMT DN (MBIA
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.50%(b)                            08/07/04            6,495          6,495,000
   Denver City & County Airport RB
     Series 2004 PT-2112 AMT DN (XL
     Capital Insurance, Westdeutsche
     Landesbank Girozentrale SBPA)
     1.18%(b)                            08/07/04            2,535          2,535,000
   Denver City & County Airport RB
     Series 2004 PT-920 AMT DN (FSA
     Insurance, Merrill Lynch & Co.
     SBPA) (F-1+)
     1.18%(b)                            08/07/04            1,500          1,500,000

                                       34

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Colorado (continued)
   Denver Colorado Urban Renewal
     Authority Tax Increment RB Series
     2004 PT-999 DN (Merrill Lynch
     Guaranty)
     1.18%(b)                              08/07/04          $ 6,500        $6,500,000
   El Paso County GO (Harrison School
     District No. 2 Project) Series 1995
     MB (AA, Aa3)
     7.05%                                 12/01/04            1,000         1,019,553

                                                                            ----------
                                                                            39,629,553
                                                                            ----------
Connecticut--2.8%
   Connecticut Health & Educational
     Facilities Authority RB (Yale
     University Project) Series 2003X-2
     MB (A-1+, VMIG-1)
     0.95%                                 08/07/04            9,000         9,000,000
   Connecticut Health & Educational
     Facilities Authority RB (Yale
     University Project) Series 2003X-3
     DN (A-1+, VMIG-1)
     1.05%(b)                              08/01/04           29,260        29,260,000
   Connecticut Health & Eucational
     Facilities Authority RB Series
     1999U-2 MB (A-1+, VMIG-1)
     0.96%                                 08/07/04            6,640         6,640,000
   Connecticut Housing Finance
     Authority RB (Mortgage Finance
     Project) Series 2003F-2 MB
     (SP-1+, VMIG-1)
     1.20%                                 12/22/04            7,000         7,000,000
   Munimae Te RB Subsidary, LLC. RB
     Series 2004 AMT DN
     1.18%(b)                              08/07/04           14,265        14,265,000

                                                                            ----------
                                                                            66,165,000
                                                                            ----------
Delaware--0.2%
   Delaware Economic Development
     Authority RB (Delmarva Power &
     Light Co. Project) Series 1994 DN
     (A-2, VMIG-2)
     1.47%(b)                              08/01/04            5,100         5,100,000
                                                                            ----------
District of Columbia--0.1%
   Metropolitan Washington D.C. Airport
     Authority Systems RB Series 2003
     PT-1991 AMT DN (AIG Insurance
     Guaranty, Merrill Lynch & Co.
     SBPA) (F-1+)
     1.18%(b)                              08/07/04            3,240         3,240,000
                                                                            ----------
Florida--2.6%
   Bay County Housing Finance Authority
     RB Series 2002A AMT DN (XL
     Capital Insurance Co. Guaranty)
     1.34%(b)                              08/07/04            6,787         6,787,029

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Florida (continued)
   Florida Development Finance Corp.
     IDRB (Enterprise Bond Program
     Project) Series 2004A-1 DN
     (Wachovia Bank LOC)
     1.25%(b)                              08/07/04          $ 3,200        $3,200,000
   Greater Orlando Aviation Authority RB
     (Special Purpose Cessna Aircraft
     Project) Series 2001 AMT DN
     (Textron, Inc. Guaranty) (A-2, P-1)
     2.21%(b)                              08/07/04            6,000         6,000,000
   Hillborough Aviation Authority RB
     Series 2003 PT-745 AMT DN (MBIA
     Insurance, Svenska Bank SBPA)
     (F-1+)
     1.18%(b)                              08/07/04            2,500         2,500,000
   Jacksonville Economic Development
     Commission IDRB (Glasfloss
     Industries, Inc. Project) Series 2002
     AMT DN (Huntington National Bank
     LOC)
     1.20%(b)                              08/07/04            2,130         2,130,000
   Lee County Airport RB Series 2004
     AMT DN (FSA Insurance, Merrill
     Lynch SBPA)
     1.18%(b)                              08/07/04            1,575         1,575,000
   Lee County IDRB Series 1997 AMT DN
     (SunTrust Bank LOC)
     1.22%(b)                              08/07/04            1,955         1,955,000
   Munimae Trust RB (Merrill Lynch
     P-Float Trust Receipts) Series 2002
     PT-617 DN (Merrill Lynch Capital
     Services SBPA) (A-1)
     1.18%(b)(c)                           08/07/04            3,000         3,000,000
   Orange County Housing Finance
     Authority RB (Merrill Lynch P-Float
     Trust Receipts) Series 2004
     PT-2106 AMT DN (Merrill Lynch
     Capital Services SBPA) (VMIG-1)
     1.18%(b)                              08/07/04            5,000         5,000,000
   Orange County Housing Finance
     Authority RB (Merrill Lynch P-Float
     Trust Receipts) Series 2004 PT-918
     DN (Trinity Funding Guaranty,
     Merrill Lynch Capital Services
     SBPA) (VMIG-1)
     1.18%(b)                              08/07/04           10,000        10,000,000
   Orlando County Utilities Commission
     Water & Electric RB Series 2001
     MB (AA, Aa1)
     4.00%                                 10/01/04            1,000         1,005,026
   Osceola Housing Finance Authority
     Multi-family RB (Arrow Ridge
     Apartments Project) Series 1998A
     AMT DN (FNMA Guaranty)
     1.09%                                 08/07/04            1,000         1,000,000
   Pinellas County IDRB Series 2004
     AMT DN (Wachovia Bank N.A. LOC)
     1.27%(b)                              08/07/04            1,600         1,600,000

                                       35

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Florida (continued)
   Putnam County Development
     Authority PCRB (Seminole Electric
     Co-op Project) Series 1984D MB
     (National Rural Utilities LOC) (A-1)
     1.40%                                 12/15/04          $11,250        $11,250,000
   Putnam County Development
     Authority PCRB (Seminole Electric
     Co-op Project) Series 2003H-4 MB
     (National Rural Utilities LOC) (A-1)
     1.00%                                 09/15/04            5,300          5,300,000

                                                                            -----------
                                                                             62,302,055
                                                                            -----------
Georgia--3.5%
   Atlanta Airport RB (Merrill Lynch
     P-Float Trust Receipts) Series 2003
     PT-901 AMT DN (FGIC Insurance,
     Merrill Lynch Captial Services
     SBPA)
     1.18%(b)                              08/07/04            6,175          6,174,999
   Atlanta Airport RB Series 2004C-14
     AMT DN (FSA Insurance, Wachovia
     Bank) (VMIG-1)
     1.20%(b)                              08/07/04            2,900          2,900,000
   Clayton County Development
     Authority RB (Delta Airlines Project)
     Series 2000B DN (General Electric
     Capital Corp. LOC) (A-1+, VMIG-1)
     1.15%(b)                              08/07/04            3,655          3,655,000
   Clayton County Development
     Authority Special Facilities RB
     (Delta Airlines Project ) Series
     2000C AMT DN (General Electric
     Capital Corp. LOC) (A-2, VMIG-1)
     1.16%(b)                              08/07/04           15,000         15,000,000
   Cobb County Multi-Family Housing
     Authority RB Series 2003 PT-1963
     AMT DN (Merrill Lynch & Co.
     Guaranty)
     1.22%(b)                              08/07/04           11,120         11,120,000
   Cobb County Multi-Family Housing
     Authority RB Series 2004 PT-2221
     AMT DN (Merrill Lynch & Co.
     Guaranty) (F-1+, AA-)
     1.22%(b)                              08/07/04           21,350         21,350,000
   De Kalb County RB (De Kalb Medical
     Center Project) Series 2003A RAN
     (FSA Insurance) (AAA)
     2.00%                                 09/01/04              820            820,570
   Dooly County IDRB (Hamburg
     Enterprises Project) Series 2003
     AMT DN (Fifth Third Bank N.A. LOC)
     1.20%(b)                              08/07/04            1,000          1,000,000
   Gainesville Housing Authority RB
     Series 2003 PT-1985 DN (Merrill
     Lynch & Co. Guaranty)
     1.22%(b)                              08/07/04            3,470          3,470,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Georgia (continued)
   Gordon County IDRB (Aladdin
     Manufacturing Corp. Project) Series
     1997A AMT DN (Wachovia Bank N.A.
     LOC)
     1.20%(b)                              08/07/04          $ 1,000        $ 1,000,000
   Gordon County IDRB (Aladdin
     Manufacturing Corp. Project) Series
     1997B DN (Wachovia Bank N.A.
     LOC)
     1.20%(b)                              08/07/04            1,000          1,000,000
   Griffin-Spalding County IDRB
     (Woodland Industries Project)
     Series 2000 AMT DN (Wachovia
     Bank N.A. LOC) (A-1+)
     1.22%(b)                              08/07/04            1,950          1,950,000
   Gwinnett County IDRB (Suzanna
     Project) Series 2001A AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.22%(b)                              08/07/04            3,350          3,350,000
   Laurens County IDRB (Aladdin
     Manufacturing Corp. Project) Series
     1997 AMT DN (Wachovia Bank N.A.
     LOC)
     1.20%(b)                              08/07/04            1,000          1,000,000
   Roswell Public Improvement GO
     Series 1995 MB (AAA, Aaa)
     5.45%                                 02/01/05            1,000          1,041,469
   Thomaston-Upson IDRB (Southern
     Mills Project) Series 1999 DN
     (Wachovia Bank N.A. LOC)
     1.22%(b)                              08/07/04            4,940          4,940,000
   Whitefield County Educational
     Development Authority RB (Aladdin
     Solid Waste Disposal Project)
     Series 1999 AMT DN (Wachovia
     Bank N.A. LOC)
     1.20%(b)                              08/07/04            3,100          3,100,000

                                                                            -----------
                                                                             82,872,038
                                                                            -----------
Hawaii--0.8%
   Hawaii Airport Systems Municipal
     Securities Trust Certificates RB
     (Bigelow Project) Series 2001A AMT
     DN (FGIC Insurance, Bear Stearns
     SBPA) (A-1)
     1.19%(b)(c)                           08/07/04            8,800          8,800,000
   Hawaii Airport Systems RB Series
     2003 PT-830 DN (Merrill Lynch &
     Co. Guaranty)
     1.18%(b)                              08/07/04            2,230          2,230,000
   Hawaii Airport Systems RB Series
     2004 PT-2310 AMT DN (FGIC
     Insurance, Merrill Lynch SBPA)
     1.18%(b)                              08/07/04            1,345          1,345,000

                                       36

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                            Par
                                         Maturity          (000)                  Value
                                        ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Hawaii (continued)
   Hawaii Department of Budget &
     Finance RB Series 2003 PA-1224
     AMT DN (AMBAC Insurance, Merrill
     Lynch & Co. SBPA) (A-1, Aaa)
     1.17%(b)                           08/07/04          $2,340         $2,340,000
   Hawaii Department of Budget &
     Finance RB Series 2003 PA-1244
     AMT DN (AMBAC Insurance, Merrill
     Lynch & Co. SBPA) (F-1+)
     1.17%(b)                           08/07/04           2,500          2,500,000
   Hawaii Housing Finance &
     Development Corporation Single
     Family Mortgage RB Series
     2001A-15 AMT DN (Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.20%(b)                           08/07/04           2,465          2,465,000

                                                                         ----------
                                                                         19,680,000
                                                                         ----------
Illinois--2.6%
   Chicago IDRB (Goose Island Beer Co.
     Project) AMT DN (First Bank
     Systems, N.A. LOC)
     1.24%(b)                           08/07/04           1,200          1,200,000
   Chicago IDRB (Promise Candy
     Project) Series 2001 AMT DN
     (Lasalle National Bank LOC)
     1.21%(b)                           08/07/04           3,765          3,765,000
   Chicago Multi-Family Housing RB
     (Central Station Project) Series
     2004A AMT DN
     1.11%(b)                           08/07/04           8,000          8,000,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2003 PT-1993 AMT
     DN (MBIA Insurance, Merrill Lynch
     Capital Services SBPA) (F-1+)
     1.18%(b)                           08/07/04           1,070          1,070,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-925 AMT
     MB (Merrill Lynch Capital Services
     SBPA)
     1.50%                              05/05/05           4,025          4,025,000
   Chicago O'Hare International Airport
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-933 AMT
     MB (Merrill Lynch Capital Services
     SPBA)
     1.25%                              10/08/04           3,025          3,025,000
   Chicago O'Hare International Airport
     RB (Stars Certificates Banque
     Nationale de Paribas) Series
     2004-56 AMT DN (Banque Nationale
     de Paribas LOC)
     1.18%(b)                           08/07/04           4,435          4,435,000

                                                            Par
                                         Maturity          (000)                  Value
                                        ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Chicago O'Hare International Airport
     RB (Wachovia Merlots Trust
     Receipts) Series 2001A-85 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                           08/07/04          $5,630         $5,630,000
   Chicago O'Hare International Airport
     Special Facility RB (American
     Airlines Project) Series 2004
     PT-980 AMT DN (Merrill Lynch
     SBPA)
     1.18%(b)                           08/07/04           1,330          1,330,000
   Chicago Wastewater Transmission RB
     Series 2004 PZ-40 DN (MBIA
     Insurance)
     1.20%(b)                           08/07/04           2,115          2,115,000
   Cicero GO Series 2002 MB
     3.00%                              12/01/04             225            226,394
   Elmhurst IDRB (Randall
     Manufacturing Project) Series 2002
     AMT DN (Lasalle National Bank
     LOC) (A-1+)
     1.24%(b)                           08/07/04           1,915          1,915,000
   Harvard Multi-Family Housing RB
     (Northfield Court Project) Series
     1999 AMT DN (Lasalle National
     Bank LOC) (A-1+)
     1.29%(b)                           08/07/04           7,350          7,350,000
   Illinois Development Finance
     Authority IDRB (Big Bolt Corp.
     Project) Series 1996 AMT DN
     (ABN-AMRO Bank N.V. LOC)
     1.24%(b)                           08/07/04           2,600          2,600,000
   Illinois Development Finance
     Authority IDRB (Cano Packaging
     Corp. Project) Series 2001 AMT DN
     (Lasalle National Bank LOC)
     1.21%(b)                           08/07/04           2,390          2,390,000
   Illinois Development Finance
     Authority IDRB (Harbortown
     Industries Project) Series 2000A
     AMT DN (Lasalle National Bank
     LOC)
     1.24%(b)                           08/07/04           2,000          2,000,000
   Illinois Industrial Development
     Finance Authority RB (Mason Corp.
     Project) Series 2000A AMT DN
     (Lasalle National Bank LOC)
     1.24%(b)                           08/07/04           5,055          5,055,000
   Naperville Economic Development
     Authority RB (Independence Village
     Associates Project) Series 1994 DN
     (National City Bank N.A. LOC)
     1.16%(b)                           08/07/04           1,755          1,755,000
   Springfield Community Improvement
     RB Series 2000 AMT DN (National
     City Bank N.A. LOC)
     1.26%(b)                           08/07/04             915            915,000

                                       37

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Illinois (continued)
   Upper River Valley IDRB (Advanced
     Drainage System Project) Series
     2002 AMT DN (National City Bank
     N.A. LOC)
     1.21%(b)                             08/07/04          $ 1,900        $1,900,000

                                                                           ----------
                                                                           60,701,394
                                                                           ----------
Indiana--3.3%
   Bremen IDRB (Universal Bearings,
     Inc. Project) Series 1996A AMT DN
     (KeyBank N.A. LOC) (A-1, P-1)
     1.22%(b)                             08/07/04            2,875         2,875,000
   Elkhart Economic Development RB
     (Jameson Inns, Inc. Project) AMT
     DN (Firstar Bank N.A. LOC)
     1.33%(b)                             08/07/04            2,920         2,920,000
   Elkhart Industrial Multi-Family RB
     (Pedcor Investments Living LP
     Project) Series 2002A AMT DN
     (Federal Home Loan Bank
     Guaranty) (VMIG-1)
     1.15%(b)                             08/07/04            8,000         8,000,000
   Elkhart Industrial Multi-Family RB
     (Pedcor Investments Living LP
     Project) Series 2002B AMT DN
     (Federal Home Loan Bank
     Guaranty) (VMIG-1)
     1.15%(b)                             08/07/04              900           900,000
   Fort Wayne Economic Development
     Authority RB (Advanced Machine &
     Tool Project) Series 2001 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                             08/07/04            2,020         2,020,000
   Huntingburg Multi-Family RB (Lincoln
     Village Apartments Project) Series
     2000 AMT DN (Federal Home Loan
     Bank Guaranty)
     1.25%(b)                             08/07/04            2,350         2,350,000
   Indiana Development Finance
     Authority Economic Development
     RB (Saroyan Hardwoods, Inc.
     Project) Series 1994 AMT DN (Fifth
     Third Bank N.A. LOC)
     1.30%(b)                             08/07/04              950           950,000
   Indiana Development Finance
     Authority Economic Development
     RB (Timerland Resources Project)
     Series 2001 DN (Southtrust Bank
     LOC)
     1.28%(b)                             08/07/04              930           930,000
   Indiana Development Finance
     Authority IDRB (Enterprise Center II
     Project) Series 1992 AMT DN (Bank
     One N.A. LOC) (A-1)
     1.17%(b)                             08/07/04            3,000         3,000,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
   Indiana Development Finance
     Authority IDRB Series 2000 AMT DN
     (Bank One N.A. LOC)
     1.30%(b)                             08/07/04          $ 5,600        $5,600,000
   Indiana Economic Development
     Finance Authority RB (Morris
     Manufacturing & Sales Corp.
     Project) Series 2002 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                             08/07/04            2,400         2,400,000
   Indiana Port Commission RB (Kosmos
     Cement Project) Series 2000 AMT
     DN (Wachovia Bank N.A. LOC)
     (A-1+)
     1.27%(b)                             08/07/04            5,500         5,500,000
   Indiana Transportation Finance
     Authority Highway RB Series
     2004B-21 DN (A-1)
     1.15%(b)                             08/07/04            1,100         1,100,000
   Indianapolis Economic Development
     Authority RB (Herff Jones, Inc.
     Project) Series 1994 AMT DN
     (Lasalle National Bank LOC)
     1.22%(b)                             08/07/04            4,100         4,100,000
   Indianapolis IDRB (Public Import
     Board Project) Series 2003 PT-731
     AMT DN (FSA Insurance, Danske
     Bank LOC) (A-1)
     1.18%(b)                             08/07/04            2,550         2,550,000
   Jeffersonville Economic Development
     Authority RB (Scansteel Project)
     Series 1998 AMT DN (National City
     Bank N.A. LOC)
     1.26%(b)                             08/07/04            1,200         1,200,000
   Orleans Economic Development RB
     (Almana LLC Project) Series 1995
     AMT DN (National City Bank N.A.
     LOC)
     1.25%(b)                             08/07/04            3,000         3,000,000
   Scottsburg Economic Development
     Authority RB (American Plastic
     Corp. Project) Series 2000 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                             08/07/04            1,100         1,100,000
   South Bend Economic Development
     Authority RB (SGW Realty LLC
     Project) Series 1998 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                             08/07/04              950           950,000
   St. Joseph County Industrial and
     Educational Facilities RB
     (University of Notre Dame Du Lac
     Project) Series 2002 DN (Northern
     Trust LOC) (VMIG-1)
     1.00%(b)                             08/07/04           20,500        20,500,000

                                       38

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Indiana (continued)
   St. Joseph County Industrial
     Economic Development RB
     (Midcorr Land Development LLC
     Project) Series 2002 DN (National
     City Bank N.A. LOC)
     1.21%(b)                             08/07/04          $ 3,480        $3,480,000
   Terre Haute Industrial Economic
     Development RB (Jameson Inns,
     Inc. Project) Series 1999 AMT DN
     (Firstar Bank N.A. LOC) (A-1C+)
     1.33%(b)                             08/07/04            3,310         3,310,000

                                                                           ----------
                                                                           78,735,000
                                                                           ----------
Iowa--0.4%
   Cedar Rapids Community School
     District GO Series 2004 MB
     3.00%                                06/30/05            2,500         2,526,867
   Dallas County IDRB (Sioux City Brick
     Project) Series 2000A AMT DN
     (First Bank Systems LOC)
     1.30%(b)                             08/07/04            1,000         1,000,000
   Urbandale IDRB (Interstate Acres LP
     Project) Series 1994 DN (Principle
     Mutual Life Insurance Guaranty)
     1.38%(b)                             08/07/04            6,000         6,000,000
   West Burlington IDRB (Borghi
     Oilhydraulic Project) Series 2001A
     AMT DN (Bank One N.A. LOC)
     1.30%(b)                             08/07/04              975           975,000

                                                                           ----------
                                                                           10,501,867
                                                                           ----------
Kansas--0.4%
   Johnson County GO (Universal School
     District No. 233 Project) Series
     2002A MB
     3.00%                                09/01/04            1,000         1,001,733
   Johnson County Public Building
     Common Lease Purchase RB
     Series 2003A MB (AA+, Aa2)
     2.38%                                09/01/04            1,000         1,001,087
   Shawnee Private Activity RB
     (Simmons Co. Project) AMT DN
     (SunTrust Bank LOC) (A-1+, VMIG-1)
     1.16%(b)                             08/07/04            2,185         2,184,999
   Topeka Utility RB Series 2004 MB
     (MBIA Insurance)
     2.00%                                08/01/04              905           905,015
   Wichita Airport Flight Safety RB
     Series 1990A AMT DN (Berkshire
     Hathaway, Inc. Guaranty)
     (AAA, VMIG-1)
     1.17%(b)                             08/07/04            3,500         3,500,000

                                                                           ----------
                                                                            8,592,834
                                                                           ----------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Kentucky--3.1%
   Boyd County Sewer & Solid Waste RB
     (Air Products & Chemicals Project)
     Series 2003 AMT DN
     1.16%(b)                             08/07/04          $ 1,275        $1,275,000
   City of Wilder Industrial Building RB
     (Saratoga Investments LP Project)
     Series 1998 AMT DN (Fifth Third
     Bank N.A. LOC)
     1.26%(b)                             08/07/04            1,120         1,120,000
   Clark County PCRB (Eastern Kentucky
     Power Project) Series 1984J-2 MB
     (National Rural Utilities Guaranty)
     (A-1, MIG-1)
     1.08%                                10/15/04            3,300         3,300,000
   Dayton IDRB (Ramkat Enterprise
     Project) Series 2001 AMT DN (First
     Bank Systems LOC)
     1.31%(b)                             08/07/04            1,990         1,990,000
   Elsmere IDRB (International Mold
     Steel, Inc. Project) Series 1996 AMT
     DN (Star Bank N.A. LOC)
     1.26%(b)                             08/07/04            1,380         1,380,000
   Henderson Industrial Building RB
     (Shamrock Technologies Project)
     Series 1997 AMT DN (Wachovia
     Bank N.A. LOC)
     1.27%(b)                             08/07/04            1,251         1,251,000
   Jefferson County Industrial Building
     RB (Atlas Machine & Supply Co.
     Project) Series 1999 AMT DN (Bank
     One N.A. LOC)
     1.30%(b)                             08/07/04              965           965,000
   Kentucky Housing Corporation Single
     Family Mortgage RB Series 2003
     PT-740 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. Guaranty)
     1.18%(b)                             08/07/04           16,415        16,415,000
   Kentucky Housing Corporation Single
     Family Mortgage RB Series 2003
     PT-863 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. Guaranty)
     (VMIG-1)
     1.18%(b)                             08/07/04           12,565        12,565,000
   Kentucky Housing Corporation Single
     Family Mortgage RB Series 2003
     PT-868 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. Guaranty)
     (VMIG-1)
     1.18%(b)                             08/07/04            1,020         1,020,000
   Lexington Central Corporation
     Mortgage RB Series 2003A MB
     2.00%                                10/01/04            2,000         2,002,600
   Mason County RB (School District
     Finance Corp. School Building
     Project) Series 2004 MB
     2.00%                                03/01/05              230           231,201

                                       39

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                                Par
                                             Maturity          (000)                  Value
                                            ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Kentucky (continued)
   McCreary County Industrial Building
     RB (Le Sportsac, Inc. Project)
     Series 1998 AMT DN (Fifth Third
     Bank N.A. LOC)
     1.21%(b)                               08/07/04          $ 1,205        $ 1,205,000
   McCreary County Industrial Building
     RB (Le Sportsac, Inc. Project)
     Series 1998B AMT DN (Fifth Third
     Bank N.A. LOC)
     1.21%(b)                               08/07/04            1,545          1,545,000
   McCreary County Industrial Building
     RB (Le Sportsac, Inc. Project)
     Series 1999B-3 AMT DN (Fifth Third
     Bank N.A. LOC)
     1.21%(b)                               08/07/04            3,460          3,460,000
   Pulaski County Solid Waste Disposal
     RB (Natural Rural Utilities for East
     Kentucky Power Project) Series
     1993B AMT MB (MIG-1)
     1.00%                                  08/15/04            4,850          4,850,000
   Trimble County PCRB Series 2004 DN
     (Louisville Gas & Electric) (A-2, P-1)
     1.11%(b)                               08/07/04           15,000         15,000,000

                                                                             -----------
                                                                              69,574,801
                                                                             -----------
Louisiana--4.1%
   Donaldsonville IDRB (John Folse &
     Co., Inc. Project) Series 2003 DN
     (Amsouth Bank LOC)
     1.20%(b)                               08/07/04            2,150          2,150,000
   Iberville Parish PCRB (Air Products &
     Chemicals Project) Series 1992 DN
     (A-1)
     1.19%(b)                               08/07/04            2,200          2,200,000
   Jefferson Parish Home Mortgage
     Authority RB (P-Float Trust
     Receipts) Series 2000B PT-340 AMT
     DN (Bayerische Landesbank
     Girozentrale LOC) (A-1C+)
     1.17%(b)                               08/07/04            2,380          2,380,000
   Lafayette Educational Development
     Authority RB (Holt County Project)
     Series 1990 DN (Rabo Bank
     Nederland LOC)
     1.38%(b)                               08/07/04            3,205          3,205,000
   Louisiana Local Government
     Environmental Facilities
     Community Development Authority
     RB (Ouachita Christian School, Inc.
     Project) Series 2002 DN (Bank One
     N.A. LOC)
     1.33%(b)                               08/07/04            1,515          1,515,000
   Louisiana Gas & Fuel Tax RB Series
     1999A MB (FSA Insurance) (Aaa)
     5.00%                                  11/15/04            3,700          3,740,349

                                                                Par
                                             Maturity          (000)                  Value
                                            ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Louisiana (continued)
   Louisiana Local Government
     Environmental Facilities
     Community Development Authority
     RB (Capital & Equipment Programs
     Project) Series 2003A DN (AMBAC
     Insurance, Banque Nationale de
     Paribas Liquidity Facility)
     (A-A+, Aaa)
     1.18%(b)                               08/07/04          $21,485        $21,485,000
   Louisiana Public Facilities Authority
     RB (Air Products & Chemicals
     Project) Series 2002 AMT DN
     (Hibernia Bank LOC) (A-1, P-1)
     1.16%(b)                               08/07/04            5,000          5,000,000
   Louisiana Public Facilities Authority
     RB (Air Products & Chemicals
     Project) Series 2003 DN (Hibernia
     Bank LOC)
     1.16%(b)                               08/07/04           18,650         18,650,000
   Louisiana Public Facilities Authority
     RB (Tiger Athletic Foundation
     Project) Series 1999 DN (Hibernia
     Bank LOC)
     1.14%(b)                               08/07/04            4,900          4,900,000
   Louisiana Public Facilities Authority
     RB (Tiger Athletic Foundation
     Project) Series 2004 DN (Hibernia
     Bank LOC) (VMIG-1)
     1.13%(b)                               08/07/04           11,500         11,500,000
   North Webster Parish IDRB (CSP
     Project) Series 2001 AMT DN
     (Regions Bank N.A. LOC)
     1.20%(b)                               08/07/04            2,815          2,815,000
   Plaquemines Port Harbor & Terminal
     Distribution Port Facilities RB
     (Chevron Pipe Line Co. Project)
     Series 1984 MB (Chevron Texaco
     Co. Guaranty) (AA, Aa2)
     1.00%                                  09/01/04            9,000          8,998,861
   Plaquemines Port Harbor & Terminal
     Distribution Port Facilities RB
     (International Marine Terminal
     Project) Series 1984A MB (Chevron
     Texaco Co. Guaranty)
     1.08%                                  03/15/05            7,500          7,500,000

                                                                             -----------
                                                                              96,039,210
                                                                             -----------
Maryland--3.6%
   Baltimore County RB (Golf Systems
     Project ) Series 2001 DN (M&T
     Bank Corp. LOC) (A-2)
     1.18%(b)                               08/07/04            5,000          5,000,000
   Baltimore County RB (St. Paul's
     School for Girls Facility Project)
     Series 2000 DN (M&T Bank Corp.
     LOC ) (A-1)
     1.18%(b)                               08/07/04            8,315          8,315,000

                                       40

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
   Maryland Economic Development
     Corporation RB (Associated
     Catholic, Inc. Project) Series 2002
     DN (M&T Bank Corp. LOC) (VMIG-1)
     1.18%(b)                             08/07/04          $ 5,265              $ 5,265,000
   Maryland Economic Development
     Corporation RB (Joe Corbis Pizza
     Project) Series 2000 AMT DN (M&T
     Bank Corp. LOC) (A-1)
     1.28%(b)                             08/01/04            1,425                1,425,000
   Maryland Economic Development
     Corporation RB (Lithographing Co.
     Project) Series 2001 AMT DN (M&T
     Bank Corp. LOC) (A-1)
     1.28%(b)                             08/07/04            3,555                3,555,000
   Maryland Economic Development
     Corporation RB (Mirage-Tucker LLC
     Facility Project) Series 2002 DN
     (M&T Bank Corp. LOC) (VMIG-1)
     1.28%(b)                             08/07/04            1,350                1,350,000
   Maryland Economic Development
     Corporation RB (Pharmaceutics
     International Project) Series 2001A
     AMT DN (M&T Bank Corp. LOC)
     (A-1)
     1.28%(b)                             08/07/04            6,200                6,200,000
   Maryland Economic Development
     Corporation RB (Redrock LLC
     Facilities Project) Series 2002 DN
     (M&T Bank Corp. LOC) (VMIG-1)
     1.33%(b)                             08/07/04            2,500                2,500,000
   Maryland Health & Higher Education
     Facilities Authority RB (Adventist
     Healthcare Project) Series 2003B
     DN (M&T Bank Corp. LOC)
     1.13%(b)                             08/07/04            9,800                9,800,000
   Maryland Health & Higher Education
     Facilities Authority RB (Doctors
     Community Hospital Project) Series
     1997 DN (M&T Bank Corp. LOC)
     (A-1)
     1.14%(b)                             08/07/04            5,820                5,820,000
   Maryland Health & Higher
     Educational Facilities Authority RB
     (Roland Park Country School
     Project) Series 2001 DN (M & T
     Bank Corp. LOC) (A-1)
     1.18%(b)                             08/07/04            5,440                5,440,000
   Maryland Industrial Development
     Financing Authority RB (Brass Mill
     Road Project) Series 1995 DN (M&T
     Bank Corp. LOC) (A-1)
     1.23%(b)                             08/07/04            1,245                1,245,000
   Maryland Industrial Development
     Financing Authority RB (Patapsco
     Association Project) Series 1995 DN
     (M&T Bank Corp. LOC) (A-1)
     1.23%(b)                             08/07/04            1,225                1,225,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Maryland (continued)
   Montgomery County Economic
     Development RB (Brooke Grove
     Foundation, Inc. Project) Series
     1998 DN (M&T Bank Corp. LOC)
     (A-1)
     1.19%(b)                             08/07/04          $ 4,555              $ 4,555,000
   Montgomery County Housing Finance
     Authority RB Series 2001-1276 DN
     (Merrill Lynch & Co. Guaranty) (A-1)
     1.22%(b)                             08/07/04            8,790                8,790,000
   Montgomery County RB (Ivymount
     School, Inc. Facilities Project)
     Series 2000 DN (M&T Bank Corp.
     LOC) (A-1)
     1.23%(b)                             08/07/04            2,800                2,800,000
   Northeast Solid Waste Disposal
     Authority RB Series 2003 PT-766
     AMT DN (AMBAC Insurance,
     Landesbank Hessen-Thuringen
     Girozentrale SBPA)
     1.17%(b)                             08/07/04            7,730                7,730,000
   Prince Georges County RB (Parsons
     Paper Facilities Project) Series
     1987 DN (M&T Bank Corp. LOC)
     1.20%(b)                             08/01/04            3,500                3,500,000
   Wicomico County Economic
     Development RB (Plymouth Tube
     Co. Project) Series 1996 AMT DN
     (Bank One N.A. LOC) (VMIG-1)
     1.28%(b)                             08/07/04            1,400                1,400,000

                                                                                 -----------
                                                                                  85,915,000
                                                                                 -----------
Massachusetts--4.9%
   Auburn GO Series 2004 BAN (MIG-1)
     2.50%                                06/17/05            7,000                7,053,108
   Hull County GO Series 2004 BAN
     (SP-1+)
     3.00%                                07/14/05           23,000               23,282,624
   Massachusetts GO Series 1994C MB
     (AAA, Aaa)
     6.30%                                11/01/04            1,500                1,534,384
   Massachusetts Health & Educational
     Facilities Authority RB (Childrens
     Hospital Project) Series 2004L-1
     DN (Fleet National Bank N.A. LOC)
     (A-1+, VMIG-1)
     1.05%(b)                             08/07/04           16,600               16,600,000
   Massachusetts Special Obligation
     Dedicated Tax Revenue RB Series
     2004B-19 DN
     1.13%(b)                             08/07/04            5,000                5,000,000
   Massachusetts Water Resources
     Authority RB Series 2004D MB
     2.00%                                08/01/04            1,480                1,480,000
   Millbury GO Series 2004 BAN
     2.00%                                01/21/05           23,860               23,958,017

                                       41

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Massachusetts (continued)
   Northborough-Southborough GO
     Series 2003 BAN (MIG-1)
     2.00%                               10/29/04          $18,700        $18,740,611
   Reading GO Series 2004 BAN
     2.25%                               01/07/05           14,500         14,567,839
   Whitman Hanson Regional School
     District GO Series 2004 BAN
     (SP-1+, MIG-1)
     2.50%                               01/14/05            3,000          3,014,126

                                                                          -----------
                                                                          115,230,709
                                                                          -----------
Michigan--2.7%
   Detroit Economic Development
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-90
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                            08/07/04            2,500          2,500,000
   Detroit Economic Development
     Corporation RB (E.H. Association
     Ltd. Project) Series 2002 DN
     (Charter One Bank LOC)
     1.20%(b)                            08/07/04            1,290          1,290,000
   Detroit Sewer & Disposal Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2001A-112 DN
     (MBIA Insurance) (VMIG-1)
     1.15%(b)                            08/07/04            5,600          5,600,000
   Detroit Sewer Disposal RB Series
     1998A DN (MBIA Insurance, Morgan
     Guaranty Trust SBPA)
     (A-1+, VMIG-1)
     1.09%(b)                            08/07/04            1,000          1,000,000
   Detroit Sewer Disposal RB Series
     2003B-41 DN (Wachovia Bank N.A.
     LOC)
     1.15%(b)                            08/07/04              800            800,000
   Jackson Public Schools GO (Student
     Aid Anticipation Notes) Series
     2004A MB
     2.00%                               08/24/04            2,735          2,736,630
   Michigan State Hospital Finance
     Authority RB (Crittenton Hospital
     Project) Series 2003A DN (Comercia
     Bank N.A. LOC)
     1.13%(b)                            08/01/04            7,500          7,500,000
   Michigan State Housing Development
     Authority RB Series 2002D MB (FSA
     Insurance) (A-1+)
     1.20%                               12/15/04            5,375          5,375,000
   Michigan Strategic Fund Limited
     Obligation RB (Alpha Technology
     Corp. Project) Series 1997 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                            08/07/04              600            600,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Michigan Strategic Fund Limited
     Obligation RB (America Group LLC
     Project) Series 2000 AMT DN (Bank
     One N.A. LOC)
     1.28%(b)                            08/07/04          $ 3,200        $ 3,200,000
   Michigan Strategic Fund Limited
     Obligation RB (Bayloff Properties
     Project) Series 1998 AMT DN
     (National City Bank N.A. LOC)
     1.26%(b)                            08/07/04            1,000          1,000,000
   Michigan Strategic Fund Limited
     Obligation RB (Conway Products
     Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.23%(b)                            08/07/04            2,315          2,315,000
   Michigan Strategic Fund Limited
     Obligation RB (Hannah Technical
     Project) Series 2002 AMT DN
     (Comerica Bank N.A. LOC)
     1.23%(b)                            08/07/04            4,400          4,400,000
   Michigan Strategic Fund Limited
     Obligation RB (Kay Screen Printing,
     Inc. Project) Series 2000 AMT DN
     (Bank One N.A. LOC)
     1.30%(b)                            08/07/04            1,300          1,300,000
   Michigan Strategic Fund Limited
     Obligation RB (Midwest Glass
     Fabricators, Inc. Project) Series
     2001 DN (Bank of America N.A.
     LOC)
     1.25%(b)                            08/07/04            2,635          2,635,000
   Michigan Strategic Fund Limited
     Obligation RB (PFG Enterprises,
     Inc. Project) Series 2001 AMT DN
     (Huntington National Bank LOC)
     1.28%(b)                            08/07/04              740            740,000
   Michigan Strategic Fund Limited
     Obligation RB (Saginaw Production
     Corp. Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.23%(b)                            08/07/04            3,350          3,350,000
   Michigan Strategic Fund Limited
     Obligation RB (Sparta Foundry, Inc.
     Project) Series 1999 AMT DN (Old
     Kent Bank & Trust Co. LOC)
     1.26%(b)                            08/07/04              650            650,000
   Michigan Strategic Fund Limited
     Obligation RB (Total Business
     Systems Project) Series 1998 AMT
     DN (Comerica Bank N.A. LOC)
     1.23%(b)                            08/07/04            2,860          2,860,000
   Michigan Strategic Fund Limited
     Obligation RB (VK & W Investors
     LLC Project) Series 2000 AMT DN
     (Comerica Bank N.A. LOC)
     1.23%(b)                            08/07/04            3,000          3,000,000

                                       42

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Michigan (continued)
   Oakland County Economic
     Development Corp. (Exhibit
     Enterprises, Inc. Project) Series
     2004 AMT DN (Commerce Bank
     LOC)
     1.32%(b)                            08/07/04          $ 6,375        $6,375,000
   Oakland County Educational Limited
     Obligation RB Series 2000 AMT DN
     (Bank One N.A. LOC)
     1.23%(b)                            08/07/04            5,200         5,200,000

                                                                          ----------
                                                                          64,426,630
                                                                          ----------
Minnesota--0.8%
   Becker IDRB (Plymouth Foam Project)
     Series 2004 AMT DN (Amsouth
     Bancorp. LOC)
     1.29%(b)                            08/07/04            2,500         2,500,000
   Duluth GO (Tax & Aid Certificates
     Project) Series 2004 MB (A-1, A1)
     2.00%                               12/31/04            8,000         8,021,505
   Hennepin County GO Series 2000B DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (A-1C+, VMIG-1)
     0.93%(b)                            08/07/04              600           600,000
   Minneapolis St. Paul Metropolitan
     Airports Commission RB Series
     2003 PT-727 AMT DN (FGIC
     Insurance, BNP Paribas Standby
     LOC) (A-1+)
     1.18%(b)                            08/07/04            1,800         1,800,000
   Minneapolis St. Paul Metropolitan
     Airports Commission RB Series
     2004 AMT DN (FGIC Insurance,
     Merrill Lynch & Co. SBPA)
     1.18%(b)                            08/07/04            1,600         1,600,000
   Plymouth Meeting IDRB (Scoville
     Press, Inc. Project) Series 1994 DN
     (Wells Fargo Bank LOC)
     1.18%(b)                            08/07/04            1,470         1,470,000
   Winona Independent School District
     No. 861 GO Series 2004A MB
     3.00%                               08/06/05            3,590         3,636,354

                                                                          ----------
                                                                          19,627,859
                                                                          ----------
Mississippi--0.4%
   Mississippi Business Finance
     Corporation RB (Mississippi Baking
     Co. LLC Project) Series 1995 DN
     (M&T Bank Corp. LOC)
     1.28%(b)                            08/07/04            4,080         4,080,000
   Mississippi Business Finance
     Corporation RB (Shuqualak Lumber
     Co. Project) Series 2001 AMT DN
     (Bank One N.A. LOC)
     1.30%(b)                            08/07/04            2,500         2,500,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Mississippi (continued)
   Mississippi Development Bank
     Special Obligation RB (Harrison
     Mississippi Bond Program) Series
     2003 DN (AMBAC Insurance,
     Banque Nationale de Paribas SBPA)
     1.18%(b)                            08/07/04          $ 3,760        $3,760,000

                                                                          ----------
                                                                          10,340,000
                                                                          ----------
Missouri--0.5%
   Bridgeton IDRB (Gold Dust LLC
     Project) AMT DN (Commerce Bank
     N.A. LOC)
     1.29%(b)                            08/07/04            1,225         1,225,000
   Missouri State Housing Development
     Commission Single Family
     Mortgage RB Series 2003 PT-2038
     DN (Government National Mortgage
     Association Insurance, Merrill
     Lynch & Co. SBPA) (A-1, Aaa)
     1.17%(b)                            08/07/04            2,725         2,725,000
   St. Charles County IDRB (Austin
     Machine Co. Project) Series 2003A
     DN (Bank of America N.A. LOC)
     1.24%(b)                            08/07/04            1,920         1,920,000
   St. Charles County IDRB (Patriot
     Machine, Inc. Project) Series 2002
     AMT DN (U.S. Bank N.A. LOC)
     1.26%(b)                            08/07/04            3,430         3,430,000
   St. Charles County IDRB (Peine Lake
     Apartments Project) Series 2004
     AMT DN (Wachovia Bank N.A. LOC)
     1.17%(b)                            08/07/04            2,150         2,150,000

                                                                          ----------
                                                                          11,450,000
                                                                          ----------
Montana--0.2%
   Montana Housing Board RB (Wachovia
     Merlots Trust Receipts) Series
     2001A-41 AMT DN (Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.20%(b)                            08/07/04            1,260         1,260,000
   Montana Housing Board RB (Wachovia
     Merlots Trust Receipts) Series
     2002A-19 AMT DN (Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.20%(b)                            08/07/04            2,645         2,645,000

                                                                          ----------
                                                                           3,905,000
                                                                          ----------
Multi-State--7.0%
   Charter Mac Equity Issuer Trust RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2004 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.22%(b)                            08/07/04           27,960        27,960,000
   Charter Mac Equity Issuer Trust RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-2121 AMT
     DN (Merrill Lynch & Co. Guaranty)
     1.22%(b)                            08/07/04           18,995        18,995,000

                                       43

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Multi-State (continued)
   Municipal Securities Pool Trust
     Receipts RB Series 2004-17 DN
     (Societe Generale Bank SBPA,
     Texas Permanent School Funding,
     MBIA Insurance, Ambac Insurance,
     FSA Insurance, FGIC Insurance,
     USC Guaranty)
     1.23%(b)(c)                         08/07/04          $81,015        $81,015,000
   Municipal Securities Pool Trust
     Receipts RB Series 2004-18 DN
     (FSA Insurance, MBIA Insurance,
     AMBAC Insurance, PS Funding
     Insurance, FGIC Insurance, Societe
     Generale Bank SBPA) (A-1+)
     1.23%(b)(c)                         08/07/04           37,055         37,055,000

                                                                          -----------
                                                                          165,025,000
                                                                          -----------
Nebraska--0.3%
   American Public Energy Gas Supply
     Agency RB (Nebraska Public Gas
     Agency Project) Series 1998C MB
     (AMBAC Insurance) (AAA, Aaa)
     4.00%                               09/01/04            3,550          3,559,037
                                                                          -----------
Nevada--0.2%
   Clark County IDRB (Southwest Gas
     Corp. Project) Series 2003A AMT
     DN (Fleet National Bank LOC)
     (A-1, VMIG-1)
     1.13%(b)                            08/07/04            2,500          2,500,000
   Clark County Passenger Facility
     Charge RB (Las Vegas-McCarran
     Airport Project) Series 2002 AMT
     DN
     4.00%(b)                            07/01/05            1,630          1,665,355

                                                                          -----------
                                                                            4,165,355
                                                                          -----------
New Hampshire--1.6%
   New Hampshire Business Finance
     Authority Industrial Facilities RB
     (Felton Brush, Inc. Project) Series
     1997 AMT DN (KeyBank N.A. LOC)
     1.22%(b)                            08/07/04            1,430          1,430,000
   New Hampshire Health & Educational
     Facilities Authority RB (Dartmouth
     College Issue Project) Series 2002
     DN (A-1+, VMIG-1)
     1.04%(b)                            08/07/04           32,650         32,650,000
   New Hampshire Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-51
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                            08/07/04            1,780          1,780,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New Hampshire (continued)
   New Hampshire Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2001A-82
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                            08/07/04          $ 1,530        $ 1,530,000

                                                                          -----------
                                                                           37,390,000
                                                                          -----------
New Jersey--1.5%
   Burlington County GO Series 2003H
     BAN
     1.12%                               10/29/04            4,190          4,188,582
   Haddon Township GO Series 2004
     BAN
     2.00%                               04/22/05            3,000          3,013,065
   Hudson County Certificates of
     Participation Series 2001A-35 DN
     (MBIA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.12%(b)                            08/07/04            2,925          2,925,000
   New Jersey Educational Facilities
     Authority RB (Princeton University
     Project) Series 2003F DN
     (A-1+, VMIG-1)
     1.00%(b)                            08/01/04              100            100,000
   New Jersey Educational Faclilties
     Authority RB Series 2000 SG-148
     DN (Society General LOC) (A-1+)
     1.09%(b)                            08/07/04            2,500          2,500,000
   New Jersey Health Care Facilities
     Financing Authority RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2001 PT-1319 DN (AMBAC
     Insurance, Merrill Lynch Capital
     Services SBPA) (A-1)
     1.12%(b)                            08/07/04              700            700,000
   New Jersey Health Care Facilities
     Financing Authority RB (St. Peter's
     University Hospital Project) Series
     2000B DN (Fleet National Bank N.A.
     LOC) (A-1, VMIG-1)
     1.07%(b)                            08/07/04            1,100          1,100,000
   New Jersey Health Care Facilities
     Financing Authority RB (Wachovia
     Merlots Trust Receipts) Series
     2001A DN (Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.12%(b)                            08/07/04            2,685          2,685,000
   New Jersey Health Care Facilities
     Financing Authority RB Series
     2004A-1 DN (Commerce Bank LOC)
     1.08%(b)                            08/07/04            1,000          1,000,000
   New Jersey Housing & Mortgage
     Finance Agency RB (Single Family
     Housing Project) Series 2003B AMT
     MB (SP-1+, MIG-1)
     1.10%                               10/01/04            2,000          2,000,000

                                       44

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New Jersey (continued)
   New Jersey Turnpike Authority RB
     Series 2002J DN (MBIA Insurance,
     Lehman Bothers, Inc. Liquidity
     Facility) (VMIG-1)
     1.14%(b)                              08/07/04          $ 1,200        $1,200,000
   New Milford County GO Series 2004
     BAN
     3.00%                                 06/24/05            2,839         2,870,654
   Newark GO Series 2003 DN (FSA
     Insurance, Citibank LOC)
     1.11%(b)                              08/07/04            2,300         2,300,000
   Rockaway Township GO Series 2004
     BAN
     2.50%                                 07/22/05            5,693         5,745,879
   Salem County Pollution Control
     Financing Authority PCRB (E.I.
     DuPont de Nemours Project) Series
     1982A DN (A-1+, P-1)
     1.20%(b)                              08/07/04            2,000         2,000,000
   West Windsor-Plainsboro GO
     (Regional School District Project)
     Series 2004 MB (Aa2)
     2.70%                                 06/15/05            1,750         1,766,039

                                                                            ----------
                                                                            36,094,219
                                                                            ----------
New Mexico--0.1%
   Dona Ana County IDRB (Merryweath
     Project) Series 1998 AMT DN (First
     Merit Bank N.A. LOC)
     1.38%(b)                              08/07/04            1,575         1,575,000
                                                                            ----------
New York--2.9%
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2001F-1 DN
     (Credit Locale de France LOC)
     (A-1+, VMIG-1)
     1.10%(b)                              08/01/04            2,200         2,200,000
   Lancaster IDRB (Jiffy Tite Co., Inc.
     Project) Series 1997 AMT DN (Key
     Bank N.A. LOC)
     1.22%(b)                              08/07/04            1,580         1,580,000
   Metropolitan Transportation Authority
     RB Series 2002D-1 DN
     (A-1+, VMIG-1)
     1.09%(b)                              08/07/04           12,200        12,200,000
   Monroe County Asset Securitization
     Corporation RB Series 2003
     PA-1210 DN (Merrill Lynch & Co.
     Guaranty) (F-1+)
     1.19%(b)                              08/07/04           15,000        15,000,000
   New York City Transportation Finance
     Authority RB Series 2002 DN (Bank
     of New York LOC) (A-1+, VMIG-1)
     1.09%(b)                              08/01/04           19,100        19,100,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   New York Housing Finance Agency RB
     (Theatre Row Tower Project) Series
     2001 AMT DN (Hypoverinsbank
     LOC)
     1.31%(b)                              08/07/04          $ 5,000        $5,000,000
   Onondaga IDRB (Midstate Printing
     Corp. Project) Series 2000 AMT DN
     (KeyBank N.A. LOC)
     1.22%(b)                              08/07/04            1,375         1,375,000
   Ulster IDRB (Viking Industries, Inc.
     Project) Series 1998A AMT DN
     (KeyBank N.A. LOC)
     1.22%(b)                              08/07/04            1,650         1,650,000
   Union Springs Central School District
     GO Series 2004 BAN
     2.50%                                 06/30/05            9,855         9,929,837

                                                                            ----------
                                                                            68,034,837
                                                                            ----------
North Carolina--1.9%
   Buncombe County IDRB (Lustar
     Dyeing, Inc. Project) Series 1998
     AMT DN (Wachovia Bank N.A. LOC)
     1.27%(b)                              08/07/04            2,165         2,165,000
   Charlotte Airport RB (Banque
     Nationale de Paribas P-Float Trust
     Receipts) Series 2003 PT-719 AMT
     MB (MBIA Insurance, Banque
     Nationale de Paribas SBPA) (A-1+)
     1.50%                                 05/05/05            2,335         2,335,000
   Cleveland County Industrial Facilities
     PCRB (Blanchford Rubber Project)
     Series 2003 DN (Bank One N.A.
     LOC)
     1.15%(b)                              08/07/04            2,200         2,200,000
   Gates County IDRB (Coxe-Lewis Corp.
     Project) Series 1999 AMT DN
     (Wachovia Bank N.A. LOC)
     1.27%(b)                              08/07/04              955           955,000
   Iredell County Industrial Facilities &
     Pollution Control Financing
     Authority IDRB (B&B Fabricators
     Project) Series 1999 AMT DN (Bank
     of America N.A. LOC)
     1.13%(b)                              08/07/04            2,300         2,300,000
   Lee County Industrial Facilities &
     Pollution Control Financing
     Authority RB (Var-Arden Corp.
     Project) Series 1999 AMT DN
     (Comerica Bank N.A. LOC)
     1.23%(b)                              08/07/04            2,500         2,500,000
   Mecklenburg County Industrial
     Facilities & Pollution Control
     Financing Authority IDRB (Otto
     Industrial, Inc. Project) Series 1988
     AMT DN (Bank of America N.A.
     LOC)
     1.13%(b)                              08/07/04            2,090         2,090,000

                                       45

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
North Carolina (continued)
   Mecklenburg County Industrial
     Facilities & Pollution Control
     Financing Authority IDRB
     (Peidmont Plastics Project) Series
     1997 AMT DN (Branch Banking &
     Trust Co. LOC)
     1.22%(b)                              08/07/04          $1,700         $1,700,000
   North Carolina Housing Finance
     Agency RB (Wachovia Merlots
     Project) Series 2001A-70 AMT DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                              08/07/04           2,430          2,430,000
   North Carolina Housing Financing
     Authority RB Series 2002R II
     ROC-175 DN (VMIG-1)
     1.18%(b)                              08/07/04           6,225          6,225,000
   North Carolina Ports Authority
     Exempt Facilities RB (Wilmington
     Bulk LLC Project) Series 2001A
     AMT DN (Branch Banking & Trust
     Co. LOC)
     1.22%(b)                              08/07/04           2,805          2,805,000
   Rutherford County Industrial Facilities
     PCRB (Thieman Metal Technology
     Project) Series 1998 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.22%(b)                              08/07/04           2,250          2,250,000
   Sampson County Industrial Facilities
     PCRB (Dubose Strapping, Inc.
     Project) Series 2003 AMT DN
     (Wachovia Bank N.A. LOC)
     1.27%(b)                              08/07/04           3,200          3,200,000
   Union County Industrial Facilities
     PCRB (Tenn Coverting Co. Project)
     Series 1997 AMT DN (SunTrust
     Bank LOC)
     1.16%(b)                              08/07/04           1,750          1,750,000
   Wake County GO Series 2004A DN
     (Landesbank Hessen-Thuringen
     Girozentrale SBPA)
     (A-1+, MIG-1, F-1+)
     2.00%(b)                              04/01/05           5,000          5,039,938
   Wake County Housing Finance
     Authority RB (Casa Melvid
     Multi-Family Housing Project)
     Series 2001A AMT DN (SunTrust
     Bank LOC) (VMIG-1)
     1.21%(b)                              08/07/04           3,500          3,500,000
   Washington County Industrial
     Facilities PCRB (Mackey's Ferry
     Sawmill, Inc. Project) Series 1997
     AMT DN (Wachovia Bank N.A. LOC)
     1.22%(b)                              08/07/04           2,400          2,400,000

                                                                            ----------
                                                                            45,844,938
                                                                            ----------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
North Dakota--0.5%
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities United
     Power Project) Series 1993U AMT
     MB (National Rural Utilities LOC)
     (A-1, P-1)
     1.30%                                 12/01/04          $5,900         $5,900,000
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities United
     Power Project) Series 1995A AMT
     MB (National Rural Utilities LOC)
     (A-1)
     1.00%                                 09/01/04           2,400          2,400,000
   North Dakota Housing Finance
     Agency RB Series 2001A-19 DN
     (Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                              08/07/04           3,145          3,145,000

                                                                            ----------
                                                                            11,445,000
                                                                            ----------
Ohio--6.2%
   Akron Bath Copley Joint Township
     Hospital District RB (Hospital
     Facilities-Summa Health System
     Project) Series 2004B DN (Bank
     One LOC)
     1.11%                                 08/07/04           3,200          3,200,000
   Akron Income Tax RB (Community
     Learning Centers Project) Series
     2004A MB (FGIC Insurance,
     ABN-AMRO Bank N.V. SBPA) (A-1)
     1.09%                                 12/08/04           7,000          7,000,000
   American Municipal Power
     Incorporated RB (Bowling Green
     Project) Series 2003 BAN
     1.25%                                 12/02/04           1,635          1,635,000
   American Municipal Power
     Incorporated RB (City of Bryan
     Project) Series 2003 BAN
     1.20%                                 08/20/04           4,600          4,600,000
   American Municipal Power
     Incorporated RB (Cleveland Public
     Power Project) Series 2003 BAN
     1.10%                                 08/19/04           2,660          2,659,900
   American Municipal Power
     Incorporated RB (Gorsuch Station
     Improvement Project) Series 2004A
     MB (A-1, MIG-1)
     1.10%                                 04/01/05           5,280          5,280,000
   American Municipal Power
     Incorporated RB (Hubbard, Inc.
     Project) Series 2003 BAN
     1.25%                                 12/15/04           2,100          2,100,000
   American Municipal Power
     Incorporated RB (Shelby Project)
     Series 2003 BAN
     1.30%                                 11/18/04           3,750          3,750,000
   American Municipal Power
     Incorporated RB Series 2003 BAN
     1.20%                                 11/04/04           2,320          2,320,000

                                       46

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   American Municipal Power-Ohio Inc.
     GO Series 2004 BAN
     1.90%                                07/14/05          $   525        $  525,000
   Avon GO Series 2004 BAN
     1.35%                                04/14/05            1,000         1,001,732
   Belmont County GO Series 2004 BAN
     1.36%                                03/16/05            1,500         1,502,395
   Brooklyn GO Series 2004 BAN
     2.25%                                08/07/04            1,910         1,917,648
   Cleveland Municipal School District
     GO Series 2004 MB (AAA, Aaa)
     2.00%                                12/01/04            3,265         3,272,612
   Cleveland Public Power System RB
     Series 1994A MB
     6.40%                                11/15/04            1,500         1,551,849
   Cleveland-Cuyahoga County Port
     Authority (Laurel School Project)
     RB Series 2004 DN (KeyBank N.A.
     LOC)
     1.15%(b)                             08/07/04            1,655         1,655,000
   Cuyahoga County Economic
     Development RB (Cleveland
     Botanical Garden Project) Series
     2001 DN (Allied Irish Bank LOC)
     (VMIG-1)
     1.13%(b)                             08/07/04              635           635,000
   Cuyahoga County IDRB (Trio
     Diversified Co. Project) Series 2000
     AMT DN (KeyBank N.A. LOC)
     1.22%(b)                             08/07/04            1,985         1,985,000
   Delaware County Economic
     Development RB (The Columbus
     Zoological Park Associates, Inc.
     Project) Series 2003 DN
     (Huntington National Bank LOC)
     1.15%(b)                             08/07/04            1,390         1,390,000
   Fairfield County GO Series 2004 BAN
     2.00%                                04/13/05            8,100         8,145,850
   Geauga County GO Series 2003 BAN
     1.30%                                10/07/04            1,000         1,000,361
   Greene County GO Series 2004A MB
     (MIG-1)
     1.33%                                08/20/04              475           475,069
   Greene County GO Series 2004B MB
     (MIG-1)
     1.33%                                02/25/05              450           450,454
   Hamilton County GO Series 2003I BAN
     1.36%                                11/10/04            1,000         1,000,708
   Hamilton County GO Series 2004 BAN
     1.40%                                01/28/05            1,650         1,652,399
   Hamilton County Hospital Facilities
     RB (Children's Hospital Medical
     Center Project) Series 2000 DN (J.P.
     Morgan Chase LOC) (VMIG-1)
     1.09%(b)                             08/07/04           10,000        10,000,000
   Hamilton GO Series 2004 BAN
     1.80%                                06/02/05            2,130         2,130,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Lancaster GO Series 2004 BAN
     1.46%                                09/10/04          $ 2,525        $2,525,900
   Lebanon GO Series 2004 BAN
     2.40%                                07/07/05            1,000         1,006,409
   Licking County GO Series 2004 BAN
     1.57%                                02/23/05            1,480         1,483,039
   Lucas County Economic Development
     RB (Maumee Valley Country Day
     School Project) Series 1998 AMT
     DN (American National Bank &
     Trust Co. LOC)
     2.06%(b)                             08/07/04            1,715         1,715,000
   Lucas Industrial Development RB
     (Conforming Matrix Corp. Project)
     Series 1999 AMT DN (Sky Bank
     LOC)
     2.06%(b)                             08/07/04            1,130         1,130,000
   Lyndhurst GO Series 2004 BAN
     1.35%                                03/03/05              475           475,550
   Marysville City Sewer Authority GO
     Series 2003 BAN
     1.41%                                11/10/04            3,494         3,496,469
   Middletown City School District GO
     (School Improvement Project)
     Series 2004 MB (FGIC Insurance)
     (Aaa, AAA)
     2.00%                                12/01/04            1,665         1,669,731
   North Royalton GO Series 2004 BAN
     1.35%                                01/20/05            1,000         1,001,150
   Oakwood GO Series 2004 BAN
     1.25%                                03/17/05            2,000         2,002,092
   Ohio Higher Education Facility RB
     (Cedarville University Project)
     Series 2004 DN (KeyBank N.A. LOC)
     1.15%(b)                             08/07/04            1,250         1,250,000
   Ohio Water Development and Solid
     Waste Facilities RB (Pel
     Technologies LLC Project) Series
     2002 AMT DN (KeyBank N.A. LOC)
     (VMIG-1)
     1.15%(b)                             08/07/04            2,540         2,540,000
   Ohio Water Development Authority
     and Solid Waste Disposal RB
     (American Steel & Wire Corp.
     Project) Series 1995 AMT DN (Bank
     America LOC) (A-1)
     1.14%(b)                             08/07/04              500           500,000
   Pataskala GO Series 2004 BAN
     1.68%                                02/24/05            1,595         1,599,279
   Penta Career Center Certificates of
     Participation (Wood Lucas County
     Project) Series 2004 MB
     1.40%                                04/01/05            1,135         1,137,248
   Richland County GO Series 2003 BAN
     (MIG-1)
     1.47%                                11/09/04            1,536         1,537,532

                                       47

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Ohio (continued)
   Richland County GO Series 2004
     TRAN (F-1+)
     1.50%                               03/31/05          $ 1,192        $ 1,195,122
   Stark County GO (Sewer District
     Improvements Project) Series 2004
     BAN
     1.75%                               11/15/04            1,185          1,186,347
   Summit County IDRB (J&P Capital
     Project) Series 2001 AMT DN (Sky
     Bank LOC)
     1.52%(b)                            08/07/04            1,810          1,810,000
   Tallmadge GO (Recreational
     Improvement Notes) Series 2004
     MB
     2.00%                               03/15/05            2,100          2,111,044
   Toledo GO Certificates Trust Series
     2004-18 DN (FGIC Insurance State
     Aid Withholding, ABN Ambro)
     1.30%(b)                            08/07/04           11,995         11,995,000
   Toledo School District GO (Wachovia
     Merlots Trust Receipts) Series
     2004A-15 DN (Wachovia Bank N.A.
     SBPA) (Aaa, VMIG-1)
     1.15%(b)                            08/07/04               15             15,000
   Troy GO Series 2004 BAN
     1.64%                               09/30/04            1,900          1,901,816
   University Heights GO Series 2004
     BAN
     1.60%                               05/12/05            1,565          1,567,996
   University of Akron General Receipts
     RB Series 2004 DN (FGIC
     Insurance, Dexia Credit SBPA)
     (VMIG-1)
     1.08%(b)                            08/07/04            2,400          2,400,000
   Vermilion GO Series 2004 BAN
     1.40%                               08/26/04              864            864,236
   Westerville City School District GO
     Series 2004 MB (AAA, Aaa)
     2.00%                               12/01/04            1,130          1,133,575
   Whitman Hanson Regional School
     District GO Series 2004 BAN
     2.00%                               07/01/05           17,000         17,045,735
   Wood County Economic Development
     RB (Sun Seed Holding Co., Inc.
     Project) Series 2001A AMT DN (Sky
     Bank LOC)
     2.06%(b)                            08/07/04              700            700,000
   Wood County IDRB (Hammill
     Manufacturing Project) Series 2001
     AMT DN (Sky Bank LOC)
     2.06%(b)                            08/07/04              660            660,000
   Wood County RB (Toledo YMCA
     Facilities Improvement Project)
     Series 1998 DN (Sky Bank LOC)
     2.06%(b)                            08/07/04            3,520          3,520,000

                                                                          -----------
                                                                          146,011,247
                                                                          -----------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Oklahoma--0.9%
   Canadian County Home Financing
     Authority RB (Merrill Lynch P-Float
     Trust Receipts, Multi-Family
     Housing Project) Series 2003
     PT-1885 AMT DN (Merrill Lynch
     Captial Services SBPA) (F-1+, AA-)
     1.22%(b)                            08/07/04          $ 4,650        $ 4,650,000
   Muskogee Transport Authority IDRB
     (Metals USA, Inc. Project ) Series
     1998 AMT DN (Bank One N.A. LOC)
     1.30%(b)                            08/07/04            2,850          2,850,000
   Oklahoma City IDRB Series 1998 AMT
     DN (Bank One N.A. LOC)
     1.30%(b)                            08/07/04            2,065          2,065,000
   Oklahoma Development Finance
     Authority RB (ConocoPhillips Co.
     Project) Series 2002B DN
     (ConocoPhillips Guaranty)
     (A-2, P-2)
     1.28%(b)                            08/07/04            2,500          2,500,000
   Oklahoma Development Finance
     Authority RB (ConocoPhillips Co.
     Project) Series 2003 MB
     (A-2, MIG-2)
     1.35%                               12/01/04            8,000          8,000,000
   Oklahoma University Board of
     Regents RB (Packaging Systems
     Project) Series 2004 MB (AMBAC)
     2.00%                               03/01/05              250            251,304

                                                                          -----------
                                                                           20,316,304
                                                                          -----------
Oregon--0.6%
   Oregon GO Series 2003 TAN
     (SP-1+, MIG-1)
     2.25%                               11/15/04           14,000         14,047,336
                                                                          -----------
Pennsylvania--2.0%
   Cumberland County Municipal
     Authority RB (Messiah Village
     Project) Series 2002 DN (Citizens
     Bank of Pennsylvania LOC)
     1.10%(b)                            08/07/04            4,100          4,100,000
   Greater Latrobe School Authority
     Building RB (School Building
     Project) Series 2000 MB (FGIC
     Insurance State Aid Withholding)
     5.30%                               08/07/04            1,375          1,434,372
   Harrisburg Authority RB (Haverford
     School District Project) Series
     2001A DN (FSA Insurance, Dexia
     Bank LOC)
     1.13%(b)                            08/07/04            2,195          2,195,000
   Harrisburg Authority School RB
     (Harrisburg Project) Series 2003 DN
     (AMBAC Insurance, Westdeutsche
     Landesbank Girozentrale Liquidity
     Facility) (A-1+)
     1.04%(b)                            08/07/04            3,375          3,375,000

                                       48

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Kutztown Area School District GO
     Series 2003 MB (AAA, Aaa)
     2.00%                                 08/15/04          $   100        $  100,031
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988C DN AMT (Sallie Mae
     LOC) (A-1+, VMIG-1)
     1.10%(b)                              08/07/04              100           100,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 2002A AMT DN (FSA
     Insurance) (A-1+, VMIG-1)
     1.15%(b)                              08/07/04           16,300        16,300,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Holy Family
     University Project) Series 2004 DN
     (Commerce Bank N.A. LOC)
     (VMIG-1)
     1.11%(b)                              08/07/04            4,200         4,200,000
   Pennsylvania Higher Educational
     Facilities Authority RB Series 2002A
     DN (Commerce Bank N.A. LOC)
     (VMIG-1)
     1.11%(b)                              08/07/04              525           525,000
   Pennsylvania Higher Educational
     Facilities Authority RB Series 2002B
     DN (Commerce Bank N.A. LOC)
     (VMIG-1)
     1.11%(b)                              08/07/04            3,300         3,300,000
   Pennsylvania Housing Finance Agency
     RB (Single Family Mortgage
     Project) Series 1996-50A MB
     (Commerce Bank N.A. LOC)
     5.30%                                 10/01/04            1,970         1,983,947
   Pennsylvania Public School Building
     Authority RB (Kennett Consolidated
     School District Project) Series
     1998D MB (FGIC Insurance)
     5.20%                                 02/15/05              500           511,129
   Pennsylvania Public School Building
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2004A-1 MB
     (FSA Insurance, Wachovia Bank
     N.A. LOC) (MIG-1)
     1.20%                                 02/04/05            3,640         3,640,000
   Pennsylvania State GO Second Series
     2003 DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.15%(b)                              08/07/04              100           100,000
   Philadelphia Authority Health Care
     Facility IDRB (Greater Philadelphia
     Health System Project) Series 2003
     DN (Commerce Bank N.A. Liquidity
     Facility) (VMIG-1)
     1.11%(b)                              08/07/04              700           700,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
   Philadelphia Authority IDRB (Gift Of
     Life Donor Program Project) Series
     2003 DN (Commerce Bank N.A.
     LOC) (A-1, VMIG-1, P-1)
     1.11%(b)                              08/07/04          $ 1,200        $1,200,000
   Philadelphia Authority Municipal
     Securities Trust Certificates IDRB
     Series 2001A-9022 DN (FSA
     Insurance, Bear Stearns SBPA)
     (A-1)
     1.16%(b)                              08/07/04              600           600,000
   State Public School Building Authority
     RB (Philadelphia School District
     Project) Series 2003-24 DN (FGIC
     Insurance State Aid Withholding)
     (VMIG-1)
     1.14%(b)                              08/07/04            3,000         3,000,000

                                                                            ----------
                                                                            47,364,479
                                                                            ----------
Rhode Island--0.6%
   Rhode Island Housing Finance
     Authority RB (Municipal Securities
     Trust Certificates) Series
     2002A-9036 AMT DN (FSA
     Insurance, Wachovia Bank N.A.
     LOC) (A-1)
     1.19%(b)(c)                           08/07/04            9,100         9,100,000
   Rhode Island Housing Finance
     Authority RB (Wachovia Merlots
     Trust Receipts) Series 2002A-6 AMT
     DN (Wachovia Bank N.A. LOC) (A-1)
     1.20%(b)                              08/07/04            5,045         5,045,000

                                                                            ----------
                                                                            14,145,000
                                                                            ----------
South Carolina--1.3%
   Aiken County Cons School District GO
     Series 2004 BAN
     3.00%                                 04/01/05            2,250         2,271,611
   Berkeley County IDRB (Nucor Corp.
     Project) Series 1997 AMT DN
     (A-1+, P-1)
     1.16%(b)                              08/07/04            4,700         4,699,999
   South Carolina Association
     Government Organizations
     Certificate Participation Series 2004
     MB
     2.75%                                 04/15/05            4,800         4,840,692
   South Carolina Housing Finance &
     Development Authority RB (Bayside
     Multi-Family Project) Series 2004
     DN (Wachovia Bank N.A. LOC)
     1.17%(b)                              08/07/04            7,250         7,250,000
   South Carolina Jobs Economic
     Development Authority RB (Ellcon
     National, Inc. Project) Series 1998B
     AMT DN (Wachovia Bank N.A. LOC)
     1.22%(b)                              08/07/04            1,940         1,940,000

                                       49

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
South Carolina (continued)
   South Carolina Jobs Economic
     Development Authority RB (Holcim
     U.S., Inc. Project) Series 2003 AMT
     DN (Comercia Bank N.A. LOC) (A-1)
     1.23%(b)                            08/07/04          $ 6,250        $6,250,000
   South Carolina Jobs Economic
     Development Authority RB
     (Persona, Inc. Project) Series 1998
     AMT DN (Lasalle National Bank
     LOC) (A-1)
     1.17%(b)                            08/07/04            1,770         1,770,000
   South Carolina Jobs Economic
     Development Authority RB
     (Synthetics International, Inc.
     Project) Series 1995 AMT DN
     (Southtrust Bank LOC)
     1.33%(b)                            08/07/04              900           900,000

                                                                          ----------
                                                                          29,922,302
                                                                          ----------
South Dakota--0.5%
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2003 PT-837 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SPBA)
     1.18%(b)                            08/07/04               80            80,000
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2003 PT-889 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.18%(b)                            08/07/04              345           345,000
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2004 PT-907 DN (FGIC
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.18%(b)                            08/07/04            5,910         5,910,000
   South Dakota Housing Development
     Authority Single Family RB (Merrill
     Lynch P-Float Trust Receipts)
     Series 2004 PT-957 DN (Merrill
     Lynch & Co. Guaranty)
     1.18%(b)                            08/07/04            5,950         5,950,000

                                                                          ----------
                                                                          12,285,000
                                                                          ----------
Tennessee--0.9%
   Coffee County IDRB (Comtec
     Polymers Inc., Project) Series 1997
     AMT DN (Bank of America LOC)
     1.24%(b)                            08/07/04            1,000         1,000,001
   Grundy County IDRB (Toyota Seat
     Project) Series 2001 AMT DN
     (Comerica Bank N.A. LOC)
     1.28%(b)                            08/07/04            3,790         3,790,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Tennessee (continued)
   Kingsport GO (Water & Sewer Project)
     Series 2004B MB (AMBAC
     Insurance) (AAA, Aaa)
     2.00%                               03/01/05          $   350        $  351,828
   Memphis-Shelby County Airport
     Authority RB Series 1997A MB
     (MBIA Insurance) (AAA, Aaa)
     6.00%                               02/15/05            1,000         1,025,997
   Metropolitan Government Nashville &
     Davidson County IDRB (Family LLC
     Project) Series 2002 AMT DN
     (SunTrust Bank LOC) (F-1+)
     1.21%(b)                            08/07/04            3,100         3,100,000
   Metropolitan Government, Nashville
     and Davison County Health and
     Education Facilities Board RB
     (Ascension Health Credit Project)
     Series 2001B-1 MB (A-1+, VMIG-1)
     1.65%                               08/03/05            4,000         4,000,000
   Metropolitan Nashville Airport
     Authority RB Series 2003 DN
     (SunTrust Bank LOC) (VMIG-1)
     1.16%(b)                            08/07/04            4,500         4,500,000
   Morristown IDRB (Petoskey Plastic
     Project) Series 1999 AMT DN
     (Comerica Bank N.A. LOC)
     1.28%(b)                            08/07/04            4,005         4,005,000

                                                                          ----------
                                                                          21,772,826
                                                                          ----------
Texas--8.1%
   Austin Airport Systems RB Series
     2000J AMT DN (MBIA Insurance,
     Wachovia Bank N.A. LOC) (VMIG-1)
     1.20%(b)                            08/07/04            3,000         3,000,000
   Brazos Industrial Development
     Corporation Environmental
     Facilities RB (ConocoPhillips Co.
     Project) Series 2003 AMT MB
     (A-2, MIG-2)
     1.38%                               08/01/04            5,500         5,500,000
   Brazos River Authority PCRB (Credit
     Suisse LOC) AMT DN (A-1+, Aa+)
     1.17%(b)                            08/07/04            9,900         9,900,000
   Cypress-Fairbanks Independent
     School District GO Series 2004C-16
     DN
     1.11%(b)                            08/07/04            2,100         2,100,000
   Dallas Fort Worth Internatioanl
     Airport Facility Improvement Corp.
     RB (United Parcel Service, Inc.
     Project) Series 2002 AMT DN
     (VMIG-1)
     1.07%(b)                            08/01/04           17,000        17,000,000

                                       50

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                            Par
                                         Maturity          (000)                  Value
                                        ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Dallas Fort Worth International
     Airport RB (Merrill Lynch P-Float
     Trust Receipts) Series 2004
     PT-2156 DN (Merrill Lynch Captial
     Services SBPA) (F-1+)
     1.18%(b)                           08/07/04          $ 2,630        $ 2,630,000
   Dallas Fort Worth International
     Airport RB Series 2003A-34 AMT
     DN (FSA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.20%(b)                           08/07/04            5,000          5,000,000
   Grapevine GO Series 1995 MB (MBIA
     Insurance) (AAA, Aaa)
     5.25%                              02/15/05              500            511,267
   Gulf Coast Industrial Development
     Authority RB (Cinergy Solutions
     Project) Series 2004 AMT DN
     (A-2, VMIG-2)
     1.32%(b)                           08/07/04            8,500          8,500,000
   Gulf Coast Waste Disposal Authority
     Environmental Facilities RB
     (ExxonMobil Project) Series 2000
     AMT DN (A-1+, VMIG-1)
     1.07%(b)                           08/01/04           12,000         12,000,000
   Gulf Coast Waste Disposal Authority
     RB (Air Products Project) Series
     1999 AMT DN (A-1, VMIG-1)
     1.16%(b)                           08/07/04           10,000         10,000,000
   Gulf Coast Waste Disposal Authority
     RB (Waste Management Project)
     Series 2004A AMT DN (J.P. Morgan
     Chase Bank LOC) (A-1+)
     1.13%(b)                           08/07/04            2,500          2,500,000
   Harris County GO (Toll Road Project)
     Series 1994 MB (AAA, Aa1)
     6.12%                              08/15/04            1,500          1,532,880
   Harris County Housing Financing
     Corporation Multi-Family Housing
     RB (Torrey Chase Apartments
     Project) Series 1998 AMT DN
     (General Electric Co. Guaranty)
     (P-1)
     1.39%(b)                           08/07/04           10,920         10,920,000
   Houston Housing Finance Corporation
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2004 PT-2101 AMT
     DN (Merrill Lynch & Co. Guaranty)
     1.22%(b)                           08/07/04            4,985          4,985,000
   Houston Utility System RB Series
     2004C-13 DN (MBIA Insurance,
     Wachovia Bank N.A. SBPA) (VMIG-1)
     1.08%(b)                           08/07/04            5,700          5,700,000
   Houston Utility System RB Series
     2004C-17 DN (MBIA Insurance,
     Wachovia Bank N.A. SBPA)
     1.11%(b)                           08/07/04            3,000          3,000,000

                                                            Par
                                         Maturity          (000)                  Value
                                        ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Lower Neches Valley Authority Texas
     IDA Exempt Facilities RB
     (Exxonmobil Corp. Project) Series
     2001B DN (A-1+, VMIG-1)
     1.07%(b)                           08/01/04          $23,395        $23,395,000
   Montgomery County IDRB (Sawyer
     Research Products, Inc. Project)
     Series 1995 AMT DN (KeyBank N.A.
     LOC)
     1.26%(b)                           08/07/04              868            867,500
   Panhandle Regional Housing Finance
     RB Series 2004 PT-2086 AMT DN
     (Merrill Lynch & Co. Guaranty)
     (AA-, F-1+)
     1.22%(b)                           08/07/04            3,365          3,365,000
   Port Arthur Navigation District
     Industrial Development Corporation
     Exempt Facilities RB (Air Products
     & Chemical Project) Series 2000
     AMT DN (A-1, VMIG-1)
     1.16%(b)                           08/07/04           10,000         10,000,000
   Tarrant County Housing Finance Corp.
     RB Series 2004 PT-2044 DN (Merrill
     Lynch LOC)
     1.22%(b)                           08/07/04            2,425          2,425,000
   Texas GO Series 2003 TRAN
     (SP-1+, MIG-1)
     2.00%                              08/31/04           10,455         10,464,020
   Texas Public Finance Authority GO
     Series 2003 MB (AA, Aa1)
     3.00%                              10/01/04            1,000          1,003,067
   Texas State Department of Housing &
     Community Affairs Multi-Family RB
     (Merrill Lynch P-Float Trust
     Receipts) Series 2001 PT-1278 AMT
     DN (Merrill Lynch & Co. Guaranty)
     (A-1C+)
     1.22%(b)                           08/07/04            9,065          9,065,000
   Texas State Department of Housing &
     Community Affairs Multi-Family RB
     Series 2001 PT-1347 AMT DN
     (Merrill Lynch & Co. Guaranty)
     (A-1C+)
     1.22%(b)                           08/07/04           10,655         10,655,000
   Texas State Department of Housing &
     Community Affairs Multi-Family RB
     Series 2003 PT-1868 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.22%(b)                           08/07/04            3,970          3,970,000
   Texas Turnpike Authority Central
     Texas Turnpike System RB Series
     2004 PZ-39 DN (AMBAC Financial
     Group, Merrill Lynch & Co.
     Guaranty)
     1.20%(b)                           08/07/04            4,660          4,660,000

                                       51

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Texas (continued)
   Victory Street Public Facilities
     Corporation Texas Multi-Family RB
     Series 2003 PT-2059 AMT DN
     (Merrill Lynch & Co. Guaranty)
     1.22%(b)                            08/07/04          $ 7,300        $ 7,300,000

                                                                          -----------
                                                                          191,948,734
                                                                          -----------
Utah--0.0%
   Utah GO Series 2002A BAN
     5.00%                               07/01/05              525            541,057
                                                                          -----------
Vermont--0.1%
   Vermont Educational & Health
     Buildings Financing Agency RB
     (Rutland Medical Center Project)
     Series 2001A DN (National
     Westminster Bank LOC) (A-1)
     1.11%(b)                            08/07/04            1,000          1,000,000
   Vermont IDRB (Alpine Pipeline Co.
     Project) Series 1999 AMT DN
     (KeyBank N.A. LOC)
     1.22%(b)                            08/07/04            1,255          1,255,000

                                                                          -----------
                                                                            2,255,000
                                                                          -----------
Virginia--2.7%
   Botetourt County IDRB (Altec
     Industries Project) Series 2001 AMT
     DN (Amsouth Bank of Alabama
     LOC) (A-1)
     1.23%(b)                            08/07/04            2,600          2,600,000
   Cabell Lifecare Facilities RB (Foster
     Foundation Project) Series 2003 DN
     (Huntington National Bank LOC)
     1.15%(b)                            08/07/04            4,500          4,500,000
   Capital Region Airport Commission
     RB (Richmond International Airport
     Project) Series 1995C AMT DN
     (Credit Locale de France LOC)
     (A-1+, VMIG-1)
     1.13%(b)                            08/07/04            2,305          2,305,000
   Chesterfield County IDRB (Lumberg,
     Inc. Project) Series 1998 AMT DN
     (NationsBank LOC) (A-1+)
     1.13%(b)                            08/07/04              800            800,000
   Chesterfield County IDRB (P-Float
     Trust Receipts) Series 2003 PT-886
     DN (Merrill Lynch & Co. Guaranty)
     (F-1+)
     1.18%(b)                            08/07/04            3,095          3,095,000
   Chesterfield County IDRB Series 2004
     PT-2133 DN (Merrill Lynch & Co.
     Guaranty & Merrill Lynch Capital
     Services SBPA) (F1+, AA-)
     1.18%(b)                            08/07/04            9,750          9,750,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Virginia (continued)
   King George County IDA Solid Waste
     Disposal Facility RB (Garnet of
     Virginia, Inc. Project) Series 1996
     AMT DN (Morgan Guaranty Trust
     LOC) (A-1+)
     1.13%(b)                            08/07/04          $   300        $   300,000
   Loudoun County Authority IDRB
     (Howard Hughes Medical Project)
     Series 2003B DN (Howard Hughes
     Medical Institution Obligation)
     (A-1+, VMIG-1)
     1.04%(b)                            08/07/04           25,000         25,000,000
   Mount Jackson IDRB (Bowman Apple
     Products Project) Series 2002 AMT
     DN (Bank of America N.A. LOC)
     (VMIG-1)
     1.16%(b)                            08/07/04            4,500          4,500,000
   Nelson County IDRB (Taylor Ramsey
     Corp. Project) Series 1999 AMT DN
     (Bank of America N.A. LOC)
     1.13%(b)                            08/07/04              800            800,000
   Norfolk Redevelopment & Housing
     Authority Multi-Family Housing RB
     (Residential Rental Project) Series
     2003 AMT DN (SunTrust Bank LOC)
     1.26%(b)                            08/07/04            2,064          2,064,000
   Richmond IDRB (PM Beef Co. Project)
     Series 1997 AMT DN (Bank of
     America N.A. LOC)
     1.22%(b)                            08/07/04            1,400          1,400,000
   Smyth County IDRB (Summit
     Properties Project) Series 1995
     AMT DN (Fifth Third Bank N.A. LOC)
     (VMIG-1)
     1.13%(b)                            08/07/04              100            100,000
   Virginia Beach Development Authority
     Multi-Family Housing RB
     (Residential Rental Housing
     Project) Series 2002 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.26%(b)                            08/07/04            1,750          1,750,000
   Virginia Public School Authority RB
     (School Financing Project) Series
     2003D MB (AA+, Aa1)
     2.50%                               08/01/04            2,820          2,839,784
   Virginia Public School Authority RB
     Series 1994A MB (Aa1, AA)
     6.12%                               08/01/04              600            612,000
   Virginia Small Business Financing
     Authority RB (Coastal Development
     Group Project) Series 1989 AMT DN
     (Branch Banking & Trust Co. LOC)
     1.50%(b)                            08/07/04              135            135,000

                                                                          -----------
                                                                           62,550,784
                                                                          -----------

                                       52

                              MuniCash Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Washington--3.3%
   Chelan County Public Utility District
     RB Series 2001B DN (MBIA
     Insurance, Wachovia Bank N.A.
     SBPA) (A-1)
     1.20%(b)                             08/07/04          $ 4,995        $4,995,000
   Pilchuck Public Development
     Corporation RB (Holden-McDaniels
     Partners Project) Series 1996 AMT
     DN (KeyBank N.A. LOC)
     1.22%(b)                             08/07/04            1,650         1,650,000
   Port of Seattle RB Series 2003
     PT-1718 DN (FGIC Insurance,
     Banque Nationale de Paribas SBPA)
     (A-1+)
     1.17%(b)                             08/07/04            1,800         1,800,000
   Port of Seattle GO (Stars Certificates
     Project) Series 2004-47 AMT DN
     (Financial Assurance, BNP Paribas
     LOC) (AAA, VMIG-1)
     1.17%(b)                             08/07/04            5,345         5,345,000
   Port of Seattle RB (Wachovia Merlot
     Trust Receipts) Series 2002B-04
     AMT DN (Wachovia Bank N.A. LOC)
     (VMIG-1)
     1.20%(b)                             08/07/04           13,545        13,545,000
   Port of Seattle RB Series 2003
     PT-1719 DN (FGIC Insurance,
     Banque Nationale de Paribas SBPA)
     1.19%(b)                             08/07/04            1,545         1,545,000
   Port of Seattle RB Series 2003 PT-720
     AMT DN (FGIC Insurance, Banque
     Nationale de Paribas SBPA) (A-1+)
     1.19%(b)                             08/07/04            2,500         2,500,000
   Seattle Housing Authority RB (High
     Point Project Phase I) Series 2003
     DN (Bank of America N.A. LOC)
     1.15%(b)                             08/07/04            4,300         4,300,000
   Seattle Housing Authority RB
     (Newholly Phase 111 Project)
     Series 2002 AMT DN (KeyBank N.A.
     LOC) (VMIG-1)
     1.15%(b)                             08/07/04            2,355         2,355,000
   Seattle Housing Authority RB (Rainier
     Vista Project Phase I) Series 2003
     AMT DN (KeyBank N.A. LOC) (A-1)
     1.14%(b)                             08/07/04           11,250        11,250,000
   Washington GO Series 1994R-95A MB
     (AA+, Aa1, AA)
     5.80%                                10/01/04            2,000         2,015,816
   Washington Housing Financing
     Committee Non-Profit Housing RB
     (Emerald Heights Project) Series
     2003 DN (Bank of America N.A.
     LOC) (F-1+)
     1.10%(b)                             08/07/04            8,710         8,710,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
Washington (continued)
   Washington Housing Financing
     Committee Non-Profit Housing RB
     Series 2003 PT-838 AMT DN (AIG
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.18%(b)                             08/07/04          $ 3,810        $3,810,000
   Washington Housing Financing
     Committee Non-Profit Housing RB
     Series 2003 PT-892 DN (AIG
     Insurance, Merrill Lynch & Co.
     SBPA)
     1.18%(b)                             08/07/04           13,040        13,040,000
   Yakima County Public Corporation RB
     (Michelsen Packaging Co. Project)
     Series 2000 AMT DN (Bank of
     America N.A. LOC) (A-1+)
     1.18%(b)                             08/07/04              795           795,000

                                                                           ----------
                                                                           77,655,816
                                                                           ----------
West Virginia--0.1%
   West Virginia State Hospital RB (West
     Virginia Hospital Pooled Financing
     Program) Series 2001B-2 DN
     (Branch Banking & Trust Co. LOC)
     1.24%(b)                             08/07/04            1,495         1,495,000
                                                                           ----------
Wisconsin--2.3%
   Allouez GO Series 2004 BAN
     2.00%                                05/01/05            7,215         7,222,592
   Germantown IDRB (Cambridge Major
     Labs Project) Series 2003 AMT DN
     (Bank One N.A. LOC)
     1.29%(b)                             08/07/04            6,000         6,000,000
   Kohler Village Solid Waste Disposal
     RB (Kohler Project) Series 1997
     AMT DN (Wachovia Bank N.A. LOC)
     1.18%(b)                             08/07/04            4,000         4,000,000
   Mequon IDRB (Johnson Level GRW
     Investment Project) Series 1995
     AMT DN (Bank One N.A. LOC)
     1.30%(b)                             08/01/04              780           780,000
   Oshkosh IDRB (Oskosh Coil Spring
     Project) Series 2000A AMT DN
     (Bank One Wisconsin LOC)
     1.30%(b)                             08/07/04            2,100         2,100,000
   Sauk County GO Series 2001A MB
     (FGIC Insurance)
     3.25%                                10/01/04              500           501,740
   Wisconsin Health & Educational
     Facilities RB (Pooled Loan
     Financing Program) Series 2002E
     DN (Associated Bank N.A. LOC)
     (VMIG-1)
     1.24%(b)                             08/07/04            2,200         2,200,000

                                       53

                              MuniCash Portfolio
                      Schedule of Investments (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                        Par
                                         Maturity      (000)         Value
                                        ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Wisconsin (continued)
   Wisconsin Housing & Economic
     Development Authority Single
     Family RB (Merrill Lynch P-Float
     Trust Receipts) Series 2003 PT-758
     AMT DN (Security Life of Denver
     Insurance, Merrill Lynch SBPA)
     1.18%(b)                           08/07/04     $9,190      $9,190,000
   Wisconsin Housing & Economic
     Development Authority Single
     Family RB (Merrill Lynch P-Float
     Trust Receipts) Series 2003 PT-860
     DN (Bayeriche Landesbank
     Girozentrale SBPA, Merrill Lynch &
     Co. Guaranty)
     1.18%(b)                           08/07/04     21,535      21,535,000

                                                                 ----------
                                                                 53,529,332
                                                                 ----------
Wyoming--0.7%
   Cheyenne IDRB (Grobet File Co., Inc.
     Project) Series 2001 AMT DN
     (National City Bank N.A. LOC)
     1.21%(b)                           08/07/04      2,650       2,650,000
   Green River RB (Rhone-Poulenc LP
     Project) Series 1994 AMT DN (Fleet
     National Bank LOC) (VMIG-1)
     1.33%(b)                           08/07/04     11,400      11,400,000
   Lincoln PCRB (Exxon Project) Series
     1984B DN (A-1+)
     1.04%(b)                           08/01/04      3,400       3,400,000

                                                                 ----------
                                                                 17,450,000
                                                                 ----------

TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $2,356,315,770(a))        $2,356,315,770
                                   ==============

  (a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of July 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July
       31, 2004, the Fund held 5.2% of its net assets, with a current market value of $121,070,000, in securities restricted as to resale.

                                       54

                           BlackRock Liquidity Funds
                         New York Money Fund Portfolio
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS--100.0%
New York--93.8%
   Chester GO Series 2004 BAN
     3.00%                               08/03/05          $1,500               $1,521,346
   City of New York GO (Citigroup Trust
     Receipts) Series 2003A-6 DN
     (Landesbank, Baden,
     Waerttemburg LOC) (A-1, VMIG-1)
     1.05%(b)                            08/07/04           4,000                4,000,001
   City of New York GO (Morgan Stanley
     Trust Receipts) Series 2002-725X
     DN (FSA Insurance, Morgan Stanley
     Group Liquidity Facility) (VMIG-1)
     1.11%(b)                            08/07/04             644                  643,750
   City of New York GO (Wachovia
     Merlots Trust Receipts) Series
     2004C-09 DN (MBIA Insurance,
     Wachovia Bank N.A. SBPA)
     1.08%(b)                            08/07/04           3,000                3,000,000
   City of New York GO Series 1994H-6
     DN (MBIA Insurance LOC, Dexia
     Credit Locale de France SBPA)
     (A-1+, VMIG-1)
     1.04%(b)                            08/07/04           4,000                4,000,000
   City of New York GO Series 1997 DN
     (AMBAC Insurance, Societe
     Generale Liquidity Facility) (A-1+)
     1.11%(b)                            08/07/04           1,760                1,760,000
   City of New York GO Series 2001A-8
     DN (Retail Food Stores LOC)
     (A-1+, VMIG-1)
     1.08%(b)                            08/07/04           1,000                1,000,000
   City of New York GO Series 2003A-2
     DN (Bank of America LOC)
     (A-1, VMIG-1)
     1.08%(b)                            08/07/04           7,670                7,670,000
   City of New York GO Series 2003A-5
     DN (HSBC Bank LOC) (A-1)
     1.07%(b)                            08/07/04           1,000                1,000,000
   City of New York GO Series 2003R
     ROC-II-251A DN (Citibank Liquidity
     Facility) (VMIG-1)
     1.15%(b)                            08/07/04           5,000                5,000,000
   City of New York GO Series 2004H-4
     DN (Bank of New York LOC)
     (A-1+, VMIG-1)
     1.08%(b)                            08/07/04           1,500                1,500,000
   City of New York Housing
     Development Corporation
     Multi-Family Rental Housing RB
     (Columbus Apartments Project)
     Series 1995A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.08%(b)                            08/07/04           1,200                1,200,000

                                                             Par
                                          Maturity          (000)                  Value
                                         ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York Housing
     Development Corporation
     Multi-Family Rental Housing RB
     (Parkgate Development Project)
     Series 1998A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.03%(b)                            08/07/04          $1,000               $1,000,000
   City of New York Housing
     Development Corporation
     Multi-Family Rental Housing RB
     (Related Monterey Project) Series
     1997A DN (Federal National
     Mortgage Association Guaranty)
     (A-1+)
     1.08%(b)                            08/07/04           9,700                9,700,000
   City of New York IDA Civic Facilities
     RB (Abraham Joshua Heschel
     Project) Series 2002 DN (M&T Bank
     Corp. LOC) (VMIG-1)
     1.13%(b)                            08/07/04           2,000                2,000,000
   City of New York IDA Civic Facilities
     RB (Hewitt School Project) Series
     2002 DN (Allied Irish Bank LOC)
     1.10%(b)                            08/07/04           1,600                1,600,000
   City of New York Municipal Water
     Finance Authority RB (Water &
     Sewer System Project) Series
     1994C DN (FGIC Insurance)
     (VMIG-1)
     1.07%(b)                            08/01/04           1,600                1,600,000
   City of New York Municipal Water
     Finance Authority RB Series
     2003C-1 DN (State Street Bank &
     Trust Co. LOC) (A-1+, VMIG-1)
     1.10%(b)                            08/01/04           5,300                5,300,000
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2001F-1 DN
     (Credit Locale de France LOC)
     (A-1+, VMIG-1)
     1.10%(b)                            08/01/04           7,500                7,500,000
   City of New York Municipal Water
     Finance Authority Water & Sewer
     Systems RB Series 2004R-4061
     ROC-II DN (Citigroup Global Market
     Holdings, Inc. SBPA) (VMIG-1)
     1.10%(b)                            08/05/04           3,000                3,000,000
   City of New York Transitional Finance
     Authority Financing RB (Citibank
     Eagle Tax-Exempt Trust Reciepts)
     DN (AMBAC Insurance, Citibank
     Liquidity Facility) (VMIG-1)
     1.10%(b)                            08/07/04           8,000                8,000,000

                                       55

                         New York Money Fund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   City of New York Transitional Finance
     Authority Financing RB (Citibank
     Eagle Tax-Exempt Trust Receipts)
     Series 2000 DN (Citibank Liquidity
     Facility) (A-1+)
     1.10%(b)                              08/07/04          $9,900               $9,900,000
   City of New York Transitional Finance
     Authority Financing RB (Citibank
     Eagle Tax-Exempt Trust Receipts)
     Series 2001 DN (Citibank Liquidity
     Facility) (A-1+)
     1.10%(b)                              08/07/04           3,300                3,300,000
   City of New York Transitional Finance
     Authority Financing RB (Future Tax
     Secured Bonds) Series 1998A-2 DN
     (Morgan Guaranty Trust LOC)
     (A-1+, VMIG-1)
     1.09%(b)                              08/07/04             300                  300,000
   City of New York Transitional Finance
     Authority Financing RB (Future Tax
     Secured Bonds) Series 1998C DN
     (Bayerische Landesbank
     Girozentrale LOC) (A-1+, VMIG-1)
     1.09%(b)                              08/01/04             600                  600,000
   City of New York Trust for Cultural
     Resources RB (Manhattan School of
     Music Project) Series 2000 DN
     (First Union National Bank SBPA)
     (A-1)
     1.08%(b)                              08/07/04           2,000                2,000,000
   City of New York Trust for Cultural
     Resources RB (The Museum of
     Broadcasting Project) Series 1989
     DN (KBC Bank LOC) (A-1+, VMIG-1)
     1.05%(b)                              08/07/04           2,400                2,400,000
   Dormitory Authority of the State of
     New York RB (Glen Eddy, Inc.
     Project) Series 2000 DN (Fleet
     National Bank LOC) (A-1)
     1.07%(b)                              08/07/04           1,495                1,495,000
   Dormitory Authority of the State of
     New York RB (Mental Health
     Services Project) Series 2003D-2B
     DN (Credit Locale de France LOC)
     (A-1+)
     1.08%(b)                              08/07/04             600                  600,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Receipts) Series 2001A-30 DN
     (AMBAC Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.12%(b)                              08/07/04           2,990                2,990,000
   Dormitory Authority of the State of
     New York RB (Wachovia Merlots
     Trust Reciepts) Series 2003 DN
     (FGIC Insurance, Wachovia Bank
     N.A. SBPA) (VMIG-1)
     1.12%(b)                              08/07/04           7,200                7,200,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Dormitory Authority of the State of
     New York RB Series 2001D DN
     (MBIA Insurance, Bank of America
     SBPA) (A-1+)
     1.12%(b)                              08/07/04          $1,900               $1,900,000
   Erie County Asset Securitization
     Corporation RB (Merrill Lynch
     P-Float Trust Receipts) Series 2003
     PA-1213 DN (Merrill Lynch & Co.
     Guaranty) (F-1+)
     1.19%(b)                              08/07/04           3,620                3,620,000
   Erie County Civic Facilities IDRB
     (Hauptman-Woodward Project)
     Series 2004 DN (KeyBank N.A. LOC)
     1.15%(b)                              08/07/04           2,300                2,300,000
   Franklin County IDA Civic Facility RB
     (Paul Smith's College Project)
     Series 1998 DN (KeyBank N.A. LOC)
     1.15%(b)                              08/07/04           3,340                3,340,000
   Jay Street Development Corporation
     RB (County Facilities Project) Series
     2003A-4 MB (Depfa Bank PLC LOC)
     (A-1+, VMIG-1)
     1.08%                                 08/01/04             600                  600,000
   Lawrence Union Free School District
     GO Series 2004 TAN
     3.00%                                 06/29/05           3,000                3,040,350
   Long Island Power Authority
     Electrical System RB Series 1998-7
     DN (MBIA Insurance LOC, Credit
     Suisse First Boston SBPA)
     (A-1+, VMIG-1)
     1.08%(b)                              08/07/04           1,650                1,650,000
   Long Island Power Authority
     Electrical System RB Series 2004
     TECP (A-1+)
     1.10%                                 08/12/04           2,000                2,000,000
   Long Island Power Authority
     Electrical System RB Series 2004
     TECP (J.P. Morgan Chase LOC)
     (A-1+)
     0.97%                                 08/06/04           5,000                5,000,000
   Long Island Power Authority GO
     Series 2004 TECP (HSH &
     Nordbank LOC) (A-1+)
     1.02%                                 08/10/04           2,000                2,000,000
   Long Island Power Authority GO
     Series 2004 TECP (J.P. Morgan
     Chase LOC) (A-1+)
     1.10%                                 08/16/04           5,000                5,000,000
   Metropolitan Transportation Authority
     GO Series 2004A-1 DN (XL Capital
     Assurance Insurance, Depfa Bank
     PLC SBPA)
     1.09%(b)                              08/01/04           2,000                2,000,000

                                       56

                         New York Money Fund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Metropolitan Transportation Authority
     GO Series 2004A-2 DN (CDC-IXIS
     Financial Guaranty Insurance,
     Depfa Bank PLC SBPA)
     1.08%(b)                              08/01/04          $ 3,000              $ 3,000,000
   Metropolitan Transportation Authority
     GO Series 2004A-3 DN (XL Capital
     Assurance Insurance, Depfa Bank
     PLC SBPA)
     1.09%(b)                              08/01/04            2,000                2,000,000
   Metropolitan Transportation Authority
     GO Series 2004A-4 DN (XLCA
     Insurance, Depfa Bank PLC SBPA)
     (A-1+, VMIG-1)
     1.05%(b)                              08/07/04            4,000                4,000,000
   Metropolitan Transportation Authority
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2003R PA-1121 MB
     (MBIA Insurance, Merrill Lynch &
     Co. SBPA) (A-1)
     1.03%                                 03/10/05            2,495                2,495,000
   Metropolitan Transportation Authority
     RB (Piper Jaffray Trust Certificates)
     Series 2002F DN (Bank of New York
     LOC) (VMIG-1)
     1.12%(b)                              08/07/04            5,677                5,677,000
   Metropolitan Transportation Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2002A-43 DN (FGIC
     Insurance, Wachovia Bank N.A.
     Liquidity Facility) (VMIG-1)
     1.12%(b)                              08/07/04            2,455                2,455,000
   Metropolitan Transportation Authority
     RB (Wachovia Merlots Trust
     Receipts) Series 2003B-25 DN
     (FGIC Insurance, Wachovia Bank
     N.A. Liquidity Facility) (VMIG-1)
     1.12%(b)                              08/04/04            4,985                4,985,000
   Metropolitan Transportation Authority
     RB Series 2002G-2 DN (Landesbank
     Hessen Thuringen Girozentrale
     LOC) (A-1+, VMIG-1)
     1.04%(b)                              08/07/04            2,400                2,400,000
   Metropolitan Transportation Authority
     RB Series 2004 TECP (A-1+, P-1)
     1.13%                                 11/09/04            7,000                7,000,000
   Middletown City School District GO
     Series 2003 BAN
     2.00%                                 12/17/04            5,575                5,592,853
   Monroe County IDA Civic Facility RB
     (Sigal Center Project) Series 2004
     DN (M&T Bank Corp. LOC) (VMIG-1)
     1.15%(b)                              08/01/04            1,700                1,700,000
   Monroe County IDA Civic Facility RB
     (YMCA of Greater Rochester
     Project) Series 2004 DN (M&T Bank
     Corp. LOC) (A-1)
     1.08%(b)                              08/07/04            2,750                2,750,000

                                                               Par
                                            Maturity          (000)                  Value
                                           ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Monroe County IDRB Series 2002A DN
     (M&T Bank Corp. LOC) (VMIG-1)
     1.18%(b)                              08/07/04          $ 2,500              $ 2,500,000
   Nassau County Intermediate Finance
     Authority RB Series 2002B DN (FSA
     Insurance, BNP Paribas SBPA)
     (A-1+, VMIG-1)
     1.08%(b)                              08/07/04            1,435                1,435,000
   New York GO Series 2000B MB (Dexia
     Credit, Credit Locale de France
     LOC) (A-1+, MIG-1)
     1.02%                                 08/05/04            2,000                2,000,000
   New York Local Government
     Assistance Corporation RB Series
     1994B DN (Credit Suisse LOC)
     (A-1+, VMIG-1)
     1.08%(b)                              08/07/04            4,120                4,120,000
   New York Local Government
     Assistance Corporation RB Series
     1995C DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1+, VMIG-1)
     1.08%(b)                              08/07/04            6,300                6,300,000
   New York Local Government
     Assistance Corporation RB Series
     2003A-5V DN (Bank of Nova Scotia
     LOC) (A-1)
     1.08%(b)                              08/07/04           11,700               11,700,000
   New York State Energy, Research &
     Development Authority PCRB
     (Orange and Rockland Utilities, Inc.
     Project) Series 1994A DN (FGIC
     Insurance, National Australia Bank
     Liquidity Facility) (A-1+, VMIG-1)
     1.04%(b)                              08/07/04            6,900                6,900,000
   New York State Environmental
     Facilities Corporation RB (Citibank
     Eagle Tax-Exempt Trust Receipts)
     (Clean Water & Drinking Project)
     Series 2003A DN (Citibank Liquidity
     Facility) (A-1+)
     1.10%(b)                              08/07/04            5,710                5,710,000
   New York State Environmental
     Facilities Corporation RB (Salomon
     Smith Barney Trust Receipts)
     (Facscorp Clean Water & Drinking
     Project) Series 2003R-2014 ROC II
     DN (Citibank Liquidity Facility)
     (VMIG-1)
     1.10%(b)                              08/07/04            2,690                2,690,000
   New York State Environmental
     Facilities Corporation RB (Salomon
     Smith Barney Trust Receipts)
     (Facscorp Clean Water & Drinking
     Project) Series 2003R-4001 ROC II
     DN (Citibank Liquidity Facility)
     (VMIG-1)
     1.10%(b)                              08/05/04            1,590                1,590,000

                                       57

                         New York Money Fund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   New York State Housing Finance
     Agency RB (10 Liberty Street
     Project) Series 2003 DN (Fleet
     National Bank LOC) (VMIG-1)
     1.08%(b)                             08/07/04          $ 3,200             $  3,200,000
   New York State Housing Finance
     Agency RB (Tribeca Green Housing
     Project) Series 2003A DN
     (Landesbank Hessen-Thuringen
     LOC) (VMIG-1)
     1.08%(b)                             08/07/04            5,100                5,100,000
   New York State Thruway Authority RB
     Series 2004 TECP (A-1+, P-1)
     1.05%                                08/11/04            3,000                3,000,000
   Onondaga County IDA Civic Facility RB
     (Crouse Health Hospital Project)
     Series 2003A DN (M&T Bank Corp.
     LOC) (VMIG-1)
     1.18%(b)                             08/07/04            3,000                3,000,000
   Onondaga County IDA Civic Facility RB
     (YMCA Greater Syracuse Project)
     Series 2003A DN (HSBC Bank LOC)
     1.15%(b)                             08/07/04            4,000                4,000,000
   Oyster Bay GO Series 2000A MB
     2.00%                                01/21/05            8,000                8,033,649
   Port Authority of New York & New
     Jersey RB (ABN-AMRO Munitops
     Trust Certificates) Series 2000-19
     DN (MBIA Insurance, ABN-AMRO
     Bank N.V. SBPA) (VMIG-1, F-1+)
     1.10%(b)                             08/07/04            6,670                6,670,000
   Rensselaer County IDA Civic Facilities
     RB (The Sage Colleges Project)
     Series 2002A DN (M&T Bank Corp.
     LOC) (VMIG-1)
     1.18%(b)                             08/07/04            2,900                2,900,000
   Rockland County IDRB (Northern
     Manor Multicare Project) Series
     2002 DN (M&T Bank Corp. LOC)
     (VMIG-1)
     1.18%(b)                             08/07/04            2,700                2,700,000
   Scarsdale Union Free School District
     GO Series 2004 TAN
     3.00%                                06/29/05            4,100                4,155,094
   Schenectady County IDA Civic Facility
     RB (Sunnyview Project) Series
     2003B DN (KeyBank N.A. LOC)
     (VMIG-1)
     1.10%(b)                             08/07/04            2,390                2,390,000
   Syosset Central School District GO
     Series 2004 TAN
     3.00%                                06/29/05            4,000                4,050,844
   Syracuse GO Series 2004B RAN
     2.10%                                10/29/04            3,700                3,707,790
   Syracuse GO Series 2004C RAN (Bank
     of New York LOC)
     2.75%                                06/30/05            3,000                3,032,339

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
New York (continued)
   Triborough Bridge & Tunnel Authority
     Municipal Securities Trust
     Certificates RB (Bear Stearns
     Municipal Trust Certificates) Series
     2002-210 DN (Bear Stearns
     Liquidity Facility) (A-1+)
     1.12%(b)(c)                          08/07/04          $10,500             $ 10,500,000
   Triborough Bridge & Tunnel Authority
     RB (ABN-AMRO Munitops Trust
     Certificates) Series 2002-14 DN
     (AMBAC Insurance, ABN-AMRO
     Bank N.V. SBPA) (VMIG-1)
     1.10%(b)                             08/07/04            4,240                4,240,000
   Triborough Bridge & Tunnel Authority
     RB (Citibank Eagle Tax-Exempt
     Trust Receipts) Series 2003A DN
     (FGIC Insurance, Citibank Liquidity
     Facility) (A-1+)
     1.10%(b)                             08/07/04            2,000                2,000,000
   Triborough Bridge & Tunnel Authority
     RB Series 2004-922 DN (Morgan
     Stanley Liquidity Facility) (F-1+)
     1.11%(b)                             04/15/04            3,000                3,000,000
   Triborough Bridge & Tunnel Authority
     Special Obligation RB Series 2000C
     DN (FSA Insurance) (A-1+, VMIG-1)
     1.06%(b)                             08/07/04              490                  490,000
   Union Springs Central School District
     GO Series 2004 BAN
     2.50%                                06/30/05            1,265                1,274,563
   Wappinger GO Series 2004 BAN
     2.00%                                04/29/05            3,000                3,017,631

                                                                                ------------
                                                                                 304,692,210
                                                                                ------------
Puerto Rico--6.2%
   Commonwealth of Puerto Rico
     Highway & Transportation Authority
     RB (Merrill Lynch P-Float Trust
     Receipts) Series 2002 PT-1052 DN
     (Merrill Lynch Capital Services
     Liquidity Facility) (A-1)
     1.11%(b)                             08/07/04            4,000                4,000,000
   Commonwealth of Puerto Rico
     Infrastructure Financing Authority
     Special Obligation Bonds
     (ABN-AMRO Munitops Trust
     Certificates) Series 2000A-17 MB
     (ABN-AMRO Bank N.V. SBPA)
     (MIG-1, F-1+)
     1.06%(b)                             09/22/04            7,000                7,000,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2003 MB
     (Merrill Lynch Capital Services
     Liquidity Facility) (A-1, AA+)
     1.30%                                11/18/04            3,000                3,000,000

                                       58

                         New York Money Fund Portfolio
                      Schedule of Investments (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                        Par
                                         Maturity      (000)         Value
                                        ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
   Puerto Rico Electric Power Authority
     RB Series 1997 DN (Societe
     Generale LOC) (A-1+)
     1.10%(b)                           08/07/04     $1,300      $1,300,000
   Puerto Rico Public Financing
     Corporation RB Series 2004-911 DN
     (CIFG-TCRS Credit Support, Morgan
     Stanley Group Liquidity Facility)
     (AAA, F-1+)
     1.09%(b)                           08/07/04      4,700       4,700,000

                                                                 ----------
                                                                 20,000,000
                                                                 ----------

TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $324,692,210(a))          $324,692,210
                                   ============

  (a) Aggregate cost for Federal income tax purposes.
(b) Rates shown are the rates as of July 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July
       31, 2004, the Fund held 3.2% of its net assets, with a current market value of $10,500,000, in securities restricted as to resale.

                                       59

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           BlackRock Liquidity Funds
                        California Money Fund Portfolio
                            Schedule of Investments
                                 July 31, 2004
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                Par
                                             Maturity          (000)                  Value
                                            ----------   -----------------   ----------------------
MUNICIPAL BONDS--100.0%
California--94.5%
   ABAG Finance Authority Non-Profit
     Corporations RB (Blood Centers of
     Pacific Project) Series 2002A DN
     (Wells Fargo Bank LOC) (A-1+)
        1.04%(b)                            08/01/04          $ 5,890        $5,890,000
   ABAG Finance Authority Non-Profit
     Corporations RB (Lease Revenue
     Pass-Through Obligation) Series
     2003A DN (Societe Generale LOC)
     (A-1+)
        1.15%(b)                            08/07/04            1,845         1,845,000
   ABAG Finance Authority Non-Profit
     Corporations RB (Zoological Society
     San Diego Project) Series 2004 DN
     (Bank of America N.A. LOC)
     (Aa1, VMIG-1)
        1.06%(b)                            08/07/04            4,000         4,000,000
   Alameda-Contra Costa District GO
     Series 2004 TRAN (A-1+, MIG-1)
        3.00%                               07/07/05            4,000         4,052,084
   Alameda-Contra Costa Schools
     Finance Authority Certificates of
     Participation (Capital Improvements
     Financing Project) Series 1997F DN
     (Kredietbank N.V. LOC) (A-1+)
        1.16%(b)                            08/07/04              800           800,000
   California Communities Housing &
     Finance Agency RB (Lease Revenue
     Pass-Through Obligation) Series
     2001A DN (Societe Generale LOC)
     (A-1+)
        1.15%(b)                            08/07/04            4,000         4,000,000
   California Department of Water
     Resource Power Supply RB Series
     2002B-2 DN (Banque Nationale de
     Paribas LOC) (A-1+, VMIG-1)
        1.13%(b)                            08/07/04           21,400        21,400,000
   California Department of Water
     Resource Power Supply RB Series
     2002C-10 DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1+, VMIG-1)
        1.05%(b)                            08/07/04            6,725         6,725,000
   California Department of Water
     Resource Power Supply RB Series
     2002C-7 DN (FSA Insurance, Dexia
     Credit SBPA) (A-1+, VMIG-1)
        1.10%(b)                            08/07/04            4,850         4,850,000
   California Economic Recovery RB
     Series 2004-931 DN (Morgan
     Stanley Liquidity Facility) (A-1, AA-)
        1.09%(b)                            08/05/04            2,000         2,000,000
   California Economic Recovery RB
     Series 2004C DN (J.P. Morgan
     Chase Bank SBPA)
     (A-1+, VMIG-1, F-1+)
        1.08%(b)                            08/07/04            3,500         3,500,000

                                                                Par
                                             Maturity          (000)                  Value
                                            ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   California Economic Recovery RB
     Series 2004C DN (XLCA Insured
     DEPFA Bank SBPA))
     (A-1+, VMIG-1, F-1+)
        1.05%(b)                            08/07/04          $ 4,800        $4,800,000
   California Economic Recovery RB
     Series 2004C-1 DN (Landesbank
     Hessen-Thuringen Girozentrale
     LOC) (A-1+, VMIG-1, F-1+)
        1.13%(b)                            08/01/04            7,000         7,000,000
   California Economic Recovery RB
     Series 2004C-12 DN (Lloyds Bank
     SBPA) (A-1+, VMIG-1)
        1.07%(b)                            08/07/04           18,100        18,100,000
   California Economic Recovery RB
     Series 2004C-14 DN (XLCA
     Insurance, Depfa Bank PLC SBPA)
     (A-1+, VMIG-1, F-1+)
        1.08%(b)                            08/07/04            7,500         7,500,000
   California Economic Recovery RB
     Series 2004C-15 DN (Credit Locale
     de France LOC) (A-1+, VMIG-1)
        1.08%(b)                            08/07/04            2,000         2,000,000
   California Economic Recovery RB
     Series 2004C-2 DN (Bank of
     America N.A. LOC) (A-1+, VMIG-1)
        1.07%(b)                            08/07/04           10,000        10,000,000
   California Economic Recovery RB
     Series 2004C3 DN (Landesbank
     Hessen Thuringen Girozentrale
     LOC) (A-1+, VMIG-1, F-1+)
        1.07%(b)                            08/07/04            1,000         1,000,000
   California Economic Recovery RB
     Series 2004C-7 DN (BNP Paribas
     LOC) (A-1+, VMIG-1, F-1+)
        1.09%(b)                            08/07/04           10,300        10,300,000
   California Educational Facilities
     Authority RB (Art Center Design
     College Project) Series 2002A DN
     (M&T Bank Corp. SBPA) (VMIG-1)
        1.16%(b)                            08/07/04            3,745         3,745,000
   California Educational Facilities
     Authority RB (Santa Clara
     University Project) Series 2002B DN
     (MBIA Insurance, M&T Bank Corp.
     SBPA) (VMIG-1)
        1.07%(b)                            08/07/04            2,000         2,000,000
   California Educational Facilities
     Authority RB (University of
     Southern California Project) Series
     2003C MB (A-1+, MIG-1)
        1.01%                               03/18/05            7,000         7,000,000
   California GO (ABN-AMRO Munitops
     Trust Certificates) Series 2003 DN
     (AMBAC Insurance, ABN-AMRO
     Bank N.V. SBPA ) (VMIG-1, F-1+)
        1.11%(b)                            08/07/04            6,000         6,000,000

                                       61

                        California Money Fund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   California GO (Wachovia Merlots Trust
     Receipts) Series 2002A-47 DN
     (MBIA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.13%(b)                             08/07/04          $ 3,385        $3,385,000
   California GO (Wavhovia Merlots Trust
     Receipts) Series 2003 DN (AMBAC
     Insurance, Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.13%(b)                             08/07/04            5,185         5,185,000
   California GO Series 1997 SG-91 DN
     (FGIC Insurance, Societe Generale
     LOC) (A-1+)
     1.10%(b)                             08/07/04           10,120        10,120,000
   California GO Series 2003A DN
     (Westdeutsche Landesbank
     Girozentrale LOC, J.P. Morgan
     Chase LOC) (A-1+, VMIG-1, F-1+)
     1.07%(b)                             08/01/04           10,700        10,700,000
   California GO Series 2003A-2 DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (A-1+, VMIG-1)
     1.08%(b)                             08/01/04           13,975        13,975,000
   California GO Series 2003B-2 DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC) (A-1+, VMIG-1)
     1.05%(b)                             08/07/04           23,205        23,205,000
   California GO Series 2003C-1 DN
     (Landesbank Hessen-Thuringen
     Girozentrale LOC)
     (A-1, VMIG-1, F-1+)
     1.08%(b)                             08/07/04            3,000         3,000,000
   California Health Facilities Financing
     Authority RB (Catholic Healthcare
     West Project) Series 1988B DN
     (MBIA Insurance, Morgan Guaranty
     Trust SBPA) (A-1+, VMIG-1)
     1.11%(b)                             08/07/04            2,000         2,000,000
   California Health Facilities Financing
     Authority RB Series 1999 PA-587
     DN (Merrill Lynch Capital Services
     Guaranty) (A-1+)
     1.16%(b)                             08/07/04           10,000        10,000,000
   California Health Facilities Financing
     Authority RB Series 2002-591 DN
     (Morgan Stanley Group LOC) (A-1+)
     1.11%(b)                             08/07/04            9,400         9,400,000
   California Infrastructure & Economic
     Development Bank RB (Academy of
     Motion Pictures Arts & Science
     Project) Series 2002 DN (AMBAC
     Insurance, J.P. Morgan Chase LOC)
     (A-1+, VMIG-1)
     1.08%(b)                             08/07/04            2,500         2,500,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   California Infrastructure & Economic
     Development Bank RB (J. Paul
     Getty Trust) Series 2003B MB
     (A-1+, MIG-1)
     1.17%                                02/01/05          $ 5,000        $5,000,000
   California Infrastructure & Economic
     Development Bank RB Series
     2002B DN (Kredietbank N.V. LOC)
     (A-1+)
     1.08%(b)                             08/01/04            5,100         5,100,000
   California RB (Municipal Securities
     Trust Receipts) Series 1997 SGA-58
     DN (FGIC Insurance, Societe
     Generale SBPA) (SP-1+, VMIG-1)
     1.16%(b)                             08/07/04            5,665         5,665,000
   California Statewide Communities
     Development Authority
     Multi-Family RB (Merrill Lynch
     P-Float Trust Receipts) Series 2000
     PT-1268 DN (Merrill Lynch & Co.
     Guaranty) (A-1+)
     1.16%(b)                             08/07/04           10,000        10,000,000
   California Statewide Community
     Development Authority RB (John
     Muir Mount Diablo Health Project)
     Series 1997 DN (Ambac Insurance,
     Chase Manhatten Bank SBPA)
     (A-1+, VMIG-1)
     1.04%(b)                             08/01/04            4,810         4,810,000
   Eastern Municipal Water District
     Water & Sewer Certificates of
     Participation (Riverside County
     Project) Series 1993B DN (FGIC
     Insurance, J.P. Morgan Chase
     SBPA) (A-1+, VMIG-1)
     1.08%(b)                             08/07/04            2,200         2,200,000
   Foothill-De Anza Community College
     GO Series 2000Y DN (Wachovia
     Bank N.A. LOC) (VMIG-1)
     1.13%(b)                             08/07/04            8,175         8,175,000
   Fresno County GO Series 2004-5
     TRAN (SP-1+)
     3.00%                                06/30/05            5,000         5,063,763
   Glendale Hospital RB Series 2002-590
     DN (Morgan Stanley Group LOC)
     (A-1+)
     1.11%(b)                             08/07/04            8,800         8,800,000
   Golden State Tobacco Securitization
     Corporation RB (Merrill Lynch
     P-Float Trust Receipts) Series 2004
     PA-1236 DN (Merrill Lynch & Co.
     Guaranty, Merrill Lynch Capital
     Services SBPA) (F-2+)
     1.19%(b)                             08/07/04              800           800,000
   Golden State Tobacco Securitization
     Corporation RB Series 2004 DN
     (Citibank LOC) (A-1+)
     1.13%(b)                             08/01/04            3,540         3,540,000

                                       62

                        California Money Fund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                            Par
                                         Maturity          (000)                  Value
                                        ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   Golden State Tobacco Securitization
     Settlement Corporation RB Series
     2004 DN (Citibank LOC) (AAA)
     1.13%(b)                           08/01/04          $ 4,995        $4,995,000
   Grossmont-Cuyamaca Community
     College District GO Series 2003A
     MB (MBIA Insurance) (AAA, Aaa)
     2.50%                              08/01/04            2,650         2,650,073
   Los Angeles County Housing Authority
     Multi-Family Housing RB (Lincoln
     Malibu Meadows Project) Series
     1998B DN (Federal National
     Mortgage Association LOC) (A-1+)
     1.06%(b)                           08/07/04            4,350         4,350,000
   Los Angeles County Public Works
     Finance Authority Lease RB Series
     2000J DN (AMBAC Insurance,
     Wachovia Bank N.A. LOC) (VMIG-1)
     1.13%(b)                           08/07/04            5,000         5,000,000
   Los Angeles County Water & Power
     RB (Power System Project) Series
     2002A-2 DN (Bayerische
     Landesbank Girozentrale LOC)
     (A-1+, VMIG-1)
     1.08%(b)                           08/07/04           13,200        13,200,000
   Los Angeles County Water & Power
     RB (Power System Project) Series
     2002A-8 DN (Bayerische
     Landesbank Girozentrale LOC,
     Banque Nationale de Paribas LOC,
     Dexia Credit LOC, J.P. Morgan
     Chase LOC, Westdeutsche
     Landesbank Girozentrale SBPA)
     (A-1+, VMIG-1)
     1.06%(b)                           08/07/04            5,100         5,100,000
   Los Angeles Unified School District
     GO (ABN-AMRO Munitops Trust
     Certificates) Series 1999C DN
     (MBIA Insurance, ABN-AMRO Bank
     N.V. SBPA) (VMIG-1)
     1.13%(b)                           08/07/04            4,600         4,600,000
   Los Angeles Unified School District
     GO Series 1997E DN (MBIA
     Insurance, Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.13%(b)                           08/07/04            4,985         4,985,000
   Los Angeles Unified School District
     RB (Belmont Learning Complex
     Project) Series 1997A DN (Bank of
     New York LOC) (A-1+, VMIG-1)
     1.05%(b)                           08/07/04            5,700         5,700,000
   Los Angeles Wastewater Systems RB
     Series 2001A DN (FGIC Insurance)
     (A-1+, MIG-1, F-1+)
     1.15%(b)                           08/07/04            2,500         2,500,000

                                                            Par
                                         Maturity          (000)                  Value
                                        ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   Los Angeles Wastewater Systems RB
     Series 2002A DN (FGIC Insurance,
     Bank of America N.A. Liquidity
     Facility) (A-1+)
     1.12%(b)                           08/07/04          $ 5,000        $5,000,000
   Metropolitan Water Distribution
     Southern California Waterworks RB
     Series 1996A DN (AMBAC
     Insurance, Lloyds Bank SBPA)
     (A-1+, VMIG-1)
     1.08%(b)                           08/07/04            3,400         3,400,000
   Metropolitan Water Distribution
     Southern California Waterworks RB
     Series 2000B-2 DN (Westdeutsche
     Landesbank Girozentrale LOC)
     (A-1+, VMIG-1, F-1+)
     1.06%(b)                           08/07/04            3,700         3,700,000
   Metropolitan Water Distribution
     Southern California Waterworks RB
     Series 2003C-1 DN (Dexia Credit
     LOC) (A-1+, VMIG-1)
     1.05%(b)                           08/07/04           10,000        10,000,000
   Newport Beach Hospital RB (Hoag
     Memorial Presbyterian Hospital
     Project) Series 1999A DN
     (A-1+, VMIG-1)
     1.11%(b)                           08/07/04            1,000         1,000,000
   Oakland Unified School District of
     Alameda County GO (Bear Stearns
     Trust Certificates) Series
     2002A-9035 DN (FGIC Insurance,
     Bear Stearns Capital Markets
     Liquidity Facility) (A-1)
     1.13%(b)(c)                        08/07/04           11,095        11,095,000
   Orange County Sanitation District RB
     Series 2000B AMT DN (Credit
     Locale de France LOC)
     (A-1+, VMIG-1)
     1.08%(b)                           08/01/04               40            40,000
   Pacific Housing & Finance Agency RB
     (Lease Revenue Pass-Through
     Obligation) Series 2001A DN
     (Societe Generale LOC) (A-1+)
     1.15%(b)                           08/07/04            4,000         4,000,000
   Port of Oakland GO MB (A-1+, F-1+)
     1.13%                              09/03/04           10,780        10,780,000
   Riverside County Certificates of
     Participation (Riverside County
     Public Facilities Project) Series
     1985B DN (State Street LOC)
     (A-1+, VMIG-1)
     1.06%(b)                           08/07/04            2,550         2,550,000
   Sacramento County Board of
     Education GO Series 2004 TRAN
     2.00%                              10/01/04           12,000        12,019,600

                                       63

                        California Money Fund Portfolio
                      Schedule of Investments (Continued)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   Sacramento Municipal Utilities
     District RB (ABN-AMRO Munitops
     Trust Certificates) Series 2003-17
     DN (MBIA Insurance, ABN-AMRO
     Bank N.V. SBPA) (VMIG-1)
     1.11%(b)                             08/07/04          $11,835        $11,835,000
   Sacramento Municipal Utility District
     RB (Macon Trust Certificates)
     Series 2002M DN (AMBAC
     Insurance, Kredietbank N.V. LOC)
     (A-1+)
     1.12%(b)                             08/07/04            3,975          3,975,000
   Sacramento Municipal Utility District
     RB Series 2000A DN (AMBAC
     Insurance, Wachovia Bank N.A.
     LOC) (VMIG-1)
     1.13%(b)                             08/01/04           10,555         10,555,000
   Sacramento Unified School District
     GO (ABN-AMRO Munitops Trust
     Certificates) Series 2002-9 MB
     (MBIA Insurance, ABN-AMRO Bank
     N.V. SBPA) (MIG-1, F-1+)
     1.35%                                11/17/04            7,485          7,485,000
   Sacramento Unified School District
     GO Series 2003-04 TRAN (MIG-1)
     2.00%                                11/12/04            5,000          5,013,221
   San Bernardino County Multi-Family
     Housing RB (WLP Parkview Place
     Project) Series 2004A DN (Federal
     National Mortgage Association
     Guaranty) (A-1+, AAA)
     1.06%(b)                             08/07/04            4,500          4,500,000
   San Diego Multi-Family Housing RB
     (La Cima Project) Series 1985 DN
     (Federal Loan Mortgage
     Corporation Guaranty) (VMIG-1)
     1.05%(b)                             08/07/04            2,100          2,100,000
   San Diego Multi-Family Housing RB
     (Lusk Mira Mesa Apartments
     Project) Series 1985E DN (Federal
     Home Loan Bank Guaranty, Merrill
     Lynch Capital Services SBPA) (A-1+)
     1.12%(b)                             08/07/04            1,200          1,200,000
   San Francisco City & County Public
     Utilities RB (Commission for Clean
     Water Project) Series 2003A DN
     (MBIA Insurance, Wachovia Bank
     N.A. LOC) (VMIG-1)
     1.13%(b)                             08/07/04            3,190          3,190,000
   San Jose Multi-Family Housing RB
     (Timberwood Apartments Project)
     Series 1995A DN (Wells Fargo Bank
     LOC) (VMIG-1)
     1.11%(b)                             08/07/04            2,775          2,775,000
   San Jose Redevelopment Agency RB
     (Merged Area Redevelopment
     Project) Series 1996A DN (Morgan
     Guaranty Trust LOC) (A-1+)
     1.04%(b)                             08/07/04            2,000          2,000,000

                                                              Par
                                           Maturity          (000)                  Value
                                          ----------   -----------------   ----------------------
MUNICIPAL BONDS (Continued)
California (continued)
   Santa Clara Financing Authority
     Lease RB (VMC Facilities
     Replacement Project) Series 1985B
     DN (Union Bank of Switzerland
     LOC) (A-1, VMIG-1)
     1.09%(b)                             08/07/04          $10,000        $10,000,000
   Southern California Public Power
     Authority RB (San Juan Power
     Project) Series 2002 DN (FSA
     Insurance, Wachovia Bank N.A.
     LOC) (VIMG-1)
     1.13%(b)                             08/07/04            4,010          4,010,000
   Southern California Public Power
     Authority RB (Southern
     Transmission Project) Series 2001A
     DN (FSA Insurance, Dexia Credit
     Locale SBPA) (A-1+, VMIG-1)
     1.08%(b)                             08/07/04            4,000          4,000,000
   Western Placer Unified School District
     Certificates of Participation Series
     2004A DN (FSA Insurance, Dexia
     Credit Locale SBPA) (Aaa, F-1+)
     1.06%(b)                             08/07/04           10,000         10,000,000

                                                                           -----------
                                                                           490,433,741
                                                                           -----------
Puerto Rico--5.5%
   Commonwealth of Puerto Rico
     Electric Power Authority RB
     (Goldman Sachs Trust Receipts)
     Series 2002-1 DN (MBIA Insurance,
     Bank of New York SBPA) (A-1+)
     1.11%(b)                             08/07/04            3,000          3,000,000
   Commonwealth of Puerto Rico
     Government Development Bank RB
     Series 1985 DN (Credit Suisse LOC)
     (A-1+, VMIG-1)
     1.02%(b)                             08/07/04            1,050          1,050,000
   Commonwealth of Puerto Rico
     Infrastructure Financing Authority
     Special Obligation Bonds
     (ABN-AMRO Munitops Trust
     Certificates) Series 2000A-17 MB
     (ABN-AMRO Bank N.V. SBPA)
     (MIG-1, F-1+)
     1.06%(b)                             09/22/04            7,500          7,500,000
   Commonwealth of Puerto Rico Public
     Improvement GO (Merrill Lynch
     P-Float Trust Receipts) Series 2001
     PA-931 DN (XLCA Insurance, Merrill
     Lynch Capital Services SBPA) (A-1)
     1.08%(b)                             08/05/04              500            500,000
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2001 DN
     (FSA Insurance, Toronto Dominion
     LOC) (A-1+)
     1.11%(b)                             08/01/04            4,445          4,445,000

                                       64

                        California Money Fund Portfolio
                      Schedule of Investments (Concluded)
                                  (Unaudited)

--------------------------------------------------------------------------------

                                                          Par
                                           Maturity      (000)         Value
                                          ----------   ---------   -------------
MUNICIPAL BONDS (Continued)
Puerto Rico (continued)
   Commonwealth of Puerto Rico Public
     Improvement GO Series 2002A DN
     (FGIC Insurance, Salomon Smith
     Barney Liquidity Facility) (VMIG-1)
     1.11%(b)                             08/07/04     $1,905      $1,905,000
   Puerto Rico Public Finance
     Corporation RB Series 2004 DN
     (Citibank Liquidity Facility) (A-1+)
     1.11%(b)                             08/07/04      5,200       5,200,000
   Puerto Rico Public Financing
     Corporation RB Series 2004-911 DN
     (CIFG-TCRS Credit Support, Morgan
     Stanley Group Liquidity Facility)
     (AAA, F-1+)
     1.09%(b)                             08/07/04      5,100       5,100,000

                                                                   ----------
                                                                   28,700,000
                                                                   ----------

TOTAL INVESTMENTS IN
   SECURITIES --  100.0%
   (Cost $519,133,741(a))          $519,133,741
                                   ============

  (a) Aggregate cost for Federal income tax purposes.
  (b) Rates shown are the rates as of July 31, 2004 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
  (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of July
       31, 2004, the Fund held 2.1% of its net assets, with a current market value of $11,095,000, in securities restricted as to resale.

                                       65

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Item 2.	Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock Liquidity Funds

By:	/s/ RALPH L. SCHLOSSTEIN
Name:	Ralph L. Schlosstein
Title:	President
Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RALPH L. SCHLOSSTEIN
Name:	Ralph L. Schlosstein
Title:	President
Date:	September 29, 2004

By:	/s/ PAUL L. AUDET
Name:	Paul L. Audet
Title:	Treasurer
Date:	September 29, 2004